Registration Nos:     2-62492
                                                           811-2865
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [  X  ]

           Pre Effective Amendment No.                  [     ]
           Post Effective Amendment No.   44            [  X  ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY     [  X  ]
ACT OF 1940

           Amendment No.    42                          [  X  ]

                       COLONIAL TRUST IV
                       -----------------
              (Exact Name of Registrant as Specified in Charter)
               One Financial Center, Boston, Massachusetts 02111
               -------------------------------------------------
                    (Address of Principal Executive Office)

                                     (617) 426-3750
                                     --------------
             (Registrant's Telephone Number, Including Area Code)

Name and Address of Agent for        Copy to:
-----------------------------        --------
Service:
--------

Arthur O. Stern, Esquire             John M. Loder, Esquire
Colonial Management Associates, Inc. Ropes & Gray
One Financial Center                 One International Place
Boston, Massachusetts  02111         Boston, Massachusetts
                                     02110-2624

It is proposed that this filing will become effective (check appropriate box):
[     ]    immediately upon filing pursuant to paragraph (b).
[  x  ]    on October 28, 1996 pursuant to paragraph (b).
[     ]    60 days after filing pursuant to paragraph (a)(2).
[     ]    on (date) pursuant to paragraph (a)(1) of Rule 485.
[     ]    75 days after filing pursuant to paragraph (a)(2).
[     ]    on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[     ]    this post-effective amendment designates a new
           effective date for a previously filed post-effective amendment.

                       DECLARATION PURSUANT TO RULE 24f-2
       The Registrant has registered an indefinite number of its shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. On January 26, 1996, the Registrant filed a Rule 24f-2 Notice in respect of its six other series for their fiscal year ended November 30, 1995. On August 26, 1996 the Registrant, on behalf of its Colonial Municipal Money Market Fund (formerly known as Colonial Tax-Exempt Money Market Fund) series filed a Rule 24f-2 Notice in respect of the series' fiscal year ended June 30, 1996.

                     MASTER FUND/FEEDER FUND REPRESENTATION

    This Registration Statement includes the Prospectus and Statement of Additional Information for the Colonial Municipal Money Market Fund, which uses a master fund/feeder fund structure. In accordance with SEC requirements, the master fund has executed this Registration Statement.




                         COLONIAL TRUST IV
                         -----------------

                       Cross Reference Sheet
                       ---------------------

               Colonial Municipal Money Market Fund
               ------------------------------------



Item Number of Form N-1A       Location or Caption in Prospectus
------------------------       ---------------------------------

Part A
------

     1.                        Cover Page

     2.                        Summary of Expenses

     3.                        The Fund's Financial History

     4.                        The Fund's Investment Objective;
                               Organization and History; How the
                               Fund Pursues its Objective and
                               Certain Risk Factors

     5.                        Cover Page; How the Fund and the
                               Portfolio are Managed;
                               Organization and History; The
                               Fund's Investment Objective, Back
                               Cover

     6.                        Organization and History;
                               Distributions and Taxes; How to
                               Buy Shares

     7.                        Cover Page; Summary of Expenses;
                               How to Buy Shares; How the Fund
                               Values its Shares; 12b-1 Plans;
                               Back Cover

     8.                        Summary of Expenses; How to Sell
                               Shares; How to Exchange Shares;
                               Telephone Transactions

     9.                        Not Applicable


October 28, 1996


COLONIAL
MUNICIPAL
MONEY MARKET FUND

PROSPECTUS

BEFORE YOU INVEST

Colonial Management Associates, Inc. (Administrator) and your full-service financial adviser want you to understand both the risks and benefits of mutual fund investing.

While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency.

Please consult your full-service financial adviser to determine how investing in this mutual fund may suit your unique needs, time horizon and risk tolerance.


Colonial Municipal Money Market Fund (Fund), a non-diversified portfolio of Colonial Trust IV (Trust), an open-end management investment company, seeks maximum current income exempt from Federal income tax by investing principally in a diversified portfolio of "short-term" Municipal Securities.



Prior to its conversion to a master fund/feeder fund structure on September 28, 1995, the Fund invested directly in individual securities and was managed by the Administrator. Unlike a traditional mutual fund which invests directly in individual securities, the Fund currently seeks to achieve its objective by investing all of its assets in SR&F Municipal Money Market Portfolio (Portfolio), a municipal money market master fund that has the same investment objective as the Fund. The Portfolio is a series of the SR&F Base Trust, an open-end diversified management investment company which was organized as a trust under the laws of The Commonwealth of Massachusetts on August 23, 1993. Except for certain separate expenses, the Fund's investment experience will correspond directly to that of the Portfolio. The Portfolio is managed by Stein Roe & Farnham Incorporated (Adviser), successor to an investment advisory business that was founded in 1932.



This Prospectus explains concisely what you should know before investing in the Fund. Read it carefully and retain it for future reference. More detailed information about the Fund is in the October 28, 1996 Statement of Additional Information which has been filed with the Securities and Exchange Commission and is obtainable free of charge by calling the Administrator at 1-800-248-2828. The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.



                                                                      TM-XX-XX


An investment in the Fund is not insured or guaranteed by the U.S. Government. There can be no assurance that the $1.00 net asset value per share will be maintained.


The Fund offers two classes of shares. Class A shares are offered at net asset value; Class B shares are offered at net asset value and, in addition, are subject to an annual distribution fee and a declining contingent deferred sales charge on redemptions made within six years after purchase. Class B shares automatically convert to Class A shares after approximately eight years. See "How to Buy Shares".



Class B shares of the Fund are only for temporary investment while, for example, considering investments in Class B shares of other Colonial funds. Unlike shares of most money market funds, investments in the Fund's Class B shares are subject to contingent deferred sales charges, a distribution fee and a service fee.



Contents                                                Page

Summary of Expenses
The Fund's  Financial History
Two-Tiered Structure Structure
The Fund's Investment Objective
How the Fund Pursues its Objective
 and Certain Risk Factors
How the Fund Measures its Performance
How the Fund and the Portfolio are Managed Managed
How the Fund Values its Shares
Distributions and Taxes
How to Buy Shares
How to Sell Shares
How to Exchange Shares
Telephone Transactions
12b-1 Plans
Organization and History
History
Appendix


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR INSURED BY, ANY BANK OR GOVERNMENT AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in the Fund.

Shareholder Transaction Expenses (1)(2)

                                                  Class A        Class B
Maximum Contingent Deferred
 Sales Charge (as a % of offering price)(3)        0.00%          5.00%(4)


(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Sell Shares."

(2) Redemption proceeds exceeding $5,000 sent via federal funds wire will be subject to a $7.50 charge per transaction.
(3)     Does not apply to reinvested distributions.
(4)     Because of the 0.75% distribution fee applicable to
        Class B shares, long-term Class B shareholders may pay more in aggregate sales charges than the maximum sales charge permitted by the National Association of Securities Dealers, Inc. However, because the Fund's Class B shares automatically convert to Class A shares after approximately 8 years, this is less likely for Class B shares than for a class without a conversion feature.

Annual Operating Expenses (as a % of average net assets)

                                          Class A     Class B

12b-1 fees                                 0.00        1.00
Other expenses (after expense
  reimbursement and fee waiver)            0.75        0.75
                                           --------    --------
Administration fee (after fee waiver)      0.00%       0.00%
Total operating expenses                   0.75%(5)    1.75%(5)
                                           ========    ========


(5)     The Administrator has voluntarily agreed to waive
        or bear certain Fund expenses until further notice
        to the Fund.  Absent such agreement, the
        "Administration fee" would have been 0.25% for each
        Class, "Other expenses" would have been 1.26    %
        for each Class and "Total expenses" would have been
        1.51  % for Class A shares and 2.51  % for Class B.



        For fiscal year 1996, total operating expenses as a percent of net assets were 1.59% for Class A shares and 2.59% for Class B shares which do not reflect the current operating expenses of the Fund.



The preceding tables summarize your maximum transaction costs and your annual expenses for an investment in each Class of the Fund's shares. Annual Operating Expenses include the expenses of the Portfolio as well as the Fund. Annual Operating Expenses have been restated to reflect current fees. See "How the Fund and the Portfolio are Managed" and "12b-1 Plans" for more complete descriptions of the Fund's and the Portfolio's various costs and expenses.


Example
The following Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in each Class of shares of the Fund for the periods specified, assuming a 5% annual return and, unless otherwise noted, redemption at period end. The 5% return and expenses used in this Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary.

                             Class A         Class B
Period:                                    (6)    (7)
1 year                       $  8        $ 68     $ 18
3 years                        24          85       55
5 years                        42         115       95
10 years                       93         180 (8)  180 (8)


(6)      Assumes redemption at period end.

(7)      Assumes no redemption.
(8) Class B shares convert to Class A shares after approximately 8 years; therefore, years 9 and 10 reflect Class A share expenses.


Without voluntary fee reduction, the amounts would be $15, $48, $83 and $181 for Class A shares for 1, 3, 5 and 10 years, respectively; $75, $108, $154 and $260 for Class B shares assuming redemptions for 1, 3, 5 and 10 years, respectively; and $25, $78, $134 and $260 for Class B shares assuming no redemptions for 1, 3, 5 and 10 years, respectively .





THE FUND'S FINANCIAL HISTORY (a)

The following schedule of financial highlights for a share outstanding throughout each period, has been audited by Price Waterhouse LLP, independent accountants. Their unqualified report is included in the Fund's 1996 Annual
Report and is incorporated by reference into the Statement of Additional Information.




                                                                                CLASS A
                                    ---------------------------------------------------------------------------------------------
                                    Year Ended   Period Ended                     Year ended November 30
                                    June 30      June 30
                                    ----------   ----------  --------------------------------------------------------------------
                                    1996(c)      1995(d)     1994     1993    1992     1991     1990    1989    1988     1987(e)
                                    ----------   ----------- --------------------------------------------------------------------
Net asset value - Beginning of      $1.000       $1.000      $1.000  $1.000   $1.000   $1.000   $1.000  $1.000  $1.000  $1.000
 period                             ------       ------      ------  ------   ------   ------   ------  ------  ------  ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income(b)            0.030 (f)    0.018       0.020   0.017    0.024    0.042    0.055   0.059   0.050   0.022
                                     -----        -----       -----   -----    -----    -----    -----   -----   -----   -----
LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS:
 From net investment income         (0.030)      (0.018)     (0.020)  (0.017) (0.024)  (0.042)  (0.055) (0.059) (0.050) (0.022)
                                    -------      -------     -------  ------- -------  -------  ------- ------- ------- -------
Net asset value - End of period     $1.000       $1.000      $1.000   $1.000  $1.000   $1.000   $1.000  $1.000  $1.000  $1.000
                                     =====        =====       =====    =====   =====    =====    =====   =====   =====   =====
Total return(g)(h)                   3.04%        1.80% (i)   2.00%    1.73%   2.44%    4.26%    5.64%   6.11%   5.12%   2.19% (i)
                                     ----         ----        ----     ----    ----     ----     ----    ----    ----    ----
RATIOS TO AVERAGE NET ASSETS:
 Expenses                            0.75% (f)    0.75% (j)   0.60%    0.75%   0.75%    0.75%    0.75%   0.66%   0.39%    ---
 Fees and expenses waived or
   or borne by the Administrator     0.84% (f)    0.36% (j)   0.59%    0.50%   0.61%    0.53%    0.38%   0.31%   0.49%   1.08% (j)
 Net investment income               3.00% (f)    3.05% (j)   2.05%    1.69%   2.42%    4.23%    5.50%   5.96%   4.95%   5.37% (j)
Net assets at end of period (000)   $19,676      $24,675     $28,808  $18,618 $34,956  $28,355  $37,158 $40,639 $53,758 $52,190

 (a) Prior to September 28, 1995, the Fund was managed by the Administrator and invested directly in individual securities. On September 15, 1995, shareholders of the Fund approved a conversion of the Fund to a master fund/feeder fund structure at a special meeting of shareholders called for that purpose. The financial history presented in this section for Class A and Class B shares is that of the Fund. However, the investment performance disclosed in the Statement of Additional Information and in any sales or advertising materials for the Fund is that of the Stein Roe
        Municipal Money Market Fund, adjusted to reflect applicable sales loads of the Fund. The investment adviser of the Stein Roe Municipal Money
        Market Fund before its conversion to a feeder fund of the Portfolio on September 28, 1995 was the Adviser. Also, the investment objective, policies and restrictions of the Portfolio are generally the same as those of the Stein Roe Municipal Money Market Fund prior to September
        28, 1995.

(b)     Net of fees and expenses waived or
        borne by the Adviser/Administrator
        which amounted to           $0.008       $0.002      $0.006   $0.005  $0.006   $0.005   $0.004  $0.003  $0.005   $0.005
(c)     Effective  September 28, 1995,  SR&F became the  investment  adviser of the
        Fund.
(d)     The Fund changed its fiscal year end from  November 30 to June 30 on
        June 16, 1995.
(e)     The Fund commenced  investment  operations on June 16, 1987.
(f)     The per share  amounts  and ratios  reflect  income and  expenses assuming inclusion of the Fund's  proportionate share of the income and expenses of SR&F Municipal Money Market Portfolio.
(g)     Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(h)     Had the Adviser/Administrator not waived or reimbursed a portion of expenses total return would have been reduced.
(i)     Not annualized.
(j)     Annualized.


THE FUND'S FINANCIAL HISTORY(a) (continued)


                                                                                        CLASS B
                                             ------------------------------------------------------------------------------
                                              Year ended           Period ended
                                                June 30               June 30                Year Ended November 30
                                             ------------------    ------------------    ----------------------------------
                                                1996 (b)            1995 (c)              1994        1993       1992(d)
                                             ------------------    ------------------    ----------------------------------
Net asset value - Beginning of
  period                                      $1.000                $1.000                $1.000      $1.000      $1.000
                                              -------               -------               -------     -------     ------
INCOME FROM INVESTMENT
  Net investment income(a)                     0.020  (f)            0.012                 0.010       0.009       0.007
                                              ------                ------                ------       -----       -----
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
  From net investment income                  (0.020)               (0.012)               (0.010)     (0.009)     (0.007)
                                              -------               -------               -------     -------     -------
Net asset value - End of period               $1.000                $1.000                $1.000      $1.000      $1.000
                                              =======               =======               =======     =======     ======
Total return(f)(g)                             2.02%                 1.20% (h)             1.01%       0.93%       0.68% (h)
                                               -----                 -----                 -----       -----       -----
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                     1.75% (e)             1.75% (i)             1.60%       1.75%       1.75% (i)
  Fees and expenses waived
   or borne by the Adviser/Administrator       0.84% (e)             0.36% (i)             0.59%       0.50%       0.79% (i)
Net investment income                          2.00% (e)             2.05% (i)             1.05%       0.69%       1.42% (i)
Net assets at end of period                   $1,235                $3,111                $3,867      $908        $135

 (a)    Prior to September 28, 1995,  the Fund was managed by the  Administrator and invested directly in individual  securities.  On September 15, 1995, shareholders  of the Fund  approved a conversion of the Fund to a master fund/feeder  fund structure at a special meeting of shareholders  called for that purpose.  The financial  history  presented in this section for
        Class A and Class B shares is that of the Fund. However,  the investment performance disclosed in the Statement of Additional  Information and in any sales or advertising materials for the Fund is that of the Stein Roe
        Municipal Money Market Fund,  adjusted to reflect applicable sales loads of the Fund.  The  investment  adviser of the Stein Roe Municipal  Money
        Market Fund before its  conversion  to a feeder fund of the Portfolio on
        September  28, 1995 was the Adviser.  Also,  the  investment  objective, policies and  restrictions  of the  Portfolio  are generally the same as those of the Stein Roe  Municipal  Money  Market Fund prior to September
        28, 1995.
 (b)    Net of fees and expenses waived or
        borne by the Adviser/ Administrator
        which amounted to                     0.008                 $0.002                 $0.006       $0.005        $0.003
 (c)    Effective  September 28, 1995,  SR&F became the  investment  adviser of the Fund.
 (d)    The Fund changed its fiscal year end from  November 30 to June 30 on
        June 16, 1995.
 (e)    Class B shares were  initially  offered on May 5, 1992. Per share amounts reflect activity from that date.
 (f)    The per  share  amounts  and  ratios  reflect  income  and expenses  assuming  inclusion of the Fund's  proportionate share of the income and expenses of SR&F  Municipal  Money
        Market Portfolio.
 (g)    Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
 (h)    Had the Adviser/Administrator not waived or reimbursed a portion of expenses total return would have been reduced.
 (i)    Not annualized.
 (j)    Annualized.

Further performance information is contained in the Fund's Annual Report to shareholders, which is obtainable free of charge by calling 1-800-248-2828.

TWO-TIERED STRUCTURE


Unlike other mutual funds which invest directly in individual securities, the Fund is an open-end management investment company that seeks to achieve its investment objective by investing all of its assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund and which invests directly in portfolio securities. See "The Fund's Investment Objective," "How the Fund Pursues its Objective and Certain Risk Factors" and "How the Fund and the Portfolio are Mmanaged" for information concerning the Portfolio's and the Fund's investment objectives, policies, management and expenses. The following describes certain of the effects and risks of this structure.



The Fund's and the Portfolio's investment objectives may be changed without shareholder approval. Fund shareholders will be notified, however, at least 30 days prior to any material change in the Fund's or the Portfolio's investment objective. Class B shareholders may incur a contingent deferred sales charge if they redeem shares in response to a change in investment objective.



Matters submitted by the Portfolio to its investors for a vote will be passed along by the Fund to its shareholders, and the Fund will vote its entire interest in the Portfolio in proportion to the votes actually received from Fund shareholders. As of the date of this Prospectus, the Stein Roe Municipal Money Market Fund (Stein Roe Fund) is also an investor in the Portfolio. In the future, other funds or institutional investors may also invest in the Portfolio. The Stein Roe Fund currently has, and in the future other investors may have, sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio. You may obtain additional information about other investors in the Portfolio by writing or calling the Administrator at 1-800-248-2828.



The Stein Roe Fund invests, and other feeder funds or institutions may invest, in the Portfolio on substantially the same terms and conditions as the Fund. Each investor in the Portfolio will bear its proportionate share of the Portfolio's expenses. However, the Stein Roe Fund and other mutual fund investors in the Portfolio will not be required to issue their shares at the same public offering price as the Fund and may have direct expenses that are higher or lower than those of the Fund. These differences may result in such other funds' generating investment returns higher or lower than those of the Fund. Large scale redemptions by such other investors in the Portfolio could result in untimely liquidation of the Portfolio's security holdings, loss of investment flexibility and an increase in the operating expenses of the Portfolio as a percentage of its assets.


The Fund will continue to invest in the Portfolio as long as the Trust's Board of Trustees determines it is in the best interest of Fund shareholders to do so. In the event that the Portfolio's investment objective or policies were changed so as to be inconsistent with the Fund's investment objective or policies, the Board of Trustees of the Trust would consider what action might be taken, including changes to the Fund's investment objective or policies, withdrawal of the Fund's assets from the Portfolio and investment of such assets in another pooled investment entity or the retention of an investment adviser to manage the Fund's investments. Certain of these actions would require Fund shareholder approval. Withdrawal of the Fund's assets from the Portfolio could result in a distribution by the Portfolio to the Fund of portfolio securities in kind (as opposed to a cash distribution), and the Fund could incur brokerage fees or other transaction costs and could realize distributable taxable gains in converting such securities to cash. Such a distribution in kind could also result in a less diversified portfolio of investments for the Fund.

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks maximum current income exempt from Federal income tax by investing principally in a diversified portfolio of "short-term" Municipal Securities.

HOW THE FUND PURSUES ITS OBJECTIVE AND CERTAIN RISK FACTORS


The Fund seeks to achieve its investment objective by investing all its assets in the Portfolio, which has the same investment objective and policies as the Fund. In pursuing its investment objective, the Portfolio attempts to maintain relative stability of principal and liquidity. The Portfolio invests principally in a diversified portfolio of short-term Municipal Securities. "Short-term" means a remaining maturity of no more than thirteen months (or a comparable period). See the Statement of Additional Information for more information.


It is a fundamental policy that normally at least 80% of the Portfolio's investments will produce income that is exempt from Federal income tax, except for periods in which the Adviser believes require a temporary defensive position for the protection of shareholders.


As a fundamental policy, the Portfolio invests in Municipal Securities that, at the time of purchase, are: (i) variable rate demand securities whose demand feature is rated within the two highest ratings assigned by Moody's Investors Service, Inc. (Moody's), VMIG1 or VMIG2; (ii) notes rated within the two highest short-term municipal ratings assigned by Moody's, MIG1 or MIG2, or within the highest rating assigned by Standard & Poor's Corporation (S&P), SP-1+; (iii) municipal commercial paper (short-term promissory notes) rated Prime-1 by Moody's, or A-1+ or A-1 by S&P; (iv) municipal bonds, including industrial development bonds, rated within the two highest ratings assigned to municipal bonds by S&P, AAA or AA, or by Moody's, Aaa or Aa; (v) securities not rated as described in (i) through (iv) but determined by the Board of Trustees of the Portfolio to be at least equal in quality to one or more of the foregoing ratings, although other types of obligations of the same issuer might not be within the foregoing ratings; (vi) securities backed by the full faith and credit of the U.S. government; or (vii) securities as to which the payment of principal and interest is collateralized by securities issued or guaranteed by the U.S. government or by its agencies or instrumentalities (U.S. government securities) deposited in an escrow for the benefit of holders of the securities. In accordance with SEC Rule 2a-7 under the Investment Company Act of 1940, each security in which the Portfolio invests will be U.S. dollar denominated and (i) rated (or be issued by an issuer that is rated with respect to its short-term debt) within the two highest rating categories for short-term debt by at least two nationally recognized statistical rating organizations (NRSROs) or, if rated by only one NRSRO, rated within the two highest rating categories by that NRSRO, or, if unrated, determined by or under the direction of the Board of Trustees of the Portfolio to be of comparable quality, and (ii) determined by or under the direction of the Portfolio's Board of Trustees to present minimal credit risks.


Municipal Securities. Municipal Securities are debt obligations issued by or on behalf of the governments of states, territories or possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is generally exempt from the regular Federal income tax.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. "General obligation" bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. "Revenue" bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Industrial development bonds are usually revenue bonds, the credit quality of which is normally directly related to the credit standing of the industrial user involved. Municipal Securities may bear either fixed or variable rates of interest. Variable rate securities bear rates of interest that are adjusted periodically according to formulae intended to minimize fluctuation in values of such instruments.


Within the principal classifications of Municipal Securities, there are various types of instruments, including municipal bonds, municipal notes, municipal leases, custodial receipts and participation certificates. Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal lease securities, and participation certificates therein, evidence certain types of interests in lease or installment purchase contract obligations of a municipal authority or other entity. Custodial receipts represent ownership in future interest or principal payments (or both) on certain Municipal Securities and are underwritten by securities dealers or banks. Some Municipal Securities may not be backed by the faith, credit and taxing power of the issuer and may be subject to "non-appropriation" clauses which provide that the municipal authority is not obligated to make lease or other contractual payments, unless specific annual appropriations are made by the municipality. The Portfolio may invest more than 5% of its net assets in municipal bonds and notes, but does not expect to invest more than 5% of its net assets in the other Municipal Securities described in this paragraph The Board of Trustees of the Portfolio is responsible for determining the credit quality of unrated municipal leases on an ongoing basis, including an assessment of the likelihood that such leases will not be canceled.


The Portfolio may also purchase Municipal Securities that are insured as to the timely payment of interest and principal. Such insured Municipal Securities may already be insured when purchased by the Portfolio or the Portfolio may purchase insurance in order to turn an uninsured Municipal Security into an insured Municipal Security.

Some Municipal Securities are backed by (i) the full faith and credit of the U.S. government, (ii) agencies or instrumentalities of the U.S. government, or (iii) U.S. government securities.

Except with respect to Municipal Securities with a demand feature acquired by the Portfolio, if, after purchase by the Portfolio, an issue of Municipal Securities ceases to meet the required rating standards, if any, the Portfolio is not required to sell such security, but the Adviser would consider such an event in deciding whether it should retain the security in its portfolio.

In the case of Municipal Securities with a demand feature acquired by the Portfolio, if the quality of such a security falls below the minimum level applicable at the time of acquisition, the Portfolio must dispose of the security, unless the Portfolio's Board of Trustees determines that it is in the best interest of the Portfolio and its shareholders to retain the security.


Other Investment Practices. The Portfolio may also engage to a limited extent in the following investment practices, each of which may involve certain special risks:


When-Issued and Delayed-Delivery Securities. The Portfolio's assets may include securities purchased on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Portfolio makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the Adviser deems it advisable for investment reasons. Securities purchased in this manner involve a risk of loss if the value of the security purchased declines before settlement date.

Stand-By Commitments. To facilitate portfolio liquidity, the Portfolio may obtain stand-by commitments when it purchases Municipal Securities. A stand-by commitment gives the holder the right to sell the underlying security to the seller at an agreed upon price on certain dates within a specified period.

Participation Interests. The Portfolio may also purchase participation interests or certificates of participation in all or part of specific holdings of Municipal Securities, including municipal obligations. Some participation interests, certificates of participation and municipal lease obligations are illiquid and, as such, will be subject to the Portfolio's 10% limit on investments in illiquid securities.


Tender Option Bonds. The Portfolio may purchase tender option bonds. A tender option bond is a Municipal Security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Securities and for other reasons. The Portfolio does not intend to invest more than 10% of net assets in tender option bonds.



Borrowing of Money. The Portfolio may borrow money up to 33 1/3% of its total assets, determined at current value at the time of such borrowing, from banks as a temporary measure for extraordinary or emergency purposes but not to increase portfolio income. The Portfolio may engage in reverse repurchase agreements which may be viewed as the borrowing of money by the Portfolio. The Portfolio will not purchase additional securities at a time when borrowings, less proceeds receivable from sale of portfolio securities, exceed 5% of its total assets.



Under a lending program, the Portfolio and each of the other Stein Roe funds may borrow money from and lend money to the other Stein Roe funds primarily to allow the borrowing fund to meet shareholder redemptions. Borrowings and loans each may not exceed 33 1/3% of the Portfolio's total assets.



The Portfolio may borrow cash from another Stein Roe fund only if the terms were at least as favorable as the terms on which it could borrow from a bank, and would lend money only if the rate earned was at least as favorable as the rate it could earn on a repurchase agreement or other short-term investment. In addition to banks and the other Stein Roe funds the Portfolio may borrow from any other lenders from which it may borrow under applicable law, although there are no current plans to do so.



With respect to borrowing, there is a risk that the Portfolio could have a loan recalled by the lending Stein Roe fund on one day's notice. In these circumstances, the Portfolio might have to borrow from a bank at a higher interest cost if money to borrow were not available from another Stein Roe fund. With respect to loans, there is a risk that the Portfolio could experience a delay in obtaining repayment and, unlike with a repurchase agreement, the Portfolio would not necessarily have received collateral for its loan. A delay in obtaining prompt payment could cause the Portfolio to miss an investment opportunity or to incur costs to borrow money to replace the loaned funds.


Risk Factors. All investments, including those in mutual funds, have risks. No investment is suitable for all investors. Although the Portfolio seeks to reduce risk by investing in a diversified portfolio, this does not eliminate all risk. The risks inherent in the Portfolio depend primarily upon the maturity and quality of the obligations in which it invests as well as on market conditions. A decline in prevailing levels of interest rates generally increases the value of the Portfolio's securities, while an increase in rates usually reduces the value of those securities. There can be no assurance that the Portfolio will achieve its objective, nor can the Portfolio assure that payments of interest and principal on portfolio securities will be made when due.

Generally, high-quality short-term obligations offer lower yields and less fluctuation in value than long-term quality obligations. Consequently, the Portfolio is designed for investors who seek little or no fluctuation in portfolio value.

Although the Portfolio currently limits its investments in Municipal Securities to those on which interest is exempt from the regular Federal income tax, it may invest up to 100% of its total assets in Municipal Securities the interest on which is subject to the Federal alternative minimum tax.


The Portfolio may invest 25% or more of its assets in Municipal Securities that are related in such a way that an economic, business, or political development affecting one such security could also affect the other securities. For example, Municipal Securities the interest upon which is paid from revenues of similar-type projects, such as hospitals, utilities or housing, would be so related. The Portfolio may invest 25% or more of its assets in industrial development bonds (subject to the concentration restrictions described in the Statement of Additional Information). It is a fundamental policy that the assets of the Portfolio that are not invested in Municipal Securities may be held in cash or invested in short-term taxable investments. Because the Portfolio invests in securities backed by banks or other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its net asset value.



Other. The Portfolio and, therefore, the Fund may not always achieve its investment objective. The Fund's and the Portfolio's investment objectives and non-fundamental policies may be changed without shareholder approval. The Fund will notify investors at least 30 days prior to any material change in the Fund's investment objective. If there is a change in the investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. Class B shareholders may incur a contingent deferred sales charge if shares are redeemed in response to a change in investment objective. The Fund's and the Portfolio's fundamental investment policies listed in the Statement of Additional Information cannot be changed without the approval of a majority of the Fund's and the Portfolio's outstanding voting securities, respectively. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.



HOW THE FUND MEASURES ITS PERFORMANCE


Performance may be quoted in advertisements and sales literature. Each Class's average annual total returns are calculated in accordance with the Securities and Exchange Commission's formula and assume the reinvestment of all distributions and the contingent deferred sales charge applicable to the time period quoted on Class B shares. Other total returns differ from average annual total return only in that they may relate to different time periods, may represent aggregate rather than average annual total returns, and may not reflect the contingent deferred sales charge.


Each Class's yield and tax-equivalent yield are calculated in accordance with the Securities and Exchange Commission's formula for money market funds. Each Class's performance may be compared to various indices. Quotations from various publications may be included in sales literature and advertisements. See "Performance Measures" in the Statement of Additional Information.

Unlike bank deposits or other investments which pay a fixed yield for a stated period of time, each Class's yield changes in response to fluctuations in interest rates and Fund expenses. Therefore, past Fund performance does not predict future performance. Yields on other investments may be calculated differently. When comparing investments, investors should consider the quality and maturity of the portfolio securities involved.

HOW THE FUND AND THE PORTFOLIO ARE MANAGED


The Trust's Trustees formulate the Fund's general policies and oversee the Fund's affairs. The Fund has not retained the services of an investment adviser because the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio is managed by the Adviser. Subject to the supervision of the Portfolio's Trustees, the Adviser makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments. The Adviser is an indirect subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is an indirect subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S. See "Management of the Colonial Funds" and "Management of the Base Trust" in the Statement of Additional Information for information concerning the Trustees and officers of the Trust and the Portfolio.



The Adviser places all orders for the purchase and sale of securities for the Portfolio. In doing so, the Adviser seeks to obtain the best combination of price and execution, which involves a number of judgmental factors. When the Adviser believes that more than one broker-dealer is capable of providing the best combination of price and execution in a particular portfolio transaction, the Adviser may select a broker-dealer that furnishes it with research products or services.



For its management services, the Adviser receives from the Portfolio a monthly fee at an annual rate of 0.25% of the Portfolio's average daily net assets. The Adviser also provides pricing and bookkeeping services to the Portfolio for a fee of $25,000 plus 0.0025% annually of average daily net assets over $50 million. SteinRoe Services Inc., a wholly-owned indirect subsidiary of Liberty Mutual, serves as the transfer agent to the Portfolio for a monthly fee of $500.



The Administrator provides the Fund with certain administrative services and generally oversees the operation of the Fund. The Fund pays the Administrator a monthly fee at the annual rate of 0.25% of the Fund's average daily net assets for these services. The Administrator also provides pricing and bookkeeping services to the Fund for a monthly fee at the annual rate of $18,000 plus 0.0233% annually of average daily net assets over $50 million. Colonial
Investment Services, Inc. (Distributor) serves as the Fund's distributor. Colonial Investors Service Center, Inc. (Transfer Agent) serves as the Fund's shareholder services and transfer agent for a fee of 0.20% annually of average daily net assets plus certain out-of-pocket expenses. The Administrator, the Distributor and the Transfer Agent are all indirect subsidiaries of Liberty Financial.


Each of the foregoing fees is subject to any fee waiver or expense reimbursement to which the Adviser or the Administrator may agree. See "Summary of Expenses" above.

HOW THE FUND VALUES ITS SHARES


Per share net asset value is calculated by dividing the total value of each Class's net assets by its number of outstanding shares. Shares of the Fund and the Portfolio are valued as of the close of the New York Stock Exchange (Exchange) each day the Exchange is open. The net asset value of the Portfolio will not be determined on days when the Exchange is closed unless, in the judgment of the Portfolio's Board of Trustees, the net asset value of the Portfolio should be determined on any such day, in which case the determination will be made at 3:00 p.m., Chicago time. Portfolio securities are valued using the "amortized cost" method (when such cost approximates current market value pursuant to procedures adopted by the Portfolio's Trustees), which does not consider the effect of fluctuating interest rates on the value of assets. The Portfolio allocates net asset value, income and expenses to the Fund based on its percentage of ownership. The Fund and the Portfolio intend to maintain a per share net asset value of $1.00, but this cannot be assured.


DISTRIBUTIONS AND TAXES

The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and to distribute to its shareholders virtually all net income and any net realized gains at least annually.


The Fund generally declares distributions daily and pays them monthly. Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. If an investment is made by federal funds wire, dividends start accruing on the next business day. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash but will be invested in additional shares of the same Class of the Fund at net asset value. To change your election call the Transfer Agent for information.



If the Fund makes taxable distributions they will generally be taxable whether you receive distributions in cash or in additional Fund shares, you must report them as taxable income unless you are a tax-exempt institution. Although the Fund's distributions of interest from tax-exempt bonds will not be subject to regular federal income tax, a portion of such interest may be included in computing a shareholder's federal alternative minimum tax liability. In addition, shareholders will generally be subject to state and local income taxes on distributions they receive from the Fund. Furthermore, capital gains distributions by the Fund will generally be subject to federal, state and local income taxes. The Fund may at times purchase tax-exempt securities at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of the market discount will be included in the Fund's ordinary income and will be taxable to you as such when it is distributed to you. Social security benefits may be taxed as a result of receiving tax-exempt income. Each January, information on the amount and nature of distributions for the prior year is sent to shareholders.


HOW TO BUY SHARES


Shares of the Fund are offered continuously. Orders received in good form prior to the time at which the Fund values its shares (or placed with a financial service firm before such time and transmitted by the financial service firm before the Fund processes that day's share transactions) will be processed based on that day's closing net asset value.


The minimum initial investment is $1,000; subsequent investments may be as small as $50. The minimum initial investment for the Colonial Fundamatic program is $50. Certificates will not be issued for the Fund. The Fund may refuse any purchase order for its shares. See the Statement of Additional Information for more information.

Class A Shares.  Class A shares are offered at net asset value.
The Distributor pays no commission on sales of Class A shares.


Class B Shares. Class B shares are offered at net asset value, without an initial sales charge, subject to a 0.75% annual distribution fee for approximately eight years (at which time they automatically convert to Class A shares not bearing a distribution or service fee), a 0.25% annual service fee and a declining contingent deferred sales charge if redeemed within six years after purchase. As shown below, the amount of the contingent deferred sales charge depends on the number of years after purchase that redemption occurs:


          Years                 Contingent Deferred
      After Purchase                Sales Charge
           0-1                         5.00%
           1-2                         4.00%
           2-3                         3.00%
           3-4                         3.00%
           4-5                         2.00%
           5-6                         1.00%
       More than 6                     0.00%

Year one ends one year after the end of the month in which the purchase was accepted and so on. The Distributor pays financial service firms a commission of 4.00% on Class B share purchases.


General. All contingent deferred sales charges are deducted from the amount redeemed, not the amount remaining in the account, and are paid to the Distributor. Shares issued upon distribution reinvestment and amounts representing appreciation are not subject to a contingent deferred sales charge. The contingent deferred sales charge is imposed on redemptions which result in the account value falling below its Base Amount (the total dollar value of purchase payments in the account, reduced by prior redemptions on which a contingent deferred sales charge was paid and any exempt redemptions). As all Fund shares are offered at net asset value, no special purchase plans or methods are established for the Fund, except as described in the preceding sentence respecting Class B redemptions resulting in account value falling below its Base Amount. See the Statement of Additional Information.


Which Class is more beneficial to an investor depends on the amount and intended length of the investment. Class B shares of the Fund are only for temporary investment while considering investments in Class B shares of other Colonial funds. Purchases of $250,000 or more must be for Class A shares. Consult your financial service firm.


Financial service firms receive compensation only on sales of Class B shares. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales of Class B shares. See the Statement of Additional information for more information.



In June of any year, the Fund may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is deducted.



Shareholder Services. A variety of shareholder services are available. For more information about these services or your account call 1-800-345-6611. Some services are described in the attached account application.


HOW TO SELL SHARES

Shares of the Fund may be sold on any day the Exchange is open, either directly to the Fund or through your financial service firm. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will send proceeds as soon as the check has cleared (which may take up to 15 days).

Selling Shares Directly To The Fund. Send a signed letter of instruction or stock power form to the Transfer Agent, along with any certificates which were issued prior to the Fund's conversion to a master fund/feeder fund structure for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from financial service firms, the Transfer Agent and many banks. Additional documentation is required for sales of shares by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

                     Colonial Investors Service Center, Inc.
                                  P.O. Box 1722
                              Boston, MA 02105-1722
                                 1-800-345-6611

Selling Shares Through Financial Service Firms.
Financial service firms must receive requests prior to the time the Fund values its shares to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.


General. The sale of shares is a taxable transaction for income tax purposes and may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances. See the Statement of Additional Information for more information. Under unusual circumstances, the Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law.


HOW TO EXCHANGE SHARES

Exchanges at net asset value may be made among the same class of shares of most Colonial funds. Shares will continue to age without regard to the exchange for purposes of conversion and in determining the contingent deferred sales charge, if any, upon redemption. Carefully read the prospectus of the fund into which the exchange will go before submitting the request. Call 1-800-248-2828 to receive a prospectus and an exchange authorization form. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice.

Class A Shares. An exchange from a money market fund into a non-money market fund will be at the applicable offering price next determined (including sales charge), except for amounts on which an initial sales charge was paid. Non-money market fund shares must be held for five months before qualifying for exchange to a fund with a higher sales charge, after which exchanges are made at the net asset value next determined.

Purchasers of $1 million or more of Class A shares of other Colonial funds who exchange their shares for Class A shares of the Fund and redeem those Fund shares within 18 months after the original investment are subject to a 1.00% contingent deferred sales charge.


Class B Shares. Exchanges of Class B shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within six years after the original purchase, a contingent deferred sales charge will be assessed using the schedule of the fund in which the original investment was made.


TELEPHONE TRANSACTIONS


All shareholders and/or their financial advisers are automatically eligible to exchange Fund shares and redeem up to $50,000 of Fund shares by calling
1-800-422-3737 toll free any business day between 9:00 a.m. and the time at which the Fund values its shares. Telephone redemption privileges for larger amounts may be elected on the account application. Proceeds and confirmations of telephone transactions will be mailed or sent to the address of record. Telephone redemptions are not available on accounts with an address change in the preceding 60 days. The Administrator, the Transfer Agent and the Fund will not be liable when following telephone instructions reasonably believed to be genuine and a shareholder may suffer a loss from unauthorized transactions. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may be liable for losses related to unauthorized transactions in the event reasonable procedures are not employed. All telephone transactions are recorded. Shareholders and/or their financial advisers are required to provide their name, address and account number.
Financial advisers are also required to provide their broker number. Shareholders and/or their financial advisers wishing to redeem or exchange shares by telephone may experience difficulty in reaching the Fund at its toll-free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisers should follow the procedures for redemption or exchange by mail as described above under "How to Sell Shares." The Administrator, the Transfer Agent and the Fund reserve the right to change, modify or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisers are not obligated to transact by telephone.


12B-1 PLANS


Under the Class B 12b-1 Plan, the Fund pays the Distributor a monthly service fee at an annual rate of 0.25% of the net assets attributed to its Class B shares and a distribution fee at an annual rate of 0.75% of the average net assets attributed to its Class B shares attributed to its Class B shares. Because the Class B shares bear the additional fees, their dividends will be lower than the dividends of Class A shares. Class B shares automatically convert to Class A shares, approximately eight years after the Class B shares were purchased. The multiple class structure could be terminated should certain Internal Revenue Service rulings be rescinded. See the Statement of Additional Information for more information. The Distributor uses the fees to defray the cost of commissions and service fees paid to financial service firms which have sold Fund shares, and to defray other expenses such as sales literature, prospectus printing and distribution, shareholder servicing costs and compensation to wholesalers. Should the fees exceed the Distributor's expenses in any year, the Distributor would realize a profit. The Plan also authorizes other payments to the Distributor and its affiliates (including the Administrator and the Adviser) which may be construed to be indirect financing of Fund share sales.


ORGANIZATION AND HISTORY


The Fund is the successor to Colonial Tax-Exempt Money Market Trust, which was organized in 1987 as a Massachusetts business trust. The Fund represents the entire interest in a separate portfolio of the Trust. The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. ShareholdersYou receive one vote for each Fund share. Shares of the Trust vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.





                                    APPENDIX

                           DESCRIPTION OF BOND RATINGS

                                       S&P

AAA The highest rating assigned by S&P indicates an extremely strong capacity to repay principal and interest.

AA bonds also qualify as high quality. Capacity to repay principal and pay interest is very strong, and in the majority of instances, they differ from AAA only in small degree.

A bonds have a strong capacity to repay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB bonds are regarded as having an adequate capacity to repay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and interest than for bonds in the A category.

BB, B, CCC and CC bonds are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree. While likely to have some quality and protection characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C ratings are reserved for income bonds on which no interest is being paid.

D bonds are in default, and payment of interest and/or principal is in arrears.

Plus(+) or minus (-) are modifiers relative to the standing within the major rating categories.

Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Municipal Notes:
SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

      Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

      Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Demand Feature of Variable Rate Demand Securities:
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+).
Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

Commercial Paper:
A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

Corporate Bonds:
The description of the applicable rating symbols and their meanings is substantially the same as its Municipal Bond ratings set forth above.

                                     MOODY'S

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities. Those bonds in the Aa through B groups which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many of the favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade, neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements; their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes these bonds.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. They may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds are speculative in a high degree, often in default or having other marked shortcomings.

C bonds are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which being when facilities are completed, or (d) payments to which some other limiting conditions attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Those bonds in the Aa, A, Baa, Ba, and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1, and B 1.

Municipal Notes:
MIG 1. This designation denotes best quality. There is present strong protection
by  established  cash  flows,   superior   liquidity   support  or  demonstrated
broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Demand Feature of Variable Rate Demand Securities:
Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper:
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

               Prime-1  Highest Quality
               Prime-2  Higher Quality
               Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

Corporate Bonds:
The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of its Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

Investment Adviser
Stein Roe & Farnham Incorporated
One South Wacker Drive
Chicago, IL  60606

Administrator
Colonial Management Associates, Inc.
One Financial Center
Boston, MA  02111-2621

Distributor
Colonial Investment Services, Inc.
One Financial Center
Boston, MA 02111-2621

Shareholder Services and Transfer Agent
Colonial Investors Service Center, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611


Custodian of Fund
UMB, n.a.
928 Grand Avenue
Kansas City, MO  64106



Custodian of Portfolio
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110


Independent Accountants of Fund
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110-2624

Independent Auditors of Portfolio
Ernst & Young LLP
233 South Wacker Drive
Chicago, IL 60606

Legal Counsel of Fund
Ropes & Gray
One International Place
Boston, MA 02110-2624

Your financial service firm is:




Printed in U.S.A.


October 28, 1996


COLONIAL
MUNICIPAL MONEY MARKET FUND

PROSPECTUS

Colonial Municipal Money Market Fund seeks maximum current income exempt from Federal income tax by investing principally in a diversified portfolio of "short-term" Municipal Securities. The Fund currently seeks to achieve its objective by investing all of its assets in the SR&F Municipal Money Market Portfolio, a municipal money market master fund which has the same investment objective as the Fund.


For more detailed information about the Fund, call the Administrator at 1-800-248-2828 for the October 28, 1996 Statement of Additional Information.


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR INSURED BY, ANY BANK OR GOVERNMENT AGENCY.


                    [COLONIAL FLAG LOGO]

                    Colonial Mutual Funds
_________________________________________________________________
Please send your completed application to:

                        Colonial Investors Service Center, Inc.
                        P.O. Box 1722
                        Boston, Massachusetts 02105-1722

New Account Application/Revision to Existing Account

To open a new account, complete sections 1, 2, 3, & 7.

To apply for special services for a new or existing account, complete sections 4, 5, 6, or 8 as appropriate.

___ Please check here if this is a revision.

1-----------Account Ownership--------------
Please choose one of the following.

__Individual: Print your name, Social Security #, U.S. citizen status.

__Joint Tenant: Print all names, the Social Security # for the first person, and his/her U.S. citizen status.

__Uniform Gift to Minors: Names of custodian and minor, minor's Social Security
                          #, minor's U.S. citizen status.

__Corporation, Association, Partnership: Include full name, Taxpayer I.D. #.

__Trust: Name of trustee, trust title & date, and trust's Taxpayer I.D. #.

______________________________________
Name of account owner

______________________________________
Name of joint account owner

______________________________________
Street address

______________________________________
Street address

______________________________________
City, State, and Zip

______________________________________
Daytime phone number

______________________________________
Social Security  # or Taxpayer I.D. #

Are you a U.S. citizen? ___Yes    ___No

______________________________________
If no, country of permanent residence


______________________________________
Owner's date of birth

______________________________________
Account number (if existing account)

2 -----Colonial Fund(s) You Are Purchasing--------
Your investment will be made in Class A shares if no class is indicated. Certificates are not available for Class B or D shares. If no distribution option is selected, distributions will be reinvested in additional Fund shares. Please consult your financial adviser to determine which class of shares best suits your needs.

Fund                    Fund                    Fund

________________        ___________________     _____________________

$_______________        $__________________     $____________________
Amount                   Amount                  Amount

Class
___ A Shares ___ B Shares (less than $250,000) ___ C Shares (Adjustable Rate
                                                    U.S. Government Fund only)

___ D Shares (less than $500,000, available on certain funds; see prospectus)


Method of Payment

Choose one

___Check payable to the Fund

___Bank wired on   ____/____/____
(Date) Wire/Trade confirmation #__________________

Ways to Receive Your Distributions

Choose one

___Reinvest dividends and capital gains

___Dividends and capital gains in cash

___Dividends in cash; reinvest capital gains

___Automatic Dividend Diversification See section 5A, inside

___Direct Deposit via Colonial Cash Connection Complete Bank Information in section 4B. I understand that my bank must be a member of the Automated Clearing House (ACH).

Distributions of $10.00 or less will automatically be reinvested in additional fund shares.


3---Your Signature & Taxpayer I.D. Number Certification----

Each person signing on behalf of an entity represents that his/her actions are authorized.

I have received and read each appropriate Fund prospectus and understand that its terms are incorporated by reference into this application. I understand that this application is subject to acceptance. I understand that certain redemptions may be subject to a contingent deferred sales charge. It is agreed that the Fund, all Colonial Companies and their officers, directors, agents, and employees will not be liable for any loss, liability, damage, or expense for relying upon this application or any instruction believed genuine.

I certify, under penalties of perjury, that:

1.  The Social Security # or Taxpayer  I.D. # provided is correct.

You must cross out Item 2a, b or c below only if you have been notified by the Internal Revenue Service (IRS) that you are currently subject to back-up withholding because of under-reporting interest or dividends on you tax return.

2. I am not subject to back-up withholding because: (a) I am exempt from back-up withholding, or (b) I have not been notified by the IRS that I am subject to back-up withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to back-up withholding.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholdings.
X______________________________________________
 Signature

_______________________________________________
Capacity, if applicable       Date

X______________________________________________
 Signature

_______________________________________________
Capacity, if applicable       Date

4--------Ways to Withdraw from Your Fund-------

It may take up to 30 days to activate the following features. Complete only the section(s) that apply to the features you would like.

A. Systematic Withdrawal Plan (SWP)
You can receive monthly, quarterly, or semiannual checks from your account in any amount you select, with certain limitations. Your redemption checks can be sent to you at the address of record for your account, to your bank account, or to another person you choose. The value of the shares in your account must be at least $5,000 and you must reinvest all of your distributions. Checks will be processed on the 10th calendar day of the month or the following business day. If you receive your SWP payment via electronic funds transfer (EFT), you may request it to be processed any day of the month. Withdrawals in excess of 12% annually of your current account value will not be accepted. Redemptions made in addition to SWP payments may be subject to a contingent deferred sales charge for Class B or Class D shares. Please consult your financial or tax adviser before electing this option.

Funds for Withdrawal:

___________________
 Name of fund

Withdrawal Amount
Redeem shares from account as follows:
Dollar amount of payment $___________
or
Total annual %_________

Frequency  (choose one)
__Monthly           __Quarterly         __Semiannually

I would like payments to begin _____/_____ (day, if indicating EFT,month).

___________________
 Name of fund

Withdrawal Amount
Redeem shares from account as follows:
Dollar amount of payment $___________
or
Total annual %_________

Frequency  (choose one)
__Monthly           __Quarterly         __Semiannually

I would like payments to begin _____/_____ (day,if indicating EFT,month).


Payment Instructions
Send the payment to (choose one):
__My address of record.
__My bank account via EFT. Please complete the Bank Information section below.
  All EFT transactions will be made two business days after the processing date. Your bank must be a member of the Automated Clearing House system.
__The payee listed at right. If more than one payee, provide the name, address, payment amount, and frequency for other payees (maximum of 5) on a separate sheet. If you are adding this service to an existing account, please sign below and have your signature(s) guaranteed.

______________________________________________
Name of payee

______________________________________________
Address of payee

______________________________________________
City

______________________________________________
State                    Zip

______________________________________________
Payee's bank account number, if applicable


B.  Telephone Withdrawal Options
All telephone transaction calls are recorded. These options are not available for retirement accounts. Please sign below and have your signature(s) guaranteed.

1.  Fast Cash
You are automatically eligible for this service. You or your financial adviser can withdraw up to $50,000 from your account and have it sent to your address of record. For your protection, this service is only available on accounts that have not had an address change within 30 days of the redemption request.

2.  Telephone Redemption
__I would like the Telephone Redemption privilege either by federal fund wire or EFT. Telephone redemptions over $1,000 will be sent via federal fund wire, usually on the next business day ($7.50 will be deducted). Redemptions of $1,000 or less will be sent by check to your designated bank.

3.  On-Demand EFT Redemption
__I would like the On-Demand EFT Redemption Privilege. Proceeds paid via EFT will be credited to your bank account two business days after the process date. You or your financial adviser may withdraw shares from your fund account by telephone and send your money to your bank account. If you are adding this service to an existing account, complete the Bank Information section below and have all shareholder signatures guaranteed.

Colonial's and the Fund's liability is limited when following telephone instructions; a shareholder may suffer a loss from an unauthorized transaction reasonably believed by Colonial to have been authorized.

Bank Information (For Sections A and B Above)
I authorize deposits to the following bank account:

____________________________________________________________
Bank name           City           Bank account number

____________________________________________________________
Bank street address State     Zip  Bank routing # (your bank
                                   can provide this)

X__________________________________
Signature of account owner(s)

X__________________________________
Signature of account owner(s)              Place signature guarantee here.

5-----Ways to Make Additional Investments--------

These services involve continuous investments regardless of varying share prices. Please consider your ability to continue purchases through periods of price fluctuations. Dollar cost averaging does not assure a profit or protect against loss in declining markets.

A. Automatic Dividend Diversification
Please diversify my portfolio by investing distributions from one fund into another Colonial fund. These investments will be made in the same share class and without sales charges. Accounts must be identically registered. I have carefully read the prospectus for the fund(s) listed below.

____________________________
 From fund

____________________________
Account number (if existing)

____________________________
To fund

____________________________
Account number (if existing)


____________________________
 From fund

____________________________
Account number (if existing)

____________________________
To fund

____________________________
Account number (if existing)


B. Automated Dollar Cost Averaging
This program allows you to automatically have money from any Colonial fund in which you have a balance of at least $5,000 exchanged into the same share class of up to four other identically registered Colonial accounts, on a monthly basis. The minimum amount for each exchange is $100. Please complete the section below.

____________________________________
Fund from which shares will be sold

$_________________________
 Amount to redeem monthly

1____________________________________
 Fund to invest shares in

$_________________________
 Amount to invest monthly

2____________________________________
 Fund to invest shares in

$_________________________
 Amount to invest monthly


C. Fundamatic/On-Demand EFT Purchase
Fundamatic automatically transfers the specified amount from your bank checking account to your Colonial fund account by electronic funds transfer on any specified day of the month. You will receive the applicable price two business days after the receipt of your request. Your bank needs to be a member of the Automated Clearing House System. Please attach a blank check marked "VOID." Also, complete the section below.

1____________________________________
 Fund name

_________________________________
Account number

$_____________________        _________________
Amount to transfer            Month to start


2___________________________________
 Fund name

 ________________________________
 Account number
$_____________________        _________________
Amount to transfer            Month to start
__On-Demand Purchase (will be automatically established if you choose
  Fundamatic)
__Fundamatic Frequency
__Monthly or   __Quarterly

Check one:

__EFT- Choose any day of the month_____________________
__Paper Draft-Choose either the:
__5th day of the month
__20th day of the month

Authorization to honor checks drawn by Colonial Investors Service Center, Inc. Do Not Detach. Make sure all depositors on the bank account sign to the far right. Please attach a blank check marked "VOID" here. See reverse for bank instructions.

I authorize Colonial to draw on my bank account, by check or electronic funds transfer, for an investment in a Colonial fund. Colonial and my bank are not liable for any loss arising from delays or dishonored draws. If a draw is not honored, I understand that notice may not be given and Colonial may reverse the purchase and charge my account $15.

______________________________________
Bank name

______________________________________
Bank street address

______________________________________
Bank street address

______________________________________
City            State          Zip

______________________________________
Bank account number

______________________________________
Bank routing #

X_____________________________________
 Depositor's Signature(s)
 Exactly as appears on bank records

X_____________________________________
 Depositor's Signature(s)
 Exactly as appears on bank records

6------------Ways to Reduce Your Sales Charges------------
These services can help you reduce your sales charge while increasing your share balance over the long term.

A. Right of Accumulation
If you, your spouse or your children own any other shares in other
Colonial funds, you may be eligible for a reduced sales charge. The combined value of your accounts must be $50,000 or more. Class A shares of money market funds are not eligible unless purchased by exchange from another Colonial fund.

The sales charge for your purchase will be based on the sum of the purchase(s) added to the value of all shares in other Colonial funds at the previous day's public offering price.

__Please link the accounts listed below for Right of Accumulation privileges, so that this and future purchases will receive any discount for which they are eligible.

_____________________________________
 Name on account

_____________________________________
Account number

_____________________________________
 Name on account

_____________________________________
Account number

B. Statement of Intent
If you agree in advance to invest at least $50,000 within 13 months, you'll pay a lower sales charge on every dollar you invest. If you sign a Statement of Intent within 90 days after you establish your account, you can receive a retroactive discount on prior investments. The amount required to receive a discount varies by fund; see the sales charge table in the "How to Buy Shares" section of your fund prospectus.

__I want to reduce my sales charge.
I agree to invest $ _______________ over a 13-month period starting ______/______/ 19______ (not more than 90 days prior to this application). I understand an additional sales charge must be paid if I do not complete this Statement of Intent.

7-------------Financial Service Firm---------------------
To be completed by a Representative of your financial service firm.

This application is submitted in accordance with our selling agreement with Colonial Investment Services, Inc. (CISI), the Fund's prospectus, and this application. We will notify CISI, Inc., of any purchase made under a Statement of Intent, Right of Accumulation, or Sponsored Arrangement. We guarantee the signatures on this application and the legal capacity of the signers.

_____________________________________
Representative's name

_____________________________________
Representative's number

_____________________________________
Representative's phone number

_____________________________________
Account # for client at financial
 service firm

_____________________________________
Branch office address

_____________________________________
City

_____________________________________
State               Zip

_____________________________________
Branch office number

_____________________________________
Name of financial service firm

_____________________________________
Main office address

_____________________________________
Main office address

_____________________________________
City

_____________________________________
State               Zip


X____________________________________
 Authorized signature

8----------Request for a Combined Quarterly Statement Mailing----------- Colonial can mail all of your quarterly statements in one envelope. This option simplifies your record keeping and helps reduce fund expenses.

__I want to receive a combined quarterly mailing for all my accounts. Please indicate accounts to be linked.______________________

                 Fundamatic (See Reverse Side)
Applications must be received before the start date for processing.

This program's deposit privilege can be revoked by Colonial without prior notice if any check is not paid upon presentation. Colonial has no obligation to notify the shareholder of non-payment of any draw. This program may be discontinued by Colonial by written notice at least 30 business days prior to the due date of any draw or by the shareholder at any time.

To the Bank Named on the Reverse Side:

Your depositor has authorized Colonial Investors Service Center, Inc. to collect amounts due under an investment program from his/her personal checking account. When you pay and charge the draws to the account of your depositor executing the authorization payable to the order of Colonial Investors
Service Center, Inc., Colonial Investment Services, Inc., hereby indemnifies and holds you harmless from any loss (including reasonable expenses) you may suffer from honoring such draw, except any losses due to your payment of any draw against insufficient funds.

SH-938B-0396
Checkwriting Signature Card
(Class A & Class C Shares Only)

Colonial Mutual Funds

Signature Card for the Bank of Boston ("Bank").

-----------------------------------------------
Name of Fund

-----------------------------------------------
Fund account number

Indicate the number of signatures required

-----------------------------------------------

Account Name:

You must sign below exactly as your account is registered.

X
-----------------------------------------------
Signature

X
-----------------------------------------------
Signature

By signing this card, you are subject to the conditions printed on the reverse side. If adding this privilege to an existing account, your signatures must be guaranteed.

Checkwriting Privilege

By electing the checkwriting privilege and signing the signature card, I acknowledge that I am subject to the rules and regulations of the Bank of Boston ("Bank") as currently existing and as they may be amended from time to time. I designate the Bank as my representative to present checks drawn on my Fund account to the Fund or its Agent and deposit the proceeds in this checking account. I understand that the shares for which share certificates have been issued or requested cannot be redeemed in this manner.

If the account is registered in joint tenancy, all persons must sign this card, and each person guarantees the genuineness of all other parties' signatures. I understand that if only one person signs a check, that all other tenants have authorized that signature.

Minimum and Maximum
I understand that checks may not be in amounts less than $500 nor more than $100,000, and that the Fund reserves the right to change these limits in its sole discretion. I agree that neither the Fund nor its Agent is responsible for any loss, expense, or cost arising from these redemptions. Also, if I have recently made additional investments, I understand that redemption proceeds will not be available until the check used to purchase the investment (including a certified or cashier's check) has been cleared by the bank on which it is drawn, which could take up to 15 days or more.

D-138A-0795

Part A of Post-Effective Amendment No. 42 filed with the Commission on March 22, 1996 (Colonial Tax-Exempt Fund, Colonial Tax-Exempt Insured Fund, Colonial High Yield Municipal Fund, Colonial Intermediate Tax-Exempt Fund, Colonial Short-Term Tax-Exempt Fund and Colonial Utilities Fund), is incorporated herein in its entirety by reference.

                         COLONIAL TRUST IV
                         -----------------

                       Cross Reference Sheet
                       ---------------------

               Colonial Municipal Money Market Fund
               ------------------------------------


                               Location or Caption in Statement
Item Number of Form N-1A       of Additional Information
------------------------       -------------------------

Part B
------


     10.                       Cover Page

     11.                       Table of Contents

     12.                       Not Applicable

     13.                       Investment Objective and Policies;
                               Fundamental Investment Policies;
                               Other Investment Policies;
                               Miscellaneous Investment
                               Practices; Portfolio Turnover

     14.                       Fund Charges and Expenses;
                               Management of the Colonial Funds

     15.                       Fund Charges and Expenses

     16.                       Fund Charges and Expenses;
                               Management of the Colonial Funds

     17.                       Fund Charges and Expenses;
                               Management of the Colonial Funds

     18.                       Shareholder Meetings

     19.                       How to Buy Shares; Determination
                               of Net Asset Value; Suspension of
                               Redemptions; Special Purchase
                               Programs/Investor Services;
                               Programs for Reducing or
                               Eliminating Sales Charge; How to
                               Sell Shares; How to Exchange Shares

     20.                       Taxes

     21.                       Fund Charges and Expenses;
                               Management of the Colonial Funds

     22.                       Fund Charges and Expenses;
                               Investment Performance;
                               Performance Measures

     23.                       Independent Accountants

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                       Statement of Additional Information

                                October 28, 1996


This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Colonial Municipal Money Market Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated October 28, 1996. This SAI should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from Colonial Investment Services, Inc., One Financial Center, Boston, MA 02111-2621.


Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the Colonial funds generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS

Part 1                                                           Page

Definitions
Investment Objective and Policies
Fundamental Investment Policies
Other Investment Policies
Fund Charges and Expenses
Investment Performance
Custodian of the Fund
Independent Accountants of the Fund
Management of the Base Trust
Information Concerning the Portfolio


Part 2

Miscellaneous Investment Practices
Taxes
Management of the Colonial Funds
Determination of Net Asset Value
How to Buy Shares
Special Purchase Programs/Investor Services
Programs for Reducing or Eliminating Sales Charges
How to Sell Shares
Distributions
How to Exchange Shares
Suspension of Redemptions
Shareholder Liability
Shareholder Meetings
Performance Measures
Appendix I
Appendix II





TM-XX-1096

                                                      PART 1
                                       COLONIAL MUNICIPAL MONEY MARKET FUND

                                        Statement of Additional Information
                                                 October 28, 1996


DEFINITIONS
"Trust"                   Colonial Trust IV
"Fund"                    Colonial Municipal Money Market Fund
"Administrator"           Colonial  Management  Associates,   Inc.,  the  Fund's
                          administrator  and the  investment  manager to each of
                          the  Colonial  funds  except  for the  Fund,  Colonial
                          Newport  Japan  Fund and  Colonial  Newport  Tiger Cub
                          Fund,  each a series of  Colonial  Trust II,  Colonial
                          Global Utilities Fund, a series of Colonial Trust III,
                          and Colonial  Newport Tiger Fund, a series of Colonial
                          Trust VII
"CISI"                    Colonial Investment Services, Inc., the distributor
                          of the Fund and each of the
                          open-end mutual funds in the Colonial funds complex
"CISC"                    Colonial Investors Service Center,  Inc.,  shareholder
                          services  and  transfer  agent to the Fund and each of
                          the  open-end  mutual  funds  in  the  Colonial  funds
                          complex
"Base Trust"              SR&F Base Trust, a Massachusetts trust, of which the
                          SR&F Municipal Money Market
                          Portfolio is a series
"Portfolio"               SR&F Municipal Money Market Portfolio, a series of
                          the Base Trust
"Adviser"                 Stein Roe & Farnham Incorporated, the Portfolio's
                          investment adviser


INVESTMENT OBJECTIVE AND POLICIES

As described in the Fund's Prospectus, the Fund currently seeks to achieve its objective by investing all its assets in the Portfolio. Part 1 of this SAI includes additional information concerning the Fund and the Portfolio, including, among other things, a description of the Fund's and the Portfolio's fundamental investment policies. Except where otherwise indicated, references to the Fund in connection with descriptions of investment policies and practices shall include the Portfolio. Part 2 contains additional information about the following securities and investment techniques that are described and referred to in the Prospectus and that may be utilized by the Portfolio:


         Short-term Trading
         Tender Option Bonds
         Repurchase Agreements
         Reverse Repurchase Agreements
         Money Market Instruments
         Forward Commitments
         Participation Interests
         Stand-by Commitments


Except as described below under "Fundamental Investment Policies," the Fund's and the Portfolio's investment policies are not fundamental, and the Fund's or the Portfolio's Trustees may change the policies without shareholder approval.


FUNDAMENTAL INVESTMENT POLICIES
The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund or the Portfolio, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act's diversification requirement, an issuer is the entity whose revenues support the security.

As fundamental policies, neither the Fund nor the Portfolio may:


1. Invest in a security if, with respect to 75% of the Portfolio's assets, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer (for this purpose, the issuer(s) of a security being deemed to be only the entity or entities whose assets or revenues are subject to the principal and interest obligations of the security), except (1) in the case of a guarantor of securities (including an issuer of a letter of credit), the value of the guarantee (or letter of credit) may be excluded from this computation if the aggregate value of securities owned by the Fund or the Portfolio and guaranteed by such guarantor (plus any other investments of the Fund or the Portfolio in securities issued by the guarantor) does not exceed 10% of the Fund's or the Portfolio's total assets, (2) this restriction does not apply to U.S. government securities or repurchase agreements for such securities and (3) the Fund may invest all or substantially all of its assets in another registered investment company having the same investment objective and substantially similar investment policies(1);

2. Purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities (this restriction does not apply to securities purchased on a when-issued or delayed-delivery basis or to reverse repurchase agreements);
3. Make loans, although the Portfolio may (a) participate in an interfund lending program with other Stein Roe Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Portfolio's total assets; (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly-distributed or privately placed debt securities;

4. Borrow, except that it may (a) borrow for non-leveraging, temporary or emergency purposes, and (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law; the Portfolio and the Fund may borrow from banks, other Stein Roe Funds, and other persons to the extent permitted by applicable law;

5. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund or the Portfolio, except as may be necessary in connection with borrowings permitted in (4) above;
6. Invest more than 25% of its total assets (taken at market value at the time of each investment) in securities of non-governmental issuers whose principal business activities are in the same industry;
7. Purchase portfolio securities for the Fund or the Portfolio from, or sell portfolio securities to, any of the officers, directors or trustees of the Trust, the Base Trust or the Portfolio's investment adviser;
8. Purchase or sell commodities or commodities contracts or oil, gas or mineral programs;
9. Purchase any securities other than those described in the Prospectus;
10. Issue any senior securities except to the extent permitted under the Investment Company Act of 1940;
11. Purchase or sell real estate (other than Municipal Securities or money market securities secured by real estate or interests therein or such securities issued by companies which invest in real estate or interests therein); and
12. Act as an underwriter of securities, except that the Fund or the Portfolio may participate as part of a group in bidding, or bid alone, for the purchase of Municipal Securities directly from an issuer for the Fund's or the Portfolio's own portfolio.

OTHER INVESTMENT POLICIES
As non-fundamental investment policies which may be changed without a shareholder vote, neither the Fund nor the Portfolio may:
1. Own more than 10% of the outstanding voting securities of an issuer, except that the Fund may invest all or substantially all of its assets in another registered investment company having the same investment objective and substantially similar investment policies;
2. Invest in companies for the purpose of exercising control or management, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies;
3. Make investments in the securities of other investment companies, except in connection with a merger, consolidation, or reorganization, except that the Fund may invest all or substantially all of its assets in another registered investment company having the same investment objective and substantially similar investment policies;

4. Invest more than 5% of its total assets (taken at market value at the time of a particular investment) in securities of issuers (other than issuers of federal agency obligations or securities issued or guaranteed by any foreign country or asset-backed securities) that, together with any predecessors or unconditional guarantors, have been in continuous operation for less than three years ("unseasoned issuers"); except that the Fund may invest all or substantially all of its assets in another registered investment company having the same investment objective and substantially similar investment policies;

5. Purchase or retain securities of an issuer if 5% of the securities of such issuer are owned by those officers, trustees or directors of the Fund, the Portfolio or the Adviser, who each own individually more than 1/2 of 1% of such securities;
6. Invest more than 10% of its net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days;
7. Sell securities short unless (1) the Fund or the Portfolio owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (2) the securities sold are "when-issued" or "when-distributed" securities which the Fund or th Portfolio expects to receive in a recapitalization, reorganization or other exchange for securities the Fund or the Portfolio contemporaneously owns or has the right to obtain, and provided that the Fund or the Portfolio may purchase stand-by commitments and securities subject to a demand feature entitling the Portfolio to require sellers of securities to the Fund or the Portfolio to repurchase them upon demand by the Fund or the Portfolio;

8. Purchase shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;


9. Invest more than 5% of its net assets (valued at time of investment) in warrants, nor more than 2% of its net assets in warrants which are not listed on the New York Stock Exchange or American Stock Exchange; and


10. Invest more than 15% of its total assets (taken at market value at the time of a particular investment) in restricted securities(2) and securities of unseasoned issuers.


FUND CHARGES AND EXPENSES
Aggregate Fund expenses include the Fund's proportionate share of the expenses of the Portfolio, which are borne indirectly by the Fund, and the Fund's direct expenses. The Portfolio's expenses include (i) a management fee paid to the Adviser at an annual rate of 0.25% of the Portfolio's average daily net assets,
(ii) a pricing and bookkeeping fee of $25,000 plus 0.0025% annually of average daily net assets over $50 million, (iii) a monthly transfer agent fee of $500 and (iv) custody, legal and audit fees and other miscellaneous expenses. The Fund's direct expenses include (i) an administrative fee paid to the Administrator at the annual rate of 0.25% of average daily net assets, (ii) a transfer agency and shareholder services fee paid to CISC at the annual rate of 0.20% of average daily net assets plus CISC's out-of-pocket expenses, (iii) the Rule 12b-1 fees paid to CISI described below, (iv) a pricing and bookkeeping fee paid to the Administrator in the amount of $18,000 per year plus 0.0233% of average daily net assets in excess of $50 million and (v) custody, legal and audit fees and other miscellaneous expenses.

Recent Fees paid by the Fund to the Administrator (a), CISI and CISC (in thousands)


                                                  Year ended           Period ended         Year ended November 30
                                                                                            ----------------------
                                                June 30, 1996        June 30, 1995(b)          1994       1993
                                                -------------        ----------------          ----       ----

Administration fee                                   $ 42                    N/A                N/A         N/A
Management fee                                         34                   $88                $131        $129
Bookkeeping fee                                        20                    16                  27          27
Shareholder service and transfer agent fee             53                    43                  59          60
Amount of above fees waived                          (196)                  (63)               (153)       (129)
12b-1 fees:
   Service fee (Class B)                                6                     4                   4           1
   Distribution fee (Class B)                          18                    13                  14           2


(a) Prior to September 28, 1995, the  Administrator was the Adviser of the Fund.
(b) The Fund changed its fiscal year end from November 30 to June 30 on June 16, 1995.










Brokerage Commissions

The Fund did not pay brokerage commissions during the period ended June 30, 1995, and the fiscal years ended June 30, 1996 and November 30, 1994, and 1993. (See footnote (b) above).


Trustees, Fees
For the fiscal year ended June 30, 1996 and the calendar year ended December 31, 1995, the Trustees received the following compensation for serving as Trustees:



                            Aggregate               Total Compensation From
                            Compensation            Trust and Fund Complex
                            From Fund For The       Paid to the Trustees For
                            Fiscal Year Ended       The Calendar Year Ended
Trustee                     June 30, 1996           December 31, 1995(c)
-------                     -------------           --------------------


Robert J. Birnbaum(d)       $  910                  $ 71,250
Tom Bleasdale                  993(e)                 98,000(f)
Lora S. Collins                908                    91,000
James E. Grinnell(d)           920                    71,250
William D. Ireland, Jr.      1,130                   113,000
Richard W. Lowry(d)            918                    71,250
William E. Mayer               902                    91,000
James L. Moody, Jr.          1,031(g)                 94,500(h)
John J. Neuhauser              909                    91,000
George L. Shinn              1,027                   102,500
Robert L. Sullivan           1,012                   101,000
Sinclair Weeks, Jr.          1,138                   112,000




(c) At December 31, 1995, the Colonial funds complex consisted of 33 open-end and 5 closed-end management investment company portfolios.
(d)     Elected to the Colonial funds complex on April 21, 1995.
(e)     Includes $482 payable in later years as deferred compensation.
(f)     Includes $49,000 payable in later years as deferred compensation.
(g) Total compensation of $1,031 will be payable in later years as deferred compensation.
(h) Total compensation of $94,500 for the calendar year ended December 31, 1995, will be payable in later years as deferred compensation.


The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (formerly known as The Charles Allmon Trust, Inc.) (together, Liberty Funds I) for service during the calendar year ended December 31, 1995, and of Liberty Financial Trust (now known as Colonial Trust VII) and LFC Utilities Trust (together, Liberty Funds II) for the period January 1, 1995 through March 26, 1995(j);


                           Total Compensation From     Total Compensation
                           Liberty Funds II For The    From Liberty Funds I For
                           Period January 1, 1995      The Calendar Year Ended

Trustee                    Through March 26, 1995      December 31, 1995(j)
-------                    ----------------------      --------------------
Robert J. Birnbaum         $2,900                      $16,675
James E. Grinnell           2,900                       22,900
Richard W. Lowry            2,900                       26,250(k)


(i) On March 27, 1995, four of the portfolios in the Liberty Financial Trust (now known as Colonial Trust VII) were merged into existing Colonial funds and a fifth was reorganized as a new portfolio of Colonial Trust
        III. Prior to their election as Trustees of the Colonial Funds, Messrs. Birnbaum, Grinnell and Lowry served as Trustees of Liberty Funds II; they continue to serve as Trustees or Directors of Liberty Funds I.
(j) At December 31, 1995, the Liberty Funds I were advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (Liberty Financial
        (an intermediate parent of the Adviser).
(k) Includes $3,500 paid to Mr. Lowry for service as Trustee of Liberty Newport World Portfolio (formerly known as Liberty All-Star World Portfolio) (Liberty Newport) during the calendar year ended December 31, 1995. At December 31, 1995, Liberty Newport was managed by Newport Pacific Management, Inc. and the Adviser, each an affiliate of the Administrator.


Ownership of the Fund

At September 30, 1996, the Trustees and officers of the Trust as a group owned less than 1% of the then outstanding shares of the Fund.


At September 30, 1996, the following shareholders owned more than 5% of the Fund's outstanding Class A and Class B shares:


Class A


John A. McNeice, Jr.
47 Green Street
Canton, MA  02021-1023                                       6.86%

Nayana N. Shah
1 Danton Lane South
Lattingtown, NY  15560                                       7.93%


Class B

Alan Baker Co.
160 Sylvester Road
San Francisco, CA  94080-6014                                 7.92%

Julianne F. Cole
P. O. Box 160
Arcadia, LA  71001                                           12.34%

Charles R. Matties & Laura B. Matties JT TEN
84 Overbrook Road
West Hartford, CT  06107                                     6.04%

Henry G. Taliaferro
1015 Trenton
West Monroe, LA  71291                                       14.04%

Verna P. Williams
7116 Fort Hunt Road
Alexandria, VA  22307                                        5.09%


At September 30, 1996, there were 683 Class A and 47 Class B shareholders of record of the Fund.



Sales Charges (in thousands)

                                                       Class B Shares
                                     -------------------------------------------------- ---------------------------

                                         Year        Period
                                         ended        ended
                                       June 30,     June 30,    Year ended November 30
                                         1996          1995       1994         1993

Aggregate contingent deferred sales
   charges (CDSCs) on Fund
   redemptions retained by CISI           $14          $21         $28          $10


12b-1 Plans, CDSCs and Conversion of Shares

The Fund offers two classes of shares - Class A and Class B. The Fund may in the future offer other classes of shares. The Trustees have approved 12b-1 Plans (Plans) pursuant to Rule 12b-1 under the Act. Under the Class B Plan, the Fund pays CISI monthly a service fee at an annual rate of 0.25% of the net assets attributed to its Class B shares and a distribution fee at an annual rate of 0.75% of the average daily net assets attributed to its Class B shares. CISI may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CISI's expenses, CISI may realize a profit from the fees. The Class A Plan has no fee but like the Class B Plan authorizes any other payments by the Fund to CISI and its affiliates (including the Administrator and the Adviser) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.


The Trustees of the Trust believe the Plans could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit Fund shareholders. The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (independent Trustees), cast in person at a meeting called for the purpose of voting on the Plans. The Plans may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plans must be approved by the Trustees in the manner provided in the foregoing sentence. The Plans may be terminated at any time by vote of a majority of the independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plans will only be effective if the selection and nomination of the Trustees who are non-interested Trustees is effected by such non-interested Trustees.

Class A shares are offered at net asset value. Class B shares are offered at net asset value subject to a CDSC if redeemed within six years after purchase. The CDSC is described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions or on amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.


Eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution or service fee.


Sales-related expenses (in thousands) of CISI relating to the Fund were as follows:

                                                Year ended June 30, 1996              Period ended June 30, 1995
                                         Class A Shares      Class B Shares        Class A Shares    Class B Shares

Fees to FSF                                       $0                  $10                    $0                $9
Cost of sales material relating to the
 Fund(including printing and mailing
 expenses)                                        $10                  (1)                   $1                 (1)
Allocated travel, entertainment and
 other promotional expenses (including
 advertising)                                     $0                   $0                    $0                $0


(l)  Rounds to less than one.


INVESTMENT PERFORMANCE
The Portfolio did not commence investment operations until September 28, 1995. The investment performance disclosed for the Portfolio is that of SteinRoe Municipal Money Market Fund (SteinRoe Fund), which has been advised by the Adviser since it commenced investment operations on March 11, 1983, as a series of the SteinRoe Municipal Trust. The Portfolio's investment objective, policies and restrictions are generally the same as those of the SteinRoe Fund which converted to a master fund/feeder fund structure on September 28, 1995, and is now a feeder fund in the Portfolio.



The Fund's yields for the seven days ended June 30, 1996 were:


                                            Class A                  Class B

Current Yield                                2.773%                  1.769%
Effective Yield                              2.811%                  1.784%
Tax-Equivalent Current Yield                 4.590%                  2.930%
Tax-Equivalent Effective Yield               4.650%                  2.950%


The Fund's average annual total returns at June 30, 1996 were:




                                  1 Year                     5 Years              10 Years
                                  ------                     -------              --------


Class A:                           3.12%                      2.64%               3.73%
Class B with applicable CDSC:     (0.85%) (5.00% CDSC)        2.12% (2.00% CDSC)  3.65%
Class B without CDSC:             (0.74%)                     2.49%               3.65%





See Part 2 of this SAI, "Performance Measures," for how calculations are made.


CUSTODIAN OF THE FUND

UMB, n.a. is the Fund's custodian. The custodian is responsible for maintaining the Fund's open account.


INDEPENDENT ACCOUNTANTS OF THE FUND
Price Waterhouse LLP are the Fund's independent accountants providing audit and tax return preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commissionfilings. The financial statements of the Fund incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the report of Price Waterhouse LLP given on the authority of said firm as experts in accounting and auditing.


The financial statements and Report of Independent Accountants appearing on pages 15 through 25 in the June 30, 1996 Annual Report of the Fund are incorporated in this SAI by reference.


MANAGEMENT OF THE BASE TRUST


Trustees and Officers of the Base Trust


Gary A. Anetsberger(m), (Age 40), SeniorVice President, is Senior Vice President of the Adviser since April 1996, Chief Financial Officer of the Mutual Funds division of the Adviser (formerly Vice President of the
Adviser  January,   1991  to  April,   1996).


Timothy K. Armour(m)(n), (Age 48), President and Trustee, is President of the Mutual Funds division of the Adviser and Director of the Adviser since June, 1992 (formerly Senior Vice President and Director of Marketing of Citibank Illinois from February, 1989 to June, 1992).


Jilaine Hummel Bauer(m), (Age 41), Executive Vice President and Secretary, is General Counsel and Secretary since November 1995, Senior Vice President since April, 1992 of the Adviser (formerly Vice President of the Adviser, January, 1988 to March, 1992).


Kenneth L. Block(m), (Age 76) Trustee, is Chairman Emeritus of A. T. Kearney, Inc. (international management consultants) since February, 1986, 11 Woodley Road, Winnetka, Illinois 60093.


William W. Boyd(m), (Age 69) Trustee, is Chairman and Director of Sterling Plumbing Group, Inc. (manufacturer of plumbing projects) since 1992 (formerly President and Chief Executive Officer of Sterling Plumbing Group, Inc., over five years), 2900 Golf Road, Rolling Meadows, Illinois 60008.


Lindsay Cook(m)(n), (Age 44) Trustee, is Senior Vice President of Liberty Financial (over five years), 600 Atlantic Avenue, Boston, Massachusetts 02210.


Douglas A. Hacker(m),(Age 41) Trustee, is Senior Vice President and Chief Financial Officer, United Airlines since July, 1994 (formerly Senior Vice President - Finance, United Airlines, February, 1993 to July, 1994;
Vice  President  - Corporate & Fleet Planning,  American  Airlines 1991 to
1993), P.O. Box 66100,  Chicago,  Illinois 60666.


Francis W. Morley(m), (Age 76) Trustee, is Chairman of Employer Plan Administrators and Consultants Co. (designer, administrator, and communicator of employee benefits plans), over five years, 20 North Wacker Drive, Suite 2275, Chicago, Illinois 60606.


Charles R. Nelson(m), (Age 54) Trustee, is Van Voorhis Professor of Political Economy of the University of Washington, Seattle,Washington 981953 over five years.


Nicolette D. Parrish(m), (Age 46) Vice President and Assistant Secretary, is Senior Compliance Administrator and Assistant Secretary of the Adviser, since November, 1995 (formerly Senior Legal Assistant, over five years).


Cynthia A. Prah(m), (Age 34), Vice President, is Manager of Shareholder Transaction Processing for the Adviser.


Sharon R. Robertson(m), (Age 34) Controller, is Accounting Manager for the Adviser's mutual funds division, since 1987.


Janet B. Rysz(m), (Age 41) Assistant Secretary, is Senior Compliance Administrator of the Adviser, since January, 1988.


Thomas C. Theobald(m),  (Age 59), Trustee,  is Managing Partner of William
Blair Capital Partners (private equity fund since 1994 (formerly Chief Executive Officer and Chairman of the Board of Directors of Continental Bank Corporation from 1987 to 1994), Suite 3300, 222 West Adams Street, Chicago, Illinois 60606.


Gordon R. Worley(m), (Age 77), Trustee, has been a Private Investor since June, 1983, 1407 Clinton Place, River Forest, Illinois 60305.


Hans P. Ziegler(m), (Age 55) Executive Vice President, is Chief Executive Officer of the Adviser since May, 1994 (formerly President of the Investment Counsel division of the Adviser from July, 1993 to June, 1994, and President and Chief Executive Officer, Pitcairn Financial Management Group, from 1989 to 1993).


Margaret O. Zwick(m), (Age 30), Treasurer, is Compliance Manager of the Adviser's Mutual Fund division since August, 1995 (former offices held with
Adviser: Compliance Accountant,January, 1995 to July, 1995; Section Manager, January, 1994 to January, 1995; Supervisor, February, 1990 to December, 1993 and Fund Accountant, July, 1988 to February, 1990).


(m) The address of each Trustee and Officer is One South Wacker Drive, Chicago, IL 60606, unless otherwise noted.
(n) Trustee who is an "interested person" of the Portfolio and of the Adviser, as defined in the Investment Company Act of 1940.



The Management Agreement

Under the Management Agreement, the Adviser has agreed to make day to day investment decisions for the Portfolio, arrange for the execution of portfolio transactions and generally manage the Portfolio's investments. The Adviser has also agreed to perform administrative services to the Portfolio, including without limitation, providing all executive and other facilities required to render investment management and administrative services. For these services and facilities, the Portfolio pays a monthly fee based on the average daily net assets of the Portfolio for such month.


INFORMATION CONCERNING THE PORTFOLIO

Portfolio's Investment Adviser

Under its Management Agreement with the Portfolio, the Adviser provides the Portfolio with discretionary investment services. Specifically, the Adviser is responsible for supervising and directing the investments of the Portfolio in accordance with the Portfolio's investment objective, policies and restrictions as provided in the Fund's Prospectus and this Statement of Additional Information. The Management Agreement provides for the payment by the Portfolio to the Adviser of the management fee described above under "Fund Charges and Expenses."


The Adviser is a wholly-owned subsidiary of Liberty Financial, which in turn is an indirect majority-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of worker's compensation insurance and a property and casualty insurer in the U.S. Liberty Mutual's address is 175 Berkeley Street, Boston, Massachusetts 02117.


The Adviser is the successor to an investment advisory business that was founded in 1932. The Adviser acts as investment adviser to wealthy individuals, trustees, pension and profit sharing plans, charitable organizations and other institutional investors. As of June 30, 1996, the Adviser managed over $24.7 billion in net assets: including over $7.4 billion in equities and over $17.3 billion in fixed-income securities (including $1.2 billion in municipal securities). The $24.7 billion in managed assets included over $7.0 billion held by open-end mutual funds managed by the Adviser (approximately 16% of the mutual fund assets were held by clients of the Adviser). These mutual funds were owned by over 189,000 shareholders. The $7.0 billion in mutual fund assets included over $660 million in over 38,000 IRA accounts. In managing those assets, the Adviser utilizes a proprietary computer-based information system that maintains and regularly updates information for approximately 6,500 companies. The Adviser also monitors over 1,400 issues via a proprietary credit analysis system. At June 30, 1996, the Adviser employed approximately 16 research analysts and 32 account managers. The average investment-related experience of these individuals is 20 years.


The directors of the Adviser are Kenneth R. Leibler, Timothy K. Armour, C.
Allen Merritt, and Hans P. Ziegler. Mr. Leibler is President and Chief Executive Officer of Liberty Financial; Mr. Armour is President of the Adviser's Mutual Funds division; Mr. Merritt is Senior Vice President and Treasurer of Liberty Financial; and Mr. Ziegler is Chief Executive Officer of the Adviser.
The business address of Messrs. Leibler and Merritt is Federal Reserve Plaza, 600 Atlantic Avenue, Boston, Massachusetts 02210; that of Messrs. Armour and Ziegler is One South Wacker Drive, Chicago, Illinois 60606.


Under the Management Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio or the Fund in connection with the matters to which such Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under the Agreement.

Portfolio Transactions

The Adviser places the orders for the purchase and sale of the Portfolio's portfolio securities. Portfolio securities are purchased both in underwritings and in the over-the-counter market. Included in the price paid to an underwriter of a portfolio security is the spread between the price paid by the underwriter to the issuer and the price paid by the purchaser. Purchases and sales of portfolio securities in the over-the-counter market usually are transacted with a broker or dealer on a net basis, without any brokerage commission being paid by the Portfolio, but do reflect the spread between the bid and asked prices. The Adviser may also transact purchases of portfolio securities directly with the issuers. The Adviser's overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution. The best net price, giving effect to transaction charges and other costs, normally is an important factor in this decision, but a number of other judgmental factors may also enter into the decision. These include: the Adviser's knowledge of negotiated transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; the Adviser's knowledge of the financial stability of the broker or dealer selected and such other brokers or dealers; and the Adviser's knowledge of actual or apparent operational problems of any broker or dealer. Recognizing the value of these factors, the Portfolio may pay a price in excess of that which another broker or dealer may have charged for effecting the same transaction or receive a price lower than that which another broker-dealer may have paid. Evaluations of the reasonableness of portfolio transactions, based on the foregoing factors, are made on an ongoing basis by the Adviser's staff while effecting portfolio transactions and reports are made annually to the Board of Trustees of the Portfolio.

With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for the Portfolio, the Adviser often selects a broker or dealer that has furnished it with research products or services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends and similar data, and computer data bases, quotation equipment and services, research-oriented computer software and services, and services of economic and other consultants. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, the Adviser uses an internal allocation procedure to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients' accounts in the aggregate, including the Portfolio, to such brokers or dealers to ensure the continued receipt of research products or services that the Adviser feels are useful. In certain instances, the Adviser receives from brokers and dealers products or services which are used both as investment research and for administrative, marketing or other non-research purposes. In such instances, the Adviser makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by the Adviser (without prior agreement or understanding, as noted above) through brokerage commissions generated by transactions of clients
(including the Portfolio), while the portions of the costs attributable to non-research usage of such products or services is paid by the Adviser in cash. No person acting on behalf of the Portfolio is authorized, in recognition of the value of research products or services, to pay a price in excess of that which another broker or dealer might have charged for effecting the same transaction. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of the Adviser and not all such research products or services are used in connection with the management of the Portfolio.

The Board of Trustees of the Base Trust has reviewed the legal aspects and the practicability of attempting to recapture underwriting discounts or selling concessions included in prices paid by the Portfolio for purchases of Municipal Securities in underwritten offerings. The Portfolio attempts to recapture selling concessions on purchases during underwritten offerings; however, the Adviser will not be able to negotiate discounts from the fixed offering price for those issues for which there is a strong demand, and will not allow the failure to obtain a discount to prejudice its ability to purchase an issue. The Trustees of the SR&F Base Trust periodically review efforts to recapture concessions and whether it is in the best interests of the Portfolio to continue to attempt to recapture underwriting discounts or selling concessions.

Amortized Costs for Money Market Funds

In connection with the Portfolio's use of amortized cost and the maintenance of its per share net asset value of $1.00, the Base Trust has agreed, with respect to the Portfolio: (i) to seek to maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining relative stability of principal and not in excess of 90 days; (ii) not to purchase a portfolio instrument with a remaining maturity of greater than thirteen months (for this purpose, the Portfolio considers that an instrument has a maturity of thirteen months or less if it is a "short-term" obligation); and (iii) to limit its purchase of portfolio instruments to those instruments that are denominated in U.S. dollars which the Portfolio's Board of Trustees determines present minimal credit risks and that are of eligible quality as determined by any major rating service as defined under SEC Rule 2a-7 or, in the case of any instrument that is not rated, of comparable quality as determined by the Portfolio's Board of Trustees.

The Portfolio has also agreed to establish procedures reasonably designed to stabilize its price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of its portfolio holdings by the Portfolio's Board of Trustees, at such intervals as the Portfolio deems appropriate, to determine whether its net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. Calculations are made to compare the value of its investments value at amortized cost with market value. Market values are obtained by using actual quotations provided by market makers, estimates of market value, values from yield data obtained from reputable sources for the instruments, values obtained from the Adviser's matrix, or values obtained from an independent pricing service. Any such service might value the Portfolio's investments based on methods which include consideration of: yields or prices of Municipal Securities of comparable quality, coupon, maturity and type; indications as to values from dealers and general market conditions. The service may also employ electronic data processing techniques, a matrix system, or both to determine valuations.

In connection with the Portfolio's use of the amortized cost method of portfolio valuation to maintain its net asset value at $1.00 per share, the Portfolio might incur or anticipate an unusual expense, loss, depreciation, gain or appreciation that would affect its net asset value per share or income for a particular period. The extent of any deviation between the net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Portfolio's Board of Trustees as it deems appropriate. If such deviation exceeds 1/2 of 1%, the Portfolio's Board of Trustees will promptly consider what action, if any, should be initiated. In the event the Portfolio's Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take such action as it considers appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Actions which the Portfolio's Board of Trustees might take include: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; increasing, reducing, or suspending dividends or distributions from capital or capital gains; or redeeming shares in kind. The Portfolio's Board of Trustees might also establish a net asset value per share by using market values, as a result of which the net asset value might deviate form $1.00 per share.


Custodian of the Portfolio


State Street Bank and Trust Company (Bank) is the custodian for the securities and cash of the Portfolio, but it does not participate in the investment decisions of the Portfolio. The Portfolio has authorized the Bank to deposit certain portfolio securities in central depository systems as allowed by federal law. The Bank's main office is at 225 Franklin Street, Boston, Massachusetts 02110.


Independent Auditors of the Portfolio

The independent auditors for the Portfolio are Ernst & Young LLP, 233 South Wacker Drive, Chicago, IL 60606. Ernst & Young LLP audit and report on the annual financial statements of the Portfolio, review certain regulatory reports and the Portfolio's Federal income tax returns, and perform such other professional accounting, auditing, tax and advisory services as the Portfolio may engage them to do so.


The  Portfolio's   financial  statements  and  Report  of  Independent  Auditors appearing on pages 4 through 14 of the Fund's June 30,1996 Annual Report, are incorporated into this SAI by reference.


Cross-Indemnification Agreement
The Trust, on behalf of the Fund, and the Base Trust, on behalf of the Portfolio, have entered into a cross-indemnification agreement relating to liability in connection with the information relating to the Base Trust and the Portfolio contained in the Trust's Registration Statement of which this SAI is a part.


--------

        (1) Notwithstanding the foregoing, and in accordance with Rule 2a-7 under the Investment Company Act of 1940 (Rule), the Fund or the
            Portfolio will not, immediately after the acquisition of any security (other than a government security or certain other securities as permitted under the Rule) invest more than 5% of its assets in the securities of any one issuer; provided, however, that the Fund or the Portfolio may invest up to 25% of its total assets in First Tier Securities (as that term is defined in the Rule) of a single issuer for a period of up to three business days after the purchase thereof.

        (2) As long as it is required to do so by the Ohio Division of Securities, the Trust and the Base Trust will consider a security eligible for resale pursuant to Rule 144A under the Securities Act of 1933 to be a restricted security.





                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most Colonial funds. "Colonial funds" or "funds" include each series of Colonial Trust I, Colonial Trust II, Colonial Trust III, Colonial Trust IV, Colonial Trust V, Colonial Trust VI and Colonial Trust VII. In certain cases, the discussion applies to some but not all of the Colonial funds, and you should refer to your Fund's Prospectus and to
Part 1 of this SAI to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES


Part 1 of this Statement lists on page b which of the following investment practices are available to your Fund. If an investment practice is not listed in
Part 1 of this SAI, it is not applicable to your Fund.


Short-Term Trading
In seeking the fund's investment objective, the Adviser will buy or sell portfolio securities whenever it believes it is appropriate. The Adviser's decision will not generally be influenced by how long the fund may have owned the security. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. The fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when the Adviser considers a change in the fund's portfolio.

Lower Rated Bonds
Lower rated bonds are those rated lower than Baa by Moody's, BBB by S&P, or comparable unrated securities. Relative to comparable securities of higher quality:

1.           the market price is likely to be more volatile because:

       a. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default;

       b. the secondary market may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

       c. existing legislation limits and future legislation may further limit (i) investment by certain institutions or (ii) tax deductibility of the interest by the issuer, which may adversely affect value; and

       d. certain lower rated bonds do not pay interest in cash on a current basis. However, the fund will accrue and distribute this interest on a current basis, and may have to sell securities to generate cash for distributions.

2. the fund's achievement of its investment objective is more dependent on the Adviser's credit analysis.

3. lower rated bonds are less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

Small Companies
Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

Foreign Securities
The fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the fund, will be held by the fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

The fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. The PFIC tax is the highest ordinary income rate, and it could be increased by an interest charge on the deemed tax deferral.

The fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the fund to recognize as income any appreciation (but not depreciation) on its holdings of PFICs as of the end of its fiscal year.


Zero Coupon Securities (Zeros)
The fund may invest in debt securities which do not pay interest, but instead are issued at a deep discount from par. The value of the security increases over time to reflect the interest accrued. The value of these securities may fluctuate more than similar securities which are issued at par and pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the fund and distributed to its shareholders. These distributions must be made from the fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income ultimately may be reduced as a result.


Step Coupon Bonds (Steps)
The fund may invest in debt securities which do not pay interest for a stated period of time and then pay interest at a series of different rates for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities are subject to the volatility risk of zero coupon bonds for the period when no interest is paid.


Tender Option Bonds
A tender option bond is a Municipal Security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Securities and for other reasons.


Pay-In-Kind (PIK) Securities
The fund may invest in securities which pay interest either in cash or additional securities at the issuer's option. These securities are generally high yield securities and in addition to the other risks associated with investing in high yield securities are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

Money Market Instruments
Government obligations are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Supranational obligations are issued by supranational entities and are generally designed to promote economic improvements. Certificates of deposits are issued against deposits in a commercial bank with a defined return and maturity. Banker's acceptances are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. Commercial paper is promissory notes issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Short-term corporate obligations are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. Participation Interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the fund would be allowed to invest in directly.


Securities Loans
The fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The fund may also call such loans in order to sell the securities involved.

Forward Commitments
The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when issued securities") if the fund holds until the settlement date, in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

Mortgage Dollar Rolls
In a mortgage dollar roll, the fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. Also, the transaction costs may exceed the return earned by the fund from the transaction.

Repurchase Agreements
The fund may enter into repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. The Adviser will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.


Reverse Repurchase Agreements
In a reverse repurchase agreement, the fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the fund and, therefore, as a form of leverage. The fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

Options on Securities
Writing covered options. The fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Adviser, such transactions are consistent with the fund's investment objective and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) options. The Staff of the Division of Investment Management of the Securities and Exchange Commission has taken the position that OTC options purchased by the fund and assets held to cover OTC options written by the fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the fund intends to enter into OTC options transactions only with primary dealers in U.S. Government Securities and, in the case of OTC options written by the fund, only pursuant to agreements that will assure that the fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your fund's Prospectus) of the fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the fund, (ii) OTC options purchased by the fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Risk factors in options transactions. The successful use of the fund's options strategies depends on the ability of the Adviser to forecast interest rate and market movements correctly.

When it purchases an option, the fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying securities, since the fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the fund's ability to terminate option positions at times when the Adviser deems it desirable to do so. Although the fund will take an option position only if the Adviser believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit the fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the fund has expired, the fund could lose the entire value of its option.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.


Futures Contracts and Related Options
Upon entering into futures contracts, in compliance with the Securities and Exchange Commission's requirements, cash, cash equivalents or high-grade debt securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian. For example, if a fund investing primarily in foreign equity securities enters into a contract denominated in a foreign currency, the fund will segregate cash, cash equivalents or high-grade debt securities equal in value to the difference between the fund's obligation under the contract and the aggregate value of all readily marketable equity securities denominated in the applicable foreign currency held by the fund.


A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on commodity exchange or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract, although the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government Securities. This amount is known as "initial margin". The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin", to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Options on futures contracts. The fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or equivalents equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the fund's custodian. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to the Adviser`s ability to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the fund, the fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.


Use by tax-exempt funds of U.S. Treasury security futures contracts and options. The funds investing in tax-exempt securities issued by a governmental entity may purchase and sell futures contracts and related options on U.S. Treasury securities when, in the opinion of the Adviser, price movements in Treasury security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury futures contract at the specified option exercise price at any time during the period of the option.


In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Adviser will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the fund's portfolio securities sought to be hedged.


Successful use of index futures by the fund for hedging purposes is also subject to the Adviser's ability to predict correctly movements in the direction of the market. It is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurs, the fund would lose money on the futures and also experience a decline in the value in its portfolio securities. However, while this could occur to a certain degree, the Adviser believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction.

Options on index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on indices. As an alternative to purchasing call and put options on index futures, the fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

Foreign Currency Transactions
The fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The fund may engage in both "transaction hedging" and "position hedging". When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the fund expects to purchase, when the fund holds cash or short-term investments). In connection with position hedging, the fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

Currency forward and futures contracts. Upon entering into such contracts, in compliance with the SEC's requirements, cash, cash equivalents or high-grade debt securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian. For example, if a fund investing primarily in foreign equity securities enters into a contract denominated in a foreign currency, the fund will segregate cash, cash equivalents or high-grade debt securities equal in value to the difference between the fund's obligation under the contract and the aggregate value of all readily marketable equity securities denominated in the applicable foreign currency held by the fund.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

Currency options. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The fund will only purchase or write currency options when the Adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollars, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Settlement procedures. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

Participation Interests
The fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the fund in connection with the arrangement. The fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.


The determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security are made based on all relevant factors. These factors include among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.


Stand-by Commitments
When the fund purchases municipal obligations it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the fund, although it could sell the underlying municipal obligation to a third party at any time.

The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities.) The total amount paid in either manner for outstanding stand-by commitments held in the fund portfolio will not exceed 10% of the value of the fund's total assets calculated immediately after each stand-by commitment is acquired. The fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

Inverse Floaters
Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.


Rule 144A Securities
The fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That Rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Adviser, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers,
(3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not invest more than its investment restriction on illiquid securities allows. Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


TAXES
All discussions of taxation at the shareholder level relate to federal taxes only. Consult your tax adviser for state and local tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons.

Dividends Received Deductions. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate alternative minimum tax (AMT).

Return of Capital Distributions. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital reduces the cost basis in the shares to below zero.

Funds that invest in U.S. Government Securities. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisers about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the fund.


Distributions from Tax-Exempt Funds. Each tax-exempt fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from Federal income tax when received by a shareholder. The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.


The Tax Reform Act of 1986 makes income from certain "private activity bonds" issued after August 7, 1986, a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Other provisions of the Tax Reform Act affect the tax treatment of distributions for corporations, casualty insurance companies and financial institutions; interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are taxable to shareholders as ordinary income. Any distributions of net long-term gains will in general be taxable to shareholders as long-term capital gains regardless of the length of time fund shares are held.

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the fund.

Special Tax Rules Applicable to Tax-Exempt Funds. Income distributions to shareholders who are substantial users or related persons of substantial users of facilities financed by industrial revenue bonds may not be excludable from their gross income if such income is derived from such bonds. Income derived from the fund's investments other than tax-exempt instruments may give rise to taxable income. The fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of fund shares to the extent of tax-exempt dividends paid during that period. A shareholder who borrows money to purchase the fund's shares will not be able to deduct the interest paid with respect to such borrowed money.

Sales of Shares. In general, any gain or loss realized upon a taxable disposition of shares by a shareholder will be treated as long-term capital gain or loss if the shares have been held for more than twelve months, and otherwise as short-term capital gain or loss assuming such shares are held as a capital asset. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. Certain distributions and redemptions may be subject to a 31% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, CISC may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.

Excise Tax. To the extent that the Fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Adviser intends to avoid this tax except when the cost of processing the distribution is greater than the tax.

Tax Accounting Principles. To qualify as a "regulated investment company," the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets held less than three months; (c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. Government securities).

Futures Contracts. Accounting for futures contracts will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on the closing out of a futures contract will result in a capital gain or loss for tax purposes. In addition, certain futures contracts held by the fund (so-called "Section 1256 contracts") will be required to be "marked-to-market" (deemed sold) for federal income tax purposes at the end of each fiscal year. Sixty percent of any net gain or loss recognized on such deemed sales or on actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

However, if a futures contract is part of a "mixed straddle" (i.e., a straddle comprised in part of Section 1256 contracts), a fund may be able to make an election which will affect the character arising from such contracts as long-term or short-term and the timing of the recognition of such gains or losses. In any event, the straddle provisions described below will be applicable to such mixed straddles.

Special Tax Rules Applicable to "Straddles". The straddle provisions of the Code may affect the taxation of the fund's options and futures transactions and transactions in securities to which they relate. A "straddle" is made up of two or more offsetting positions in "personal property," including debt securities, related options and futures, equity securities, related index futures and, in certain circumstances, options relating to equity securities, and foreign currencies and related options and futures.

The straddle rules may operate to defer losses realized or deemed realized on the disposition of a position in a straddle, may suspend or terminate the fund's holding period in such positions, and may convert short-term losses to long-term losses in certain circumstances.

Foreign Currency-Denominated Securities and Related Hedging Transactions. The fund's transactions in foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's total assets at the end of its fiscal year are invested in securities of foreign corporate issuers, the fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain foreign taxes paid by the fund. The Adviser will consider the value of the benefit to a typical shareholder, the cost to the fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Certain securities are considered to be Passive Foreign Investment Companies (PFICS) under the Code, and the fund is liable for any PFIC-related taxes.


MANAGEMENT OF THE COLONIAL FUNDS (in this section, and the following sections entitled "Trustees and Officers," "The Management Agreement," "Administration Agreement," "The Pricing and Bookkeeping Agreement," "Portfolio Transactions," "Investment decisions," and "Brokerage and research services," the "Adviser" refers to Colonial Management Associates, Inc.)
The Adviser is the investment adviser to each of the Colonial funds (except for Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Colonial Newport Tiger Fund, Colonial Newport Tiger Cub Fund and Colonial Newport Japan Fund - see Part I of each Fund's respective SAI for a description of the investment adviser). The Adviser is a subsidiary of The Colonial Group, Inc. (TCG), One Financial Center, Boston, MA 02111. TCG is a direct subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is a direct subsidiary of LFC Holdings, Inc., which in turn is a direct subsidiary of Liberty Mutual Equity Corporation, which in turn is a wholly-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S. Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117.

Trustees and Officers (this section applies to all of the Colonial funds)

Name and Address                Age      Position with Fund     Principal Occupation During Past Five Years
----------------                ---      ------------------     -------------------------------------------

Robert J. Birnbaum(1) (2)       68       Trustee            Retired since 1994 (formerly Special Counsel, Dechert
313 Bedford Road                                            Price & Rhoads from September, 1988 to December, 1993)
Ridgewood, NJ 07450

Tom Bleasdale                   65       Trustee            Retired since 1993 (formerly Chairman of the Board and
1508 Ferncroft Tower                                        Chief Executive Officer, Shore Bank & Trust Company from
Danvers, MA 01923                                           1992-1993), is a Director of The Empire Company since
                                                            June, 1995 (3)

Lora S. Collins                 60       Trustee            Attorney with Kramer, Levin, Naftalis, Nessen, Kamin &
919 Third Avenue                                            Frankel since September, 1986 (3)
New York, NY 10022

James E. Grinnell (1) (2)       66       Trustee            Private Investor since November, 1988
22 Harbor Avenue
Marblehead, MA 01945

William D. Ireland, Jr.         72       Trustee            Retired since 1990, is a Trustee of certain charitable
103 Springline Drive                                        and non-charitable organizations since February, 1990 (3)
Vero Beach, FL 32963


Richard W. Lowry (1) (2)        60       Trustee            Private Investor since August, 1987
10701 Charleston Drive
Vero Beach, FL 32963


William E. Mayer*               55       Trustee            Dean, College of Business and Management, University of
College Park, MD 20742                                      Maryland since October, 1992 (formerly Dean, Simon
                                                            Graduate School of Business, University of Rochester from
                                                            October, 1991 to July, 1992) (3)


James L. Moody, Jr.             64       Trustee            Chairman of the Board, Hannaford Bros., Co. since May,
                                                            1984 (formerly Chief Executive Officer, Hannaford Bros.
                                                            Co. from May, 1973 to May, 1992) (3)

John J. Neuhauser               52       Trustee            Dean, Boston College School of Management since 1978 (3)
140 Commonwealth Avenue
Chestnut Hill, MA 02167

George L. Shinn                 73       Trustee            Financial Consultant since 1989 (formerly Chairman, Chief
The First Boston Corp.                                      Executive Officer and Consultant, The First Boston
Tower Forty Nine                                            Corporation from 1983 to July, 1991) (3)
12 East 49th Street
New York, NY 10017

Robert L. Sullivan              68       Trustee            Self-employed Management Consultant since January, 1989
7121 Natelli Woods Lane                                     (3)
Bethesda, MD 20817

Sinclair Weeks, Jr.             72       Trustee            Chairman of the Board, Reed & Barton Corporation since
Bay Colony Corporate Ctr.                                   1987 (3)
Suite 4550
1000 Winter Street
Waltham, MA 02154

Harold W. Cogger                59       President          President of Colonial funds since March, 1996 (formerly
                                         (formerly Vice     Vice President from July, 1993 to March, 1996); is
                                         President)         President since July, 1993, Chief Executive Officer
                                                            since  March,   1995 and  Director  since March,  1984
                                                            of the Adviser (formerly Executive Vice President   of   the
                                                            Adviser from October,1989 to July, 1993);President since
                                                            October, 1994, Chief Executive Officer since March, 1995
                                                            and  Director since October, 1981 of TCG;  Executive Vice
                                                            President and Director, Liberty Financial (3)


Peter L. Lydecker               42       Chief Financial    Chief Financial Officer, Chief Accounting Officer and
                                         Officer, Chief     Controller of Colonial funds since June, 1993 (formerly
                                         Accounting         Assistant Controller from March, 1985 to June, 1993);
                                         Officer and        is Vice President of the Adviser since June, 1993
                                         Controller         (formerly Assistant Vice President of the Adviser from
                                         (formerly          August, 1988 to June, 1993) (3)
                                         Assistant
                                         Controller)


Davey S. Scoon                  49       Vice President     Vice President of Colonial funds since June, 1993, is
                                                            Executive Vice President since July, 1993 and Director
                                                            since March, 1985 of the Adviser (formerly Senior Vice
                                                            President and Treasurer of the Adviser from March, 1985
                                                            to July, 1993); Executive Vice President and Chief
                                                            Operating Officer, TCG since March, 1995 (formerly Vice
                                                            President - Finance and Administration of TCG from
                                                            November, 1985 to March, 1995) (3)



Arthur O. Stern                 56       Secretary          Secretary of Colonial funds since 1985, is Director
                                                            since 1985, Executive Vice President since July, 1993,
                                                            General Counsel, Clerk and Secretary since March, 1985
                                                            of the Adviser; Executive Vice President, Legal since
                                                            March, 1995 and Clerk since March, 1985  of TCG
                                                            (formerly Executive Vice President, Compliance from
                                                            March, 1995 to March, 1996 and Vice President - Legal
                                                            of TCG from March, 1985 to March, 1995) (3)

(1)      Elected to the Colonial Funds complex on April 21, 1995.

(2) On April 3, 1995, and in connection with the merger of TCG with a subsidiary of Liberty Financial which occurred on March 27, 1995, Liberty Financial Trust (LFT) changed its name to Colonial Trust VII. Prior to the merger, each of Messrs. Birnbaum, Grinnell, and Lowry was a Trustee of LFT. Mr. Birnbaum has been a Trustee of LFT since November, 1994. Each of Messrs. Grinnell and Lowry has been a Trustee of LFT since August, 1991. Each of Messrs. Grinnell and Lowry continue to serve as Trustees under the new name, Colonial Trust VII, along with each of the other Colonial Trustees named above. The Colonial Trustees were elected as Trustees of Colonial Trust VII effective April 3, 1995.

(3) Elected as a Trustee or officer of the LFC Utilities Trust, the master fund in Colonial Global Utilities Fund, a series of Colonial Trust III (LFC Portfolio) on March 27, 1995 in connection with the merger of TCG with a subsidiary of Liberty Financial.

* Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) of the fund or the Adviser.

The address of the officers of each Colonial Fund is One Financial Center, Boston, MA 02111.


The Trustees serve as trustees of all Colonial funds for which each Trustee will receive an annual retainer of $45,000 and attendance fees of $7,500 for each regular joint meeting and $1,000 for each special joint meeting. Committee chairs receive an annual retainer of $5,000. Committee members receive an annual retainer of $1,000 and $1,000 for each special meeting attended. Two-thirds of the Trustee fees are allocated among the Colonial funds based on each fund's relative net assets and one-third of the fees are divided equally among the Colonial funds.


The Adviser and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Adviser currently serves as investment adviser and administrator for 33 open-end and 5 closed-end management investment company portfolios, and is the administrator for 5 open-end management investment company portfolios (collectively, Colonial funds). Trustees and officers of the Trust, who are also officers of the Adviser or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust. More than 30,000 financial advisers have recommended Colonial funds to over 800,000 clients worldwide, representing more than $16.3. billion in assets.


The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.


The Management Agreement (this section does not apply to the Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Colonial Newport Tiger Fund, Colonial Newport Japan Fund or Colonial Newport Tiger Cub Fund)
Under a Management Agreement (Agreement), the Adviser has contracted to furnish each fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Colonial fund pays a monthly fee based on the average of the daily closing value of the total net assets of each fund for such month.


The Adviser's compensation under the Agreement is subject to reduction in any fiscal year to the extent that the total expenses of each fund for such year (subject to applicable exclusions) exceed the most restrictive applicable expense limitation prescribed by any state statute or regulatory authority in which the Trust's shares are qualified for sale. The most restrictive expense limitation applicable to a Colonial fund is 2.5% of the first $30 million of the Trust's average net assets for such year, 2% of the next $70 million and 1.5% of any excess over $100 million.

Under the Agreement, any liability of the Adviser to the fund and its shareholders is limited to situations involving the Adviser's own willful misfeasance, bad faith, gross negligence or reckless disregard of duties.

The Agreement may be terminated with respect to the fund at any time on 60 days' written notice by the Adviser or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Adviser pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Adviser including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of typesetting for its Prospectuses and the cost of printing and mailing any Prospectuses sent to shareholders. CISI pays the cost of printing and distributing all other Prospectuses.

The Agreement provides that the Adviser shall not be subject to any liability to the Trust or to any shareholder of the Trust for any act or omission in the course of or connected with rendering services to the Trust in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of the Adviser.


Administration Agreement (this section applies only to the Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Colonial Newport Tiger Fund, Colonial Newport Japan Fund and Colonial Newport Tiger Cub Fund and their respective Trusts).


Under an Administration Agreement with each Fund, the Adviser, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

            (a)       providing office space, equipment and clerical personnel;

            (b) arranging, if desired by the respective Trust, for its Directors, officers and employees to serve as Trustees, officers or agents of each Fund;

            (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

            (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

            (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

            (f)       maintaining certain books and records of each Fund.

With respect to the Colonial Municipal Money Market Fund, the Administration Agreement for this Fund provides for the following services in addition to the services referenced above:

            (g) monitoring compliance by the Fund with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act") and reporting to the Trustees from time to time with respect thereto; and

            (h) monitoring the investments and operations of the SR&F Municipal Money Market Portfolio (Municipal Money Market Portfolio) in which Colonial Municipal Money Market Fund is invested and the LFC Portfolio and reporting to the Trustees from time to time with respect thereto.

The Administration Agreement has a one year term. The Adviser is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this Statement of Additional Information.

The Pricing and Bookkeeping Agreement

The Adviser provides pricing and bookkeeping services to each Colonial fund pursuant to a Pricing and Bookkeeping Agreement. The Pricing and Bookkeeping Agreement has a one-year term. The Adviser, in its capacity as the Administrator to each of Colonial Municipal Money Market Fund and Colonial Global Utilities Fund, is paid an annual fee of $18,000, plus 0.0233% of average daily net assets in excess of $50 million. For each of the other Colonial funds (except for Colonial Newport Tiger Fund, Colonial Newport Japan Fund and Colonial Newport Tiger Cub Fund), the Adviser is paid monthly a fee of $2,250 by each fund, plus a monthly percentage fee based on net assets of the fund equal to the following:


                                    1/12 of 0.000%  of the  first  $50  million;
                                    1/12 of  0.035%  of the next  $950  million;
                                    1/12 of 0.025% of the next $1 billion;
                                    1/12 of 0.015% of the next $1 billion; and 1/12 of 0.001% on the excess over $3 billion


The Adviser provides pricing and bookkeeping services to Colonial Newport Tiger Fund, Colonial Newport Japan Fund and Colonial Newport Tiger Cub Fund for an annual fee of $27,000, plus 0.035% of Colonial Newport Tiger Fund's average daily net assets over $50 million.


Stein Roe & Farnham Incorporated, the investment adviser of each of the Municipal Money Market Portfolio and LFC Portfolio, provides pricing and bookkeeping services to each Portfolio for a fee of $25,000 plus 0.0025% annually of average daily net assets of each Portfolio over $50 million.


Portfolio Transactions
The following sections entitled "Investment decisions" and "Brokerage and research services" do not apply to Colonial Municipal Money Market Fund, Colonial U.S. Fund for Growth and Colonial Global Utilities Fund. For each of these funds, see Part 1 of its respective SAI. The Adviser of Colonial Newport Tiger Fund, Colonial Newport Japan Fund and Colonial Newport Tiger Cub Fund follows the same procedures as those set forth under "Brokerage and research services."


Investment decisions. The Adviser acts as investment adviser to each of the Colonial funds (except for the Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Colonial Newport Tiger Fund, Colonial Newport Japan Fund and Colonial Newport Tiger Cub Fund, each of which is administered by the Adviser, and Colonial U.S. Fund for Growth for which investment decisions have been delegated by the Adviser to State Street Bank and Trust Company, the fund's sub-adviser). The Adviser's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other Colonial funds and the other corporate or fiduciary clients of the Adviser. The Colonial funds and clients advised by the Adviser or the funds administered by the Adviser sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other Colonial funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Adviser as investment adviser to the Colonial funds outweighs the disadvantages, if any, which might result from these practices.


The portfolio managers of Colonial International Fund for Growth, a series of Colonial Trust III, will use the trading facilities of Stein Roe & Farnham Incorporated, an affiliate of the Adviser, to place all orders for the purchase and sale of this fund's portfolio securities, futures contracts and foreign currencies.

Brokerage and research services. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Colonial funds as a factor in the selection of broker-dealers to execute securities transactions for a Colonial fund.

The Adviser places the transactions of the Colonial funds with broker-dealers selected by the Adviser and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Colonial funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Colonial funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

Except as described below in connection with commissions paid to a clearing agent on sales of securities, it is the Adviser's policy always to seek best execution, which is to place the Colonial funds' transactions where the Colonial funds can obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Subject to such practice of always seeking best execution, securities transactions of the Colonial funds may be executed by broker-dealers who also provide research services (as defined below) to the Adviser and the Colonial funds. The Adviser may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the fund. To the extent that such services are used by the Adviser, they tend to reduce the Adviser's expenses. In the Adviser's opinion, it is impossible to assign an exact dollar value for such services.

Subject to such policies as the Trustees may determine, the Adviser may cause the Colonial funds to pay a broker-dealer which provides brokerage and research services to the Adviser an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the Colonial funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in
Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of
investing  in,  purchasing  or  selling   securities  and  the  availability  of
securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Adviser must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Adviser's overall responsibilities to the Colonial funds and all its other clients.

The Trustees have authorized the Adviser to utilize the services of a clearing agent with respect to all call options written by Colonial funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently 1.25 cents) on the sale of the underlying security upon the exercise of an option written by a fund. The Trustees may further authorize the Adviser to depart from the present policy of always seeking best execution and to pay higher brokerage commissions from time to time for other brokerage and research services as described above in the future if developments in the securities markets indicate that such would be in the interests of the shareholders of the Colonial funds.

Principal Underwriter
CISI is the principal underwriter of the Trust's shares. CISI has no obligation to buy the Colonial funds' shares, and purchases the Colonial funds' shares only upon receipt of orders from authorized FSFs or investors.

Investor Servicing and Transfer Agent
CISC is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CISC is based on the average daily net assets of each Colonial fund plus reimbursement for certain out-of-pocket expenses. See "Fund Charges and Expenses" in Part 1 of this SAI for information on fees received by CISC. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund or Colonial funds to CISC or generally by 6 months' notice by CISC to the Fund or Colonial funds. The agreement limits the liability of CISC to the Fund or Colonial funds for loss or damage incurred by the Fund or Colonial funds to situations involving a failure of CISC to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the Fund or Colonial funds will indemnify CISC against, among other things, loss or damage incurred by CISC on account of any claim, demand, action or suit made on or against CISC not resulting from CISC's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.

DETERMINATION OF NET ASSET VALUE
Each Colonial fund determines net asset value (NAV) per share for each Class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time, 3:00 p.m. Chicago time) each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities. The net asset value of the Municipal Money Market Portfolio will not be determined on days when the Exchange is closed unless, in the judgment of the Municipal Money Market Portfolio's Board of Trustees, the net asset value of the Municipal Money Market Portfolio should be determined on any such day, in which case the determination will be made at 3:00 p.m., Chicago time. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Adviser deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which there are no such valuations and other assets are valued at fair value as determined in good faith under the direction of the Trust's Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Colonial fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trust's Trustees.


(The following two paragraphs are applicable only to Colonial Newport Tiger Fund, Colonial Newport Japan Fund and Colonial Newport Tiger Cub Fund - "Adviser" in these two paragraphs refers to each fund's Adviser which is Newport Fund Management, Inc.)


Trading in securities on stock exchanges and over-the-counter markets in the Far East is normally completed well before the close of the business day in New York. Trading on Far Eastern securities markets may not take place on all business days in New York, and trading on some Far Eastern securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Adviser, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

Amortized Cost for Money Market Funds (this section currently applies only to Colonial Government Money Market Fund, a series of Colonial Trust II - see "Amortized Cost for Money Market Funds" under "Other Information Concerning the Portfolio" in Part 1 of the SAI of Colonial Municipal Money Market Fund for information relating to the Municipal Money Market Portfolio)

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.


Portfolio instruments are valued under the amortized cost method, whereby the instrument is recorded at cost and thereafter amortized to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. When a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action to: realize gains or losses; shorten the portfolio's maturity; withhold distributions; redeem shares in kind; or convert to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.


See the Statement of Assets and Liabilities in the shareholder report of the Colonial Government Money Market Fund for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES
The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CISC, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CISI's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CISI retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"). CISI generally retains 100% of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CISI for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

CISC acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CISC, provided the new FSF has a sales agreement with CISI.

Shares credited to an account are transferable upon written instructions in good order to CISC and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B, C, D, T or Z shares. The Colonial money market funds will not issue certificates. Shareholders may send any certificates which have been previously acquired to CISC for deposit to their account.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES
The following special purchase programs/investor services may be changed or eliminated at any time.

Fundamatic Program. As a convenience to investors, shares of most Colonial funds may be purchased through the Colonial Fundamatic Program. Preauthorized monthly bank drafts or electronic funds transfer for a fixed amount of at least $50 are used to purchase a Colonial fund's shares at the public offering price next determined after CISI receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Fundamatic purchase is by electronic funds transfer, you may request the Fundamatic purchase for any day. Further information and application forms are available from FSFs or from CISI.

Automated Dollar Cost Averaging (Classes A, B and D). Colonial's Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any Colonial fund in which you have a current balance of at least $5,000 into the same class of shares of up to four other Colonial funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your Colonial fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same Class of shares of funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.

Any additional payments or exchanges into your Colonial fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Colonial Investors Service Center, Inc. P.O. Box 1722, Boston, MA 02105-1722.

You should consult your FSF or investment adviser to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CISI offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges . These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.


Tax-Sheltered Retirement Plans. CISI offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs), and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. The First National Bank of Boston is the Trustee of CISI prototype plans and charges a $10 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CISI.


Participants in non-Colonial prototype Retirement Plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with CISC. Participants in Colonial prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to CISC. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Colonial IRA Rollover account in any fund, or if the Plan maintains an omnibus account.


Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

Telephone Address Change Services. By calling CISC, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.


Colonial Cash Connection. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.



Automatic Dividend Diversification. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a fund automatically invested in the same class of shares of another Colonial fund. An ADD account must be in the same name as the shareholder's existing open account with the particular fund. Call CISC for more information at 1-800- 422-3737.


PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES
Right of Accumulation and Statement of Intent (Class A and Class T shares only) (Class T shares can only be purchased by the shareholders of Colonial Newport Tiger Fund who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase with prior purchases of Class A, B, C, D, T and Z shares of the Colonial funds. The applicable sales charge is based on the combined total of:

1.          the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all Colonial funds' Class A shares held by the shareholder (except shares of any Colonial money market fund, unless such shares were acquired by exchange from Class A shares of another Colonial fund other than a money market fund and Class B, C, D, T and Z shares).

CISI must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CISC. A Colonial fund may terminate or amend this Right of Accumulation.

Any person may qualify for reduced sales charges on purchases of Class A and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C D, T and Z shares held by the shareholder on the date of the Statement in Colonial funds (except shares of any Colonial money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market Colonial fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CISC will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to CISI the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to CISI an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CISC will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CISC at 1-800-345-6611.

Colonial Asset Builder Investment Program (this section currently applies only to the Class A shares of Colonial Growth Shares Fund and The Colonial Fund, each a series of Colonial Trust III). A reduced sales charge applies to a purchase of certain Colonial funds' Class A shares under a statement of intent for the Colonial Asset Builder Investment Program. The Program offer may be withdrawn at any time without notice. A completed Program may serve as the initial investment for a new Program, subject to the maximum of $4,000 in initial investments per investor. Shareholders in this program are subject to a 5% sales charge. CISC will escrow shares to secure payment of the additional sales charge on amounts invested if the Program is not completed. Escrowed shares are credited with distributions and will be released when the Program has ended. Shareholders are subject to a 1% fee on the amount invested if they do not complete the Program. Prior to completion of the Program, only scheduled Program investments may be made in a Colonial fund in which an investor has a Program account. The following services are not available to Program accounts until a Program has ended:

Systematic Withdrawal Plan                Share Certificates

Sponsored Arrangements                    Exchange Privilege

$50,000 Fast Cash                         Colonial Cash Connection

Right of Accumulation                     Automatic Dividend Diversification

Telephone Redemption                      Reduced Sales Charges for any "person"

Statement of Intent

*Exchanges may be made to other Colonial funds offering the Program.

Because of the unavailability of certain services, this Program may not be suitable for all investors.

The FSF receives 3% of the investor's intended purchases under a Program at the time of initial investment and 1% after the 24th monthly payment. CISI may require the FSF to return all applicable commissions paid with respect to a Program terminated within six months of inception, and thereafter to return commissions in excess of the FSF discount applicable to shares actually purchased.

Since the Asset Builder plan involves continuous investment regardless of the fluctuating prices of funds shares, investors should consult their FSF to determine whether it is appropriate. The Plan does not assure a profit nor protect against loss in declining markets.

Reinstatement Privilege. An investor who has redeemed Class A, B, D or T shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same Class of any Colonial fund at the NAV next determined after CISC receives a written reinstatement request and payment. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Investors who desire to exercise this privilege should contact their FSF or CISC. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax adviser.


Privileges of Colonial Employees or Financial Service Firms (in this section, the "Adviser" refers to Colonial Management Associates, Inc. in its capacity as the Adviser or Administrator to the Colonial Funds). Class A shares of certain funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Adviser; directors, officers and employees of the Adviser, CISI and other companies affiliated with the Adviser; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with CISI; and such persons' families and their beneficial accounts.


Sponsored Arrangements. Class A and Class T shares (Class T shares can only be purchased by the shareholders of Colonial Newport Tiger Fund who already own Class T shares) of certain funds may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The Colonial funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Class A and Class T shares (Class T shares can only be purchased by the shareholders of Colonial Newport Tiger Fund who already own Class T shares) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisers that have entered into agreements with CISI pursuant to which the Colonial funds are included as investment options in programs involving fee-based compensation arrangements.


Net Asset Value Exchange Privilege (in this section, the "Adviser" refers to Colonial Management Associates, Inc. in its capacity as the Adviser or Administrator to the Colonial Funds). Class A shares of certain funds may also be purchased at reduced or no sales charge by investors moving from another mutual fund complex or a discretionary account and by participants in certain retirement plans. In lieu of the commissions described in the Prospectus, the Adviser will pay the FSF a quarterly service fee which is the service fee established for each applicable Colonial fund.


Waiver of Contingent Deferred Sales Charges (CDSCs) (in this section, the "Adviser" refers to Colonial Management Associates, Inc. in its capacity as the Adviser or Administrator to the Colonial Funds) (Classes A, B, and D) CDSCs may be waived on redemptions in the following situations with the proper documentation:


1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with the Adviser, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly
             SWP, distributions must have been reinvested at least for the three month period prior to the first SWP redemption); otherwise CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "Investors Services" - Systematic Withdrawal Plan.

3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following (i) normal retirement (as stated in the Plan document) or
             (ii) separation from service. CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in Colonial funds for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES
Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will send proceeds only after the check has cleared (which may take up to 15 days).

To sell shares directly to the Fund, send a signed letter of instruction or stock power form to CISC, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, CISC, and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call CISC for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to CISC and may charge for this service.

Systematic Withdrawal Plan
If a shareholder's Account Balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any Colonial fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election of the shareholder's investment. Withdrawals from Class B and Class D shares of the fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's Account Balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Code regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class D share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other fund distributions payable in shares of the fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A fund may terminate a shareholder's SWP if the shareholder's Account Balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CISC will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name", the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.


Telephone Redemptions. All Colonial funds shareholders and/or their financial advisers (except for Colonial Newport Tiger Cub Fund and Colonial Newport Japan
Fund) are automatically eligible to redeem up to $50,000 of the fund's shares by calling 1-800-422-3737 toll free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemption privileges for larger amounts and for the Colonial Newport Tiger Cub Fund and the Colonial Newport Japan Fund may be elected on the Application. CISC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their financial advisers will be required to provide their name, address and account number. Financial advisers will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.


Checkwriting (in this section, the "Adviser" refers to Colonial Management Associates, Inc. in its capacity as the Adviser or Administrator of the Colonial Funds) (Available only on the Class A and Class C shares of certain Colonial funds) Shares may be redeemed by check if a shareholder completed an Application and Signature Card. The Adviser will provide checks to be drawn on The First National Bank of Boston (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.


Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account.


Non Cash Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Colonial fund's net asset value, a Colonial fund may make the payment or a portion of the payment with portfolio securities held by that Colonial fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.


DISTRIBUTIONS
Distributions are invested in additional shares of the same Class of the fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same Class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be invested in your account.

Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

Shares of most funds that pay daily dividends will normally earn dividends starting with the date the fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. The daily dividends for Colonial Municipal Money Market Fund will be earned starting with the day after that fund receives payments for the shares.

HOW TO EXCHANGE SHARES
Shares of the Fund may be exchanged for the same class of shares of the other continuously offered Colonial funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of the other Colonial funds. The prospectus of each Colonial fund describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Colonial funds are not available to residents of all states. Consult CISC before requesting an exchange.

By calling CISC, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting CISC by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another Colonial fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. CISC will also make exchanges upon receipt of a written exchange request and, share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CISC will require customary additional documentation. Prospectuses of the other Colonial funds are available from the Colonial Literature Department by calling 1-800-248-2828.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

You need to hold your Class A and Class T shares for five months before exchanging to certain funds having a higher maximum sales charge. Consult your FSF or CISC. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

Shareholders of the other Colonial open-end funds generally may exchange their shares at NAV for the same class of shares of the fund.

An exchange is a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS
A Colonial fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for protection of investors.


SHAREHOLDER LIABILITY
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trust's Trustees. The Declaration provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the fund would be unable to meet its obligations and the disclaimer was inoperative.



The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.


SHAREHOLDER MEETINGS
As described under the caption "Organization and History" in the Prospectus of each Colonial fund, the fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES
Total Return
Standardized average annual total return. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

Nonstandardized total return. Nonstandardized total returns differ from standardized average annual total returns only in that they may relate to nonstandardized periods, represent aggregate rather than average annual total returns or in that the sales charge or CDSC is not deducted.

Yield
Money market. A money market fund's yield and effective yield is computed in accordance with the SEC's formula for money market fund yields.

Non money market. The yield for each class of shares is determined by (i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), and (ii) dividing the result by the product of the average daily number of shares of the Colonial fund entitled to dividends for the period and the maximum offering price of the fund on the last day of the period, (iii) then annualizing the result assuming semi-annual compounding. Tax-equivalent yield is calculated by taking that portion of the yield which is exempt from income tax and determining the equivalent taxable yield which would produce the same after tax yield for any given federal and state tax rate, and adding to that the portion of the yield which is fully taxable. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by Colonial have been added back to actual expenses.

Distribution rate. The distribution rate for each class of shares is calculated by annualizing the most current period's distributions and dividing by the maximum offering price on the last day of the period. Generally, the fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the fund's portfolio securities (net of the fund's expenses). The fund's yield for any period may be more or less than the amount actually distributed in respect of such period.

The fund may compare its performance to various unmanaged indices published by such sources as listed in Appendix II.


The fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Adviser to be reputable, and publications in the press pertaining to a fund's performance or to the Adviser or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper Analytical Services Corporation, Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated.


All data are based on past performance and do not predict future results.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                                       S&P
AAA The highest rating assigned by S&P indicates an extremely strong capacity to repay principal and interest.

AA bonds also qualify as high quality. Capacity to repay principal and pay interest is very strong, and in the majority of instances, they differ from AAA only in small degree.

A bonds have a strong capacity to repay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB bonds are regarded as having an adequate capacity to repay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and interest than for bonds in the A category.

BB, B, CCC, and CC bonds are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree. While likely to have some quality and protection characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C ratings are reserved for income bonds on which no interest is being paid.

D bonds are in default, and payment of interest and/or principal is in arrears. Plus(+) or minus (-) are modifiers relative to the standing within the major rating categories.

Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Municipal Notes:
SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

         Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

         Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Demand Feature of Variable Rate Demand Securities:
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+).
Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

Commercial Paper:
A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

Corporate Bonds:
The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

                                     MOODY'S

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities. Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many of the favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade, neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes these bonds.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. They may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds are speculative in a high degree, often in default or having other marked shortcomings.

C bonds are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Those bonds in the Aa, A, Baa, Ba, and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1, and B 1.

Municipal Notes:
MIG 1. This designation denotes best quality. There is present strong protection
by  established  cash  flows,   superior   liquidity   support  or  demonstrated
broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Demand Feature of Variable Rate Demand Securities:
Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper:
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

              Prime-1  Highest Quality
              Prime-2  Higher Quality
              Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

Corporate Bonds:
The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   APPENDIX II
                                      1995

SOURCE                                                      CATEGORY                                             RETURN (%)

Donoghue                                                    Tax-Free Funds                                             3.39
Donoghue                                                    U.S. Treasury Funds                                        5.19
Dow Jones Industrials                                                                                                 36.95
Morgan Stanley Capital International EAFE Index                                                                       11.22
Morgan Stanley Capital International EAFE GDP Index                                                                   11.16
Libor                                                       Six-month Libor                                             N/A
Lipper                                                      Adjustable Rate Mortgage                                   4.73
Lipper                                                      California Municipal Bond Funds                           18.32
Lipper                                                      Connecticut Municipal Bond Funds                          16.58
Lipper                                                      Closed End Bond Funds                                     20.83
Lipper                                                      Florida Municipal Bond Funds                              17.84
Lipper                                                      General Bond Fund                                         20.83
Lipper                                                      General Municipal Bonds                                   16.84
Lipper                                                      General Short-Term Tax-Exempt Bonds                        7.43
Lipper                                                      Global Funds                                              16.05
Lipper                                                      Growth Funds                                              30.79
Lipper                                                      Growth & Income Funds                                     30.82
Lipper                                                      High Current Yield Bond Funds                             16.44
Lipper                                                      High Yield Municipal Bond Debt                            15.98
Lipper                                                      Fixed Income Funds                                        15.19
Lipper                                                      Insured Municipal Bond Average                            17.59
Lipper                                                      Intermediate Muni Bonds                                   12.89
Lipper                                                      Intermediate (5-10) U.S. Government Funds                 15.75
Lipper                                                      Massachusetts Municipal Bond Funds                        16.82
Lipper                                                      Michigan Municipal Bond Funds                             16.89
Lipper                                                      Mid Cap Funds                                             32.04
Lipper                                                      Minnesota Municipal Bond Funds                            15.39
Lipper                                                      U.S. Government Money Market Funds                         5.26
Lipper                                                      Natural Resources                                         18.80
Lipper                                                      New York Municipal Bond Funds                             16.73
Lipper                                                      North Carolina Municipal Bond Funds                       17.51
Lipper                                                      Ohio Municipal Bond Funds                                 16.81
Lipper                                                      Small Company Growth Funds                                31.55
Lipper                                                      U.S. Government Funds                                     17.34
Lipper                                                      Pacific Region Funds-Ex-Japan                              1.95
Shearson Lehman Composite Government Index                                                                            18.33
Shearson Lehman Government/Corporate Index                                                                            19.25
Shearson Lehman Long-term Government Index                                                                            30.90
S&P 500                                                     S&P                                                       37.54
S&P Utility Index                                           S&P                                                       42.39
S&P                                                         Barra Growth                                              38.13
S&P                                                         Barra Value                                               37.00
S&P                                                         Midcap 400                                                28.56
First Boston                                                High Yield Index                                          17.38
Swiss Bank                                                  10 Year U.S. Government (Corporate Bond)                  22.24
Swiss Bank                                                  10 Year United Kingdom (Corporate Bond)                   16.19
Swiss Bank                                                  10 Year France (Corporate Bond)                           26.72
Swiss Bank                                                  10 Year Germany (Corporate Bond)                          25.74
Swiss Bank                                                  10 Year Japan (Corporate Bond)                            17.83
Swiss Bank                                                  10 Year Canada (Corporate Bond)                           25.04
Swiss Bank                                                  10 Year Australia (Corporate Bond)                        19.42
Morgan Stanley Capital International                        10 Year Hong Kong (Equity)                                23.83
Morgan Stanley Capital International                        10 Year Belgium (Equity)                                  20.67
Morgan Stanley Capital International                        10 Year Austria (Equity)                                  10.85
Morgan Stanley Capital International                        10 Year France (Equity)                                   15.30
Morgan Stanley Capital International                        10 Year Netherlands (Equity)                              19.33
Morgan Stanley Capital International                        10 Year Japan (Equity)                                    12.82
Morgan Stanley Capital International                        10 Year Switzerland (Equity)                              17.06
Morgan Stanley Capital International                        10 Year United Kingdom (Equity)                           15.02
Morgan Stanley Capital International                        10 Year Germany (Equity)                                  10.66
Morgan Stanley Capital International                        10 Year Italy (Equity)                                     7.78
Morgan Stanley Capital International                        10 Year Sweden (Equity)                                   19.43
Morgan Stanley Capital International                        10 Year United States (Equity)                            14.82
Morgan Stanley Capital International                        10 Year Australia (Equity)                                15.13
Morgan Stanley Capital International                        10 Year Norway (Equity)                                   10.72
Morgan Stanley Capital International                        10 Year Spain (Equity)                                    17.91
Morgan Stanley Capital International                        World GDP Index                                           18.14
                                                                                                                      -----
Morgan Stanley Capital International                        Pacific Region Funds Ex-Japan                             12.95
Inflation                                                   Consumer Price Index                                        N/A
FHLB-San Francisco                                          11th District Cost-of-Funds Index                           N/A
Federal Reserve                                             Six-Month Treasury Bill                                     N/A
Federal Reserve                                             One-Year Constant-Maturity Treasury Rate                    N/A
Federal Reserve                                             Five-Year Constant-Maturity Treasury Rate                   N/A
Frank Russell & Co.                                         Russell 2000                                              28.45
Frank Russell & Co.                                         Russell 1000 Value                                        38.35
Frank Russell & Co.                                         Russell 1000 Growth                                       37.19
Bloomberg                                                   NA                                                           NA
Credit Lyonnais                                             NA                                                           NA
Statistical Abstract of the U.S.                            NA                                                           NA
World Economic Outlook                                      NA                                                           NA



*in U.S. currency



            STEIN ROE & FARNHAM MUNICIPAL MONEY MARKET
                             PORTFOLIO
                       INVESTMENT PORTFOLIO
                   JUNE 30, 1996 (IN THOUSANDS)

  MUNICIPAL SECURITIES - (104.5%)                          PAR          VALUE
  ---------------------------------------------------------------------------------
  ALABAMA (6.1%)
* Alabama I.D.A. Solid Waste Disposal Revenues
   (Pine City Fiber Company L.O.C. Barclays
   Bank Plc) V.R.D.B. 3.500%                             $   5,750  $        5,750
* Cullman Industrial Development Board
   (National Bedding Co. L.O.C. Bank of America)
   V.R.D.B. 3.650%                                           3,000           3,000
                                                                    ---------------
                                                                             8,750
                                                                    ---------------

  ---------------------------------------------------------------------------------
  ARIZONA (2.4%)
* Coconino P.C.R.(Tuscon Power
   L.O.C. Canadian Imperial Bank
   of Commerce) V.R.D.B. 3.500%                              2,200           2,200
* Maricopa County I.D.A. Series D
   (L.O.C. Bank One, Arizona) V.R.D.B. 3.500%                1,200           1,200
                                                                    ---------------
                                                                             3,400
                                                                    ---------------

  ---------------------------------------------------------------------------------
  ARKANSAS (2.5%)
* Clark County Solid Waste Disposal Revenue
   (Reynolds Metals Co. L.O.C. Trust Company Bank)
   V.R.D.B. 3.550%                                           3,000           3,000
  Paragould Sales Tax Revenue (AMBAC Insured)
   4.750% 7/01/97                                              550             553
                                                                    ---------------
                                                                             3,553
                                                                    ---------------

  ---------------------------------------------------------------------------------
  CALIFORNIA (10.1%)
* California Housing Financial Agency Revenue
   (Bayerland L.O.C. First Trust, San
   Francisco) 3.500% Mandatory Put 2/01/97                   1,500           1,500
  California School Cash Reserve Program
   Authority Pool Series A 4.750% 7/02/97                    2,000           2,017
  California Statewide Community Development
   Authority T.R.A.N. 4.750% 6/30/97                         1,000           1,007
  Coast California Local Education Agencies Pooled
   T.R.A.N.:
   Series 1995 A 5.000% 8/14/96                              5,000           5,003
   Series 1996A 4.750% 6/30/97                               1,090           1,097
  Los Angeles School District T.R.A.N.:
   4.500% 7/03/96 Series 95-96                               2,750           2,750
   4.500% 6/30/97 Series 96-97                               1,000           1,007
                                                                    ---------------
                                                                            14,381
                                                                    ---------------

                           Investment Portfolio/June 30, 1996
  ---------------------------------------------------------------------------------
  DISTRICT OF COLUMBIA (0.8%)
  District of Columbia Revenue Series 1985
   (American University L.O.C. National
   Westminister Bank) V.R.D.B. 3.150%                    $   1,100  $        1,100

  ---------------------------------------------------------------------------------
  FLORIDA (3.5%)
* Collier County Housing Financial Authority
   (Saxon Manor Isles L.O.C. PNC Bank of
   Kentucky) V.R.D.B. 3.400%                                 2,000           2,000
  St. Lucie County P.C.R. (Florida
   Power and Light)
   3.450% Mandatory Put 7/23/96                              2,000           2,000
   3.600% Mandatory Put 11/8/96                              1,000           1,000
                                                                    ---------------
                                                                             5,000
                                                                    ---------------
  ---------------------------------------------------------------------------------
  GEORGIA (2.7%)
* Development Authority of Gwinnett County I.D.R.
   (Price Companies, Inc. L.O.C. NationsBank)
   V.R.D.B. 3.500%
                                                             3,000           3,000
  Hapeville Development Revenue I.D.R. (Hapeville
   Hotel Ltd. L.O.C. Deutsche Bank Corp.)
   V.R.D.B 3.600%                                              900             900
                                                                    ---------------

                                                                             3,900
                                                                    ---------------
  ---------------------------------------------------------------------------------
  IDAHO (1.4%)
  Idaho T.A.N.  Series 1996 4.500% 6/30/97                   2,000           2,011
  ---------------------------------------------------------------------------------
  ILLINOIS (7.8%) City of Chicago G.O.:
   3.650% Mandatory Put 10/31/96 (L.O.C.
     Morgan Guaranty)                                        1,000           1,000
   3.100% Mandatory Put 2/04/97 (L.O.C.
     Hessen Bank)                                            2,000           2,000
* Illinois Development Finance Authority
   Sewage Facilities Revenue (Nutrasweet Co.
   Project gtd. by Monsanto Co.) V.R.D.B. 3.400%             3,200           3,200
  Illinois Health Facilities Authority Revenue
   (University of Chicago Hospital)
   Optional Put  8/6/96                                      3,000           3,000
* Illinois Student Assistance Student Loan Revenue
   Series 1996 A (L.O.C. Bank of America)
   V.R.D.B. 3.600%                                           2,000           2,000
                                                                    ---------------
                                                                            11,200
                                                                    ---------------
  ---------------------------------------------------------------------------------
  INDIANA (5.2%)
  Fort Wayne Hospital Authority Revenue (Parkview
   Memorial Hospital L.O.C. Fuji Bank, Ltd.) V.R.D.B.:
   3.350% Series B                                           1,000           1,000
   3.350% Series C                                           1,000           1,000

                          Investment Portfolio/June 30, 1996
  ----------------------------------------------------------------------------------
  MUNICIPAL SECURITIES - CONT.                             PAR          VALUE
  ----------------------------------------------------------------------------------
  INDIANA - CONT.
* Franklin Economic Development Revenue
   Refunding (L.O.C. Federal Home Loan Bank,
   Indianapolis) V.R.D.B. 3.500%                         $   2,965  $        2,965
  Gary Enviromental Improvement Revenue (U.S.
   Steel L.O.C. Bank of Nova Scotia)
   V.R.D.B. 3.700%
                                                               500             500
* LaPorte County Economic Development Revenue
   (Woodland Project L.O.C. Federal Home Loan
   Bank, Indianapolis) V.R.D.B. 3.500%
                                                             2,000           2,000
                                                                    ---------------
                                                                             7,465
                                                                    ---------------
  ---------------------------------------------------------------------------------
  IOWA (0.7%)
  Iowa School Corporations Warrant Certificates
   Series 1996-97 B  (Capital Guaranty Insured)
   4.250%  1/30/97                                           1,000           1,005
  ---------------------------------------------------------------------------------
  KANSAS (0.1%)
   Kansas City I.D.R.  (PQ Corp. L.O.C.
   Credit Suisse Bank) V.R.D.B. 3.700%                         200             200
  ---------------------------------------------------------------------------------
  KENTUCKY (6.3%)
* Covington I.D.R. Series 1991 (White Castle
   Distributing L.O.C. Bank One, Columbus)
   V.R.D.B. 3.550%                                           3,980           3,980
* Pulaski County Solid Waste Development
   (Eastern Kentucky Power gtd. by National
   Rural Utilities Cooperative Finance Corp.)
   3.200% Opitional put 8/15/96                              3,000           3,000
* Shelby County Industrial Building Revenue
   (Roll Form Corp. L.O.C. Bank One of Kentucky)
   V.R.D.B. 3.550%                                           2,000           2,000
                                                                    ---------------
                                                                             8,980
                                                                    ---------------
  ---------------------------------------------------------------------------------
  LOUISIANA (2.2%)
  Louisiana G.O. Series 1996 A
   (FGIC Insured) 3.550% 8/01/96                             1,000           1,000
  Lousiana Recovery District Sales Tax Revenue
   (MBIA Insured) 7.625% 7/01/96                             1,000           1,000
* Parish of St. Charles P.C.R. Series 1991
   (Shell Oil Co.) V.R.D.B. 3.800%                           1,200           1,200
                                                                    ---------------
                                                                             3,200
                                                                    ---------------

  ---------------------------------------------------------------------------------
  MARYLAND (3.2%)
* Ann Arundel County E.D.R. (Baltimore
   Gas and Electric Company):
   3.400%  Mandatory Put 7/18/96                             3,000           3,000
   3.700%  Mandatory Put 9/10/96                             1,000           1,000

                           Investment Portfolio/June 30, 1996
  ----------------------------------------------------------------------------------
   3.700%  Mandatory Put 10/18/96                       $      500  $          500
                                                                    ---------------
                                                                             4,500
                                                                    ---------------
  ----------------------------------------------------------------------------------
  MICHIGAN (2.1%)
  Michigan Job Development Authority P.C.R.
   Series 1985 (Mazda Motor Manufacturing
   USA Corp. L.O.C. Sumitomo Bank, Ltd.)
   V.R.D.B. 3.550%                                           3,000           3,000

  ----------------------------------------------------------------------------------
  MINNESOTA (1.1%)
* Minnesota Housing Finance Authority Single
   Family Mortgage Series N 3.600% Mandatory
   Put 12/12/96                                              1,600           1,600

  ----------------------------------------------------------------------------------
  MISSOURI (3.8%)
* Jefferson County (GHF Holdings L.O.C.
   Bank One, Indianapolis) V.R.D.B. 3.550%                   4,410           4,410
  St. Louis T.R.A.N.
   4.750% 6/30/97                                            1,000           1,008
                                                                    ---------------
                                                                             5,418
                                                                    ---------------

  ----------------------------------------------------------------------------------
  NEW HAMPSHIRE (3.5%)
* New Hampshire I.D.R. (New England
   Power Co.):
    3.350% Mandatory Put 8/07/96                             2,000           2,000
    3.600% Mandatory Put 8/09/96                             3,000           3,000
                                                                    ---------------
                                                                             5,000
                                                                    ---------------

  ----------------------------------------------------------------------------------
  NEW JERSEY (1.4%)
  Essex County T.A.N.S. (L.O.C. Chemical Bank)
   4.000% 8/19/96                                            2,000           2,002

  ----------------------------------------------------------------------------------
  NEW MEXICO (0.7%)
* Santa Fe Single Family Mortgage Revenue 4.000%
   Mandatory Put 11/15/96                                    1,000           1,000

  ----------------------------------------------------------------------------------
  NORTH DAKOTA (0.7%)
* Mercer County Solid Waste Disposal Series
   1993 V (gtd. by National Rural Utilities
   Cooperative Finance Corp.) 3.650%
   Optional Put 12/01/96                                     1,000           1,000

  ----------------------------------------------------------------------------------
  OHIO (1.4%)
  Cuyahoga Hospital Revenue (MBIA Insured)
   6.500% 1/15/97                                            1,520           1,543
  Ohio Enviromental Improvement Revenue
   (U.S. Steel L.O.C. Pittsburgh National Bank)
   V.R.D.B. 4.000%                                             400             400
                                                                    ---------------
                                                                             1,943
                                                                    ---------------

                           Investment Portfolio/June 30, 1996
  ----------------------------------------------------------------------------------
  MUNICIPAL SECURITIES - CONT.                             PAR          VALUE
  ----------------------------------------------------------------------------------
  OREGON (0.1%)
* Port St. Helen P.C.R. Series 1990A
   (Portland General Electric Co. L.O.C. Swiss
   Bank) V.R.D.B. 3.800%                                $      200  $          200

  ----------------------------------------------------------------------------------
  PENNSYLVANIA (1.7%)
* Pennsylvania Housing Financial Authority Single
   Family Mortgage Series 1991-31-A 6.300% 4/01/97             750             761
  Schuykill County I.D.A. (Westwood Energy
   Properties Limited Partnership L.O.C. Fuji Bank
   Ltd.) V.R.D.B. 3.850%                                       200             200
  Westview Water Bonds (FGIC Insured)
   3.600% 11/15/96                                           1,410           1,410
                                                                    ---------------
                                                                             2,371
                                                                    ---------------
  ----------------------------------------------------------------------------------
  SOUTH CAROLINA (2.4%)
  Columbia Water and Sewer Revenue
   (MBIA Insured) (Escrowed in U.S. Treasury
   Securities) (pre-refunded to 10/01/96) 7.375%               505             515
* South Carolina Economic Development Authority
   (Specialty Equipment Companies L.O.C.
   Barclays Bank Plc) V.R.D.B. 3.550%                        3,000           3,000
                                                                    ---------------
                                                                             3,515
                                                                    ---------------
  ----------------------------------------------------------------------------------
  TENNESSEE (4.0%)
  Blount County Hospital Revenue Refunding
   Series 1996 A (MBIA Insured) 3.900% 7/01/96               1,775           1,775
* McMinn County Industrial Development Board
   I.D.R. (L.O.C. NBD Bank) V.R.D.B. 3.550%                  4,000           4,000
                                                                    ---------------
                                                                             5,775
                                                                    ---------------
  ----------------------------------------------------------------------------------
  TEXAS (10.9%)
* Harris County Industrial Development Corp. I.D.R.
   (Precision General Project L.O.C. Morgan
   Guaranty) V.R.D.B. 3.550%                                 2,060           2,060
  Houston Independent School District
   Tax Notes 4.000% 7/15/96                                  1,355           1,355
* North Texas Higher Education Authority Texas
   Student Loan Revenue Refunding Series A
   (L.O.C. Student Loan Marketing Association)
   V.R.D.B. 3.400%                                           1,100           1,100
* Port Corpus Christi Sewer and Water (Citgo
   Inc. L.O.C. Banque Nationale of Paris)
   V.R.D.B. 3.800%                                             300             300
* Robertson County Industrial Development Corp.
   I.D.R. Series 1995 (L.O.C. Harris Bank)
   V.R.D.B. 3.400%                                           1,900           1,900

                           Investment Portfolio/June 30, 1996
  ----------------------------------------------------------------------------------
  TEXAS - CONT.
* San Antonio Airport Lease Special Project
   Revenue Series 1992 (Hedrick Beechcraft,
   Inc. gtd. by Raytheon Co.) V.R.D.B. 3.350%            $   3,900  $        3,900
  Texas T.R.A.N. 4.750% 8/30/96                              5,000           5,007
                                                                    ---------------
                                                                            15,622
                                                                    ---------------
  ----------------------------------------------------------------------------------
  VERMONT (0.4%)
* Vermont I.D.R. (Rye Gate Project L.O.C.
   ABN AMRO) V.R.D.B. 3.500%                                   500             500
  ----------------------------------------------------------------------------------
  WASHINGTON (2.3%)
  Washington G.O. (Escrowed
    in U.S. Treasury Securities)
   (pre-refunded to 9/01/96) 7.600%
                                                               500             503
* Yakima County Public Corp I.D.R. (L.O.C.
   Bayerische Vereinsbank AG)
   V.R.D.B. 3.500%                                           2,700           2,700
                                                                    ---------------
                                                                             3,203
                                                                    ---------------
 ----------------------------------------------------------------------------------
  WISCONSIN (12.4%)
* Carlton P.C.R. Series 1988 (Wisconsin
   Power and Light) V.R.D.B. 3.650%                          6,500           6,500
* Fond Du Lac I.D.R. (Brenner Tank Inc. L.O.C.
   Bank One, Milwaukee) V.R.D.B. 3.550%                      3,825           3,825
* Holland I.D.R. (White Clover Daily Inc. L.O.C.
   Bank One, Milwaukee) V.R.D.B. 3.550%                      2,925           2,925
* Kenosha I.D.R. (Monarch Plastics Inc. L.O.C.
   Bank One, Milwaukee) V.R.D.B. 3.550%                      2,430           2,430
* Oak Creek I.D.R. Series 1995 (McAdams Graphics
   L.O.C. Bank One, Milwaukee) V.R.D.B. 3.550%               2,000           2,000
                                                                    ---------------
                                                                            17,680
                                                                    ---------------
  ---------------------------------------------------------------------------------
  WYOMING (0.6%)
* Lincoln County P.C.R. (Exxon Corp.)
   V.R.D.B. 3.700%                                             800             800
  Sublette County P.C.R. (Exxon Corp.)
   V.R.D.B. 3.550%                                             100             100
                                                                    ---------------
                                                                               900
                                                                    ---------------

  TOTAL MUNICIPAL SECURITIES (104.5%)
   (Amortized Cost $149,374)                                               149,374
                                                                    ---------------

  OTHER ASSETS & LIABILITIES, NET- (-4.5%)                                  (6,446)
  ----------------------------------------------------------------------------------

  NET ASSETS (100.0%)                                                  $   142,928
                                                                    ---------------

  * These securities are subject to Alternative Minimum Tax. At June 30, 1996 these securities represented 68.9 percent of net assets.

  See notes to financial statements.

                   STEIN ROE & FARNHAM MUNICIPAL MONEY MARKET
                                   PORTFOLIO
                       STATEMENT OF ASSETS & LIABILITIES
                                  JUNE 30, 1996

   (in thousands)
   ASSETS
   Investments at value (cost $149,374)                         $   149,374

   Cash                                            $          9
   Receivable for:
     Interest                                             1,283
     Investments sold                                     1,000       2,292
                                                   ------------ -----------
       Total Assets                                                 151,666

   LIABILITIES
   Payable for Investments purchased                      8,702
   Other liabilities                                         36
                                                   ------------
       Total Liabilities                                              8,738
                                                                -----------
   NET ASSETS applicable to investors' beneficial interest      $   142,928
                                                                -----------


                             STATEMENT OF OPERATIONS
                         PERIOD ENDED JUNE 30, 1996 (a)

   (in thousands)
   INVESTMENT INCOME
   Interest income                                              $     4,402

   EXPENSES
   Management fee                                  $        290
   Custodian fees                                             8
   Accounting fees                                           21
   Audit & legal fees                                        23
   Trustees fee                                               6         348
                                                   ------------ -----------
          Net Investment Income                                 $     4,054
                                                   ------------ -----------

   (a)  The Portfolio commenced operations September 28, 1995.

                       See notes to financial statements.

                   STEIN ROE & FARNHAM MUNICIPAL MONEY MARKET
                                   PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    Period
                                                                     ended
   (in thousands)                                                 June 30 (a)
                                                                -------------
   INCREASE (DECREASE) IN NET ASSETS                                 1996
   Operations:
   Net investment income                                        $       4,054

   Transactions in investors' beneficial interest
   Contributions                                                      241,616
   Withdrawals                                                       (102,742)
                                                                -------------
       Net transactions in investors' beneficial interest             138,874
                                                                -------------
           Total Increase                                             142,928

   NET ASSETS
   Beginning of period                                               ----
   End of period                                                $     142,928
                                                                -------------

                              FINANCIAL HIGHLIGHTS

                                                       Period ended
                                                       June 30 (a)
                                                       -------------
                                                           1996

   RATIOS TO AVERAGE NET ASSETS
      Expenses                                           0.30%  (b)
      Net investment income                              3.50%  (b)

   (a)  The Portfolio commenced operations September 28, 1995.
   (b) Annualized

   See notes to financial statements.

                   STEIN ROE & FARNHAM MUNICIPAL MONEY MARKET
                                    PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                          JUNE 30, 1996 (IN THOUSANDS)

NOTE 1. ORGANIZATION OF THE SR&F MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------
The SR&F Municipal Money Market Portfolio (the "Portfolio") is a separate series of the SR&F Base Trust, a Massachusetts common trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. The Portfolio commenced operations on September 28, 1995. At commencement, the Stein Roe Municipal Money Market Fund contributed $131,563 in securities and other assets and the Colonial Municipal Money Market Fund contributed $24,119 in securities and other assets which represented ownership of 84.5 percent and 15.5 percent, respectively.

The Portfolio allocates net asset value, income and expenses based on the respective percentage ownership of each investor on a daily basis. At June 30, 1996 Stein Roe Municipal Money Market Fund and Colonial Municipal Money Market Fund owned 85 percent and 15 percent, respectively.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
-------------------------------------------------------------------------------
The following are the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATIONS:
All securities are valued as of June 28, 1996, the last business day of the period. Municipal securities of the Portfolio are valued at amortized cost, which approximates market value. This method involves valuing an instrument at cost on the purchase date and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument and does not take into account unrealized securities gains or losses.

                   Notes to Financial Statements/June 30, 1996
-----------------------------------------------------------------------------
NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - CONT.
-------------------------------------------------------------------------------
SECURITY VALUATIONS - CONT.
Internal Revenue Service Code. Accordingly, no provisions for federal income taxes is considered necessary.

OTHER INFORMATION:
Realized gains and losses from sales of securities are determined on the specific identified cost basis. Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. These securities are subject to market fluctuation during this period. The Portfolio did not have any when-issued or delayed delivery purchase commitments as of June 30, 1996. A maturity date is not shown for municipal securities bearing variable or floating interest rates that are adjusted periodically to minimize fluctuations in the value of such securities.
All amounts, except per-share amounts, are shown in thousands.

NOTE 3. PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------
The Portfolio invests in municipal securities including, but not limited to, general obligation bonds, revenue bonds and escrowed bonds (which are bonds that have been refinanced, the proceeds of which have been invested in U.S. Government obligations and set aside to pay off the original issue at the first call date or maturity.) The Portfolio's investments include certain municipal securities that are insured by private insurers who guarantee the payment of interest and principal in the event of default.

The Portfolio's investments included certain short-term securities that are backed by bank letters of credit used to provide liquidity to the issuer and/or additional security in the event of default by the issuer. At June 30, 1996, 53.1% of the portfolio was backed by bank letters of credit. See Portfolio's schedule of investments for additional information on portfolio composition.

NOTE 4.  TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES
-------------------------------------------------------------------------------
The management fee for the Portfolio is computed at an annual rate of 0.25 of 1 percent of average daily net assets.

The Adviser also provides certain accounting services. For the period ended June 30, 1996, the Portfolio incurred charges of $21 for these services.

Certain officers and Trustees of the Trust are also officers of the Adviser. The compensation of Trustees not affiliated with the Adviser for the Portfolio for the period ended June 30, 1996, was $6. No remuneration was paid to any other trustee or officer of the Trust.

NOTE 5.  SHORT-TERM DEBT
-------------------------------------------------------------------------------
To facilitate portfolio liquidity, the Portfolio maintains borrowing arrangements under which they can borrow against portfolio securities. There were no borrowings for the Portfolio during the period ended June 30, 1996.

                          INDEPENDENT AUDITORS' REPORT

        TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF THE SR&F BASE TRUST


    We have audited the accompanying balance sheet, including the schedule of investments, of SR&F Municipal Money Market Portfolio as of June 30, 1996, the related statement of operations, and the change in net assets, and financial highlights for the period from September 28, 1995 to June 30, 1996. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SR&F Municipal Money Market Portfolio at June 30, 1996, and the results of its operations, the changes in its net assets, and its financial highlights for the period from September 28, 1995 to June 30, 1996, in conformity with generally accepted accounting principles.

Ernst & Young LLP
Chicago, Illinois
August 8, 1996

                      COLONIAL MUNICIPAL MONEY MARKET FUND

                        STATEMENT OF ASSETS & LIABILITIES
                                  JUNE 30, 1996

(in thousands except for per share amounts)
ASSETS
Investment in SR&F Municipal Money Market
  Portfolio                                $ 21,467

Receivable for:
  Fund shares sold                $      13
Expense reimbursement due
  from Adviser                           11
Other                                    10      34
                                  -----------------
    Total Assets                             21,501

LIABILITIES
Payable for:
  Fund shares repurchased               528
  Distributions                          49
Accrued:
  Deferred Trustees fees                  1
  Other                                  12
                                  ---------
    Total Liabilities                           590
                                           --------
NET ASSETS                                 $ 20,911
                                           --------
Net asset value:
Class A ($19,676/19,678)                   $   1.00
                                           --------
Class B ($1,235/1,235)                     $   1.00(a)
                                           --------

COMPOSITION OF NET ASSETS
Capital paid in                            $ 20,912
Accumulated net realized loss                    (1)
                                           --------
                                           $ 20,911
                                           --------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                      COLONIAL MUNICIPAL MONEY MARKET FUND

                             STATEMENT OF OPERATIONS

                        FOR THE YEAR ENDED JUNE 30, 1996

(in thousands)
INVESTMENT INCOME
Interest income                                  $    238
Interest income from
  SR&F Municipal Money Market Portfolio               639
Expenses allocated from
    SR&F Municipal Money Market Portfolio            (50)
                                                 --------
                                                      827
EXPENSES
Adviser fee                       $      34
Administration fee                       42
Service fee - Class B                     6
Distribution fee - Class B               18
Transfer agent                           53
Bookkeeping fee                          20
Trustees fee                             12
Audit fee                                25
Legal fee                                65
Registration fee                         48
Reports to shareholders                   7
Other                                    16
                                  ---------
                                        346
Fees and expenses waived or borne
  by the Adviser/Administrator         (196)        150
                                  ----------     -------
       Net Investment Income                    $    677
                                                --------

                       See notes to financial statements.

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                       Year           Period           Year
                                                      ended            ended          ended
      (in thousands)                                 June 30          June 30        November 30
                                                   -------------    ------------   -------------
      INCREASE (DECREASE) IN                           1996            1995 (a)          1994
        NET ASSETS
      Operations:
      Net investment income                         $        677    $        518   $         518
                                                   -------------    ------------   -------------
      Distributions:
      From net investment income -
         Class A                                            (628)           (485)           (493)
      From net investment income -
         Class B                                             (49)            (35)            (23)
                                                   -------------    ------------   -------------
                                                            ----              (2)              2
      Fund Share Transactions:
      Receipts for shares sold - Class A                  58,417          32,426          69,633
      Value of distributions
          reinvested - Class A                               550             386             371
      Cost of shares
         repurchased - Class A                           (63,966)        (36,942)        (59,816)
                                                   -------------    ------------   -------------
                                                          (4,999)         (4,130)         10,188
                                                   -------------    ------------   -------------
      Receipts for shares sold - Class B                   3,838           4,502           9,572
      Value of distributions
         reinvested - Class B                                 36              26              15
      Cost of shares
         repurchased - Class B                            (5,750)         (5,285)         (6,628)
                                                   -------------    ------------   -------------
                                                          (1,876)           (757)          2,959
                                                   -------------    ------------   -------------
       Net Increase (Decrease) from Fund
         Share Transactions                               (6,875)         (4,887)         13,147
                                                   -------------    ------------   -------------
              Total Increase (Decrease)                   (6,875)         (4,889)         13,149
      NET ASSETS
      Beginning of period                                 27,786          32,675          19,526
                                                   -------------    ------------   -------------
      End of period (net of undistributed
        net investment income of none,
        none and $2, respectively)                  $     20,911    $     27,786   $      32,675
                                                   -------------    ------------   -------------
      NUMBER OF FUND SHARES
      Sold - Class A                                      58,417          32,426          69,633
      Issued for distributions
        reinvested - Class A                                 550             385             371
      Repurchased - Class A                              (63,966)        (36,942)        (59,817)
                                                   -------------    ------------   -------------
                                                          (4,999)         (4,131)         10,187
                                                   -------------    ------------   -------------
      Sold - Class B                                       3,839           4,502           9,572
      Issued for distributions
        reinvested - Class B                                  36              26              15
      Repurchased - Class B                               (5,750)         (5,285)         (6,628)
                                                   -------------    ------------   -------------
                                                          (1,875)           (757)          2,959
                                                   -------------    ------------   -------------

(a) The Fund changed its fiscal year end from November 30 to June 30 in 1995. See notes to financial statements.

                      COLONIAL MUNICIPAL MONEY MARKET FUND

                         NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1996

NOTE 1. ACCOUNTING POLICIES
ORGANIZATION: Colonial Municipal Money Market Fund (the Fund), formerly Colonial Tax-Exempt Money Market Fund, a series of Colonial Trust IV, is a non-diversified portfolio of a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a open-end, management investment company. The Fund invests all of its investable assets in interests in the Stein Roe & Farnham (SR&F) Municipal Money Market Portfolio (the Portfolio), a Massachusetts common trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (15% at June 30, 1996). The performance of the Fund is directly affected by the performance of the Portfolio.

The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund may issue an unlimited number of shares and offers Class A and Class B shares. Class B shares are identical to Class A shares except for an annual service and distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B service and distribution fee), realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B per share data and ratios are calculated by adjusting the net investment income per share data and ratios for the Fund for the entire period by the service fee and distribution fee applicable to Class B shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

                         NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1996

-------------------------------------------------------------------------------
NOTE 1. ACCOUNTING POLICIES - CONT.
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
-------------------------------------------------------------------------------
MANAGEMENT FEE: Through September 27, 1995, Colonial Management Associates, Inc., was the investment Adviser of the Fund furnishing accounting and other services and office facilities for a monthly fee equal to 0.50% annually of the Fund's average net assets. Through September 27, 1995, management fees paid amounted to $33,610.

ADMINISTRATOR: Effective September 28, 1995, Colonial Management Associates, Inc. (the Administrator) became the Administrator of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.25% annually of the Fund's average net assets.

BOOKKEEPING FEE: Effective September 28, 1995, the Administrator provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Fund's average net assets over $50 million. Through September 27, 1995, the Adviser provided bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million. Through September 27, 1995, bookkeeping fees paid amounted to $6,675.

TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.20% annually of the Fund's average net assets and receives a reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Administrator, is the Fund's principal underwriter. During the year ended June 30, 1996, the Fund has been advised that the Distributor received contingent deferred sales charges
(CDSC) of $13,788 on Class B share redemptions.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of Class B's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (inclusive of the Fund's proportionate share of the Portfolio's expenses and exclusive of service and distribution fees, commissions, taxes, and extraordinary expenses, if any) exceed 0.75% annually of the Fund's average net assets.

                  Notes to Financial Statements/June 30, 1996
-------------------------------------------------------------------------------
OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3.  PORTFOLIO INFORMATION
-------------------------------------------------------------------------------
During the period July 1, 1995 through September 27, 1995, purchases and sales (including maturities) of short-term investments aggregated to $11,205,000 and $38,765,000, respectively.

NOTE 4.  OTHER RELATED PARTY TRANSACTIONS
-------------------------------------------------------------------------------
At June 30, 1996 the Fund had three shareholders who each owned greater than 5% of the Fund's shares outstanding.

NOTE 5.  RESULTS OF SPECIAL SHAREHOLDERS MEETING (UNAUDITED)
-------------------------------------------------------------------------------
On September 15, 1995, a special meeting of shareholders was held and the conversion of the Fund to the master fund/feeder fund structure with new fundamental and non- fundamental investment policies was approved. The conversion was effective September 28, 1995. Out of the shares of beneficial interest outstanding on June 30, 1995, 11,886,162 voted for the conversion of the Fund to the master fund/feeder fund structure with new fundamental and non-fundamental investment policies, 403,477 voted against and 2,973,428 abstained. Of the shares of beneficial interest outstanding that abstained, 610,277 represented broker non-votes.

On June 18, 1996, a special Meeting of shareholders of the Fund was held to elect nine Trustees of the SR&F Base Trust and to modify the fundamental investment restrictions of both the SR&F Base Trust and the Fund regarding the borrowing and lending of money under the interfund lending program. On April 17, 1996, the record date for the Meeting, the Fund had outstanding 24,428,448 shares of beneficial interest. The votes cast at the Meeting were as follows:

To elect nine Trustees of the SR&F Base Trust:

                                                                              Broker
                               For            Against        Abstain         Non-Votes
                            ----------        -------        -------         ---------
Timothy K. Armour           11,922,780          0            255,721          602,994
Kenneth L. Block            11,664,909          0            513,592          602,994
William W. Boyd             11,922,781          0            255,721          602,994
Lindsay Cook                11,906,438          0            272,064          602,994
Douglas A. Hacker           11,649,719          0            528,782          602,994
Francis W. Morley           11,663,756          0            514,745          602,994
Charles R. Nelson           11,907,590          0            270,911          602,994
Thomas C. Theobald          11,904,361          0            284,141          602,994
Gordan R. Worley            11,664,909          0            513,592          602,994

                Notes to Financial Statements/June 30, 1996
-------------------------------------------------------------------------------
NOTE 5. RESULTS OF SHAREHOLDERS MEETING - CONT. (UNAUDITED)
-------------------------------------------------------------------------------
To approve the modification of the SR&F Municipal Money Market Portfolio's (Portfolio) fundamental investment restriction on borrowing to enable it to borrow money under an interfund lending program:

                                                                                Broker
                              For            Against        Abstain            Non-Votes
                           ----------        -------        -------            ---------
                           10,718,032         863,598       596,869             602,994

To approve the modification of the Fund's fundamental investment restriction on borrowing to enable it to borrow money under an interfund lending program:

                                                                                Broker
                              For            Against        Abstain            Non-Votes
                           ----------        -------        -------            ---------
                           10,713,216        863,749        601,535            602,994

To approve the modification of the Portfolio's fundamental investment restriction on lending to enable it to lend money under an interfund lending program:

                                                                                Broker
                              For            Against        Abstain            Non-Votes
                           ----------        -------        -------            ---------
                           10,728,978        852,653        596,869            602,994

To approve the modification of the Fund's fundamental investment restriction on lending to enable it to lend money under an interfund lending program:

                                                                                Broker
                              For            Against        Abstain            Non-Votes
                           ----------        -------        -------            ---------
                           11,001,308        580,323        596,869            602,994

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                       Year ended                   Period ended
                                                       June 30 (b)                   June 30(c)
                                               --------------------------     -------------------------
                                                          1996                          1995
                                                  Class A        Class B        Class A        Class B
                                               -----------     ----------     -----------    ----------
Net asset value -
   Beginning of period                         $     1.000     $    1.000     $     1.000    $    1.000
                                               -----------     ----------     -----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                            0.030 (d)      0.020 (d)       0.018         0.012
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.030)        (0.020)         (0.018)       (0.012)
                                               -----------     ----------     -----------    ----------
Net asset value -
   End of period                               $     1.000     $    1.000     $     1.000    $    1.000
                                               -----------     ----------     -----------    ----------
Total return (e)(f)                                  3.04%          2.02%       1.80% (g)     1.20% (g)
                                               -----------     ----------     -----------    ----------

RATIOS TO AVERAGE NET ASSETS
Expenses                                         0.75% (d)      1.75% (d)       0.75% (h)     1.75% (h)
Fees and expenses waived or
   borne by the Adviser/
   Administrator                                 0.84% (d)      0.84% (d)       0.36% (h)     0.36% (h)
Net investment income                            3.00% (d)      2.00% (d)       3.05% (h)     2.05% (h)
Net assets at end
of period (000)                                $   19,676      $    1,235     $    24,675    $   3,111



(a)      Net of fees and expenses waived or borne by the Adviser/Administrator
         which amounted to                     $    0.008      $    0.008     $     0.002    $   0.002

(b)      Effective September 28, 1995, SR&F became the investment Adviser of the
         Fund.
(c) The Fund changed its fiscal year end from November 30 to June 30 in 1995.
(d) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Municipal Money Market Portfolio.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f) Had the Adviser/Administrator not waived or reimbursed a portion of expenses total return would have been reduced.
(g)      Not annualized.
(h)      Annualized.

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                        FINANCIAL HIGHLIGHTS - CONTINUED

                 Year ended November 30
---------------------------------------------------------------
          1994                              1993
  Class A          Class B          Class A          Class B
-------------    ------------     ------------     ------------

$       1.000    $      1.000     $      1.000    $       1.000
-------------    ------------     ------------     ------------
        0.020           0.010            0.017            0.009

       (0.020)         (0.010)          (0.017)          (0.009)
-------------    ------------     ------------     ------------

$       1.000    $      1.000     $      1.000     $      1.000
-------------    ------------     ------------     ------------
        2.00%           1.01%            1.73%            0.93%
-------------    ------------     ------------     ------------

        0.60%           1.60%            0.75%            1.75%


        0.59%           0.59%            0.50%            0.50%
        2.05%           1.05%            1.69%            0.69%

$     28,808     $      3,867     $    18,618      $        908

$      0.006     $      0.006     $     0.005      $      0.005

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                        FINANCIAL HIGHLIGHTS - CONTINUED

Selected data for a share of each class outstanding throughout each period are as follows:



                                                              Year ended November 30
                                                   --------------------------------------------------------
                                                                   1992                          1991
                                                      Class A               Class B    (b)     Class A
                                                   ---------------       --------------     ---------------
Net asset value -
   Beginning of period                             $         1.000       $        1.000     $         1.000
                                                   ---------------       --------------     ---------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                    0.024                0.007               0.042
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                  (0.024)              (0.007)             (0.042)
                                                   ---------------       --------------     ---------------
Net asset value -
   End of period                                   $         1.000       $        1.000     $         1.000
                                                   ---------------       --------------     ---------------
Total return (c)(d)                                          2.44%             0.68%(e)               4.26%
                                                   ---------------       --------------     ---------------

RATIOS TO AVERAGE NET ASSETS
Expenses                                                     0.75%             1.75%(f)               0.75%
Fees and expenses waived
    or borne by the Adviser                                  0.61%             0.79%(f)               0.53%
Net investment income                                        2.42%             1.42%(f)               4.23%
Net assets at end
of period (000)                                    $        34,956       $          135  $           28,355

(a) Net of fees and expenses waived or borne
      by the Adviser
      which amounted to                            $         0.006       $        0.003   $           0.005

(b) Class B shares were initially offered on May 5, 1992. Per share amounts reflect activity from that date.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Had the Adviser not waived or reimbursed a portion of expenses total return would have been reduced.
(e) Not annualized.
(f) Annualized.

--------------------------------------------------------------------------------
Federal income tax information (unaudited)
All of the distributions will be treated as exempt income for federal income tax purposes.

                        REPORT OF INDEPENDENT ACCOUNTANTS

          T0 THE TRUSTEES OF COLONIAL TRUST IV AND THE SHAREHOLDERS OF
                      COLONIAL MUNICIPAL MONEY MARKET FUND

    In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Municipal Money Market Fund (the "Fund") (a series of Colonial Trust IV) at June 30, 1996, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at June 30, 1996, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts
August 21, 1996

Part B of Post-Effective Amendment No. 42 filed with the Commission on March 22, 1996 (Colonial Tax-Exempt Fund, Colonial Tax-Exempt Insured Fund, Colonial High Yield Municipal Fund, Colonial Intermediate Tax-Exempt Fund, Colonial Short-Term Tax-Exempt Fund and Colonial Utilities Fund), is incorporated herein in its entirety by reference.

Part C   OTHER INFORMATION

Item 24. Financial Statements and Exhibits
         ----------------------------------

   (a)   Financial Statements:

         Included in Part A

         Summary of Expenses (for Colonial High Yield Municipal Fund, Colonial Tax-Exempt Insured Fund, Colonial Tax-Exempt Fund, Colonial Short-Term Tax-Exempt Fund, Colonial Intermediate Tax-Exempt Fund and Colonial Utilities Fund incorporated by reference to Part A of Post-Effective Amendment No. 42 filed with the Commission on March 22, 1996)

         Summary of Expenses  (for  Colonial  Municipal  Money  Market  Fund)

         The Fund's Financial History (for Colonial High Yield Municipal Fund, Colonial Tax-Exempt Insured Fund, Colonial Tax-Exempt Fund, Colonial Short-Term Tax-Exempt Fund, Colonial Intermediate Tax-Exempt Fund and Colonial Utilities Fund incorporated by reference to Part A of Post-Effective Amendment No. 42 filed with the Commission on March 22, 1996)

         The Fund's Financial History (for Colonial Municipal Money Market Fund)

         Included in Part B


         Colonial Tax-Exempt Fund  (CTEF)(incorporated by reference to Part B of
         ------------------------
         Post-Effective  Amendment No. 42 filed with the Commission on March 22,
         1996)

         Investment  portfolio,  November 30, 1995

         Statement of assets and liabilities,  November  30, 1995

         Statement of  operations,  Year ended November  30,  1995

         Statement  of changes in net  assets,  Years ended
         November  30,  1995 and 1994

         Notes to  Financial  Statements

         Financial Highlights

         Report of Independent Accountants


         Colonial Tax-Exempt Insured Fund (CTEIF)  (incorporated by reference to
         ----------------------------------------
         Part B of Post-Effective Amendment No. 42 filed with the Commission on March 22, 1996)

         Investment  portfolio,  November 30, 1995

         Statement of assets and liabilities, November 30, 1995

         Statement of operations, Year ended November 30, 1995

         Statement of changes in net assets, Years ended November 30, 1995 and 1994

         Notes to  Financial  Statements

         Financial Highlights

         Report of Independent Accountants


         Colonial Municipal Money Market Fund (CMMMF)
         --------------------------------------------
         Statement of assets and liabilities, June 30, 1996

         Statement of operations, Year ended June 30, 1996

         Statement of changes in net assets, Year ended June 30, 1996, Period ended June 30, 1995, Year ended November 30, 1994

         Notes to Financial   Statements

         Financial  Highlights

         Report  of  Independent Accountants

         The following is included in Part B of this
         -------------------------------------------
         Post-Effective Amendment No. 44
         -------------------------------

         Stein Roe & Farnham Municipal Money Market Portfolio Investment Portfolio, June 30, 1996

         Stein Roe & Farnham Municipal Money Market Portfolio Statement of Assets and Liabilities, June 30, 1996

         Stein Roe & Farnham Municipal Money Market Portfolio Statement of Operations, Period ended June 30, 1996

         Stein Roe & Farnham Municipal Money Market Portfolio Statement of Changes in Net Assets, Period ended June 30, 1996

         Stein Roe & Farnham Municipal Money Market Portfolio Financial Highlights, Period ended June 30, 1996

         Stein Roe & Farnham Municipal Money Market Portfolio Notes to Financial Statements, June 30, 1996

         Independent Auditors' Report


         Colonial Utilities Fund (CUF)  (incorporated by reference to Part B of
         -----------------------------

         Post-Effective  Amendment No. 42 filed with the Commission on March 22,
         1996)

         Investment  portfolio,  November 30, 1995

         Statement of assets and liabilities,  November  30, 1995

         Statement of  operations,  Year ended November  30,  1995

         Statement of changes in net assets, Years ended November 30, 1995 and 1994

         Notes to  Financial  Statements

         Financial Highlights

         Report of Independent Accountants


         Colonial High Yield Municipal Fund (CHYMF)  (incorporated  by reference
         ------------------------------------------
         to Part B of Post-Effective Amendment No. 42 filed with the Commission on March 22, 1996)
         Investment portfolio, November 30, 1995

         Statement of assets and liabilities, November 30, 1995

         Statement of operations, Year ended November 30, 1995

         Statement of changes in net assets, Years ended
         November  30,  1995 and 1994

         Notes to  Financial  Statements

         Financial Highlights

         Report of Independent Accountants



         Colonial Intermediate Tax-Exempt Fund(CITEF)   (incorporated  by
         --------------------------------------------
         reference to Part B of Post-Effective Amendment No. 42 filed with the Commission on March 22, 1996)

         Investment  portfolio,  November 30, 1995

         Statement of assets and  liabilities,  November  30, 1995

         Statement of operations,  Year ended  November 30, 1995

         Statement of changes in net assets,  Years  ended
         November  30,  1995 and 1994

         Notes to  Financial Statements

         Financial Highlights

         Report of Independent Accountants


         Colonial Short-Term Tax-Exempt Fund (CSTTEF)
         --------------------------------------------
         (incorporated   by   reference   to   Part   B  of
         Post-Effective Amendment No. 42 filed with the Commission on March 22, 1996)

         Investment  portfolio,  November 30, 1995

         Statement of assets and  liabilities,  November  30, 1995

         Statement of operations,  Year ended  November 30, 1995

         Statement of changes in net assets,  Years  ended
         November  30,  1995 and 1994

         Notes to  Financial Statements

         Financial Highlights

         Report of Independent Accountants


   (b) Exhibits:(each exhibit is applicable to all series of the Trust unless otherwise referenced)

         1.       Amendment No. 4 to the Agreement and
                  Declaration of Trust (c)

         2. (a)   Amended By-Laws (2/16/96) (e)

         3.       Not Applicable

         4. Form of Specimen of Share Certificate - filed as Exhibit 4. in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement of Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-6529) and is hereby incorporated by reference and made a part of this Registration Statement

         5. (a)   Management Agreement (CTEF, CTEIF, CHYMF) (e)

          (a)(1)  Amendment No. 2 to Management Agreement
                  (CTEF, CTEIF, CHYMF) (e)

          (a)(2)  Management Agreement (CUF) (e)


          (a)(3)  Management Agreement (CITEF) (e)


          (a)(4)  Management Agreement (CSTTEF) (e)


            (b) Pricing and Bookkeeping Agreement (CTEF, CTEIF, CITEF, CSTTEF, CHYMF, CUF) - filed as
                  Exhibit 8. in Part C, Item 24(b) of
                  Post-Effective Amendment No. 10 to the
                  Registration Statement of Form N-1A of
                  Colonial Trust VI (File Nos. 33-45117 &
                  811-6529) and is hereby incorporated by
                  reference and made a part of this
                  Registration Statement

          (b)(1)  Pricing and Bookkeeping Agreement (CMMMF)


         6. (a) Distributor's Contract with Colonial Investment Services, Inc. - filed in Exhibit 6(a) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 and 811-6529) and is
                  hereby incorporated by reference and made a part of this Registration Statement

            (b) Form of Selling Agreement - filed as Exhibit 6(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-6529) and is
                  hereby incorporated by reference and made a part of this Registration Statement

            (c) Form of Bank and Bank Affiliated Selling Agreement - filed as Exhibit 6(c) in Part C,
                  Item 24(b) of Post-Effective Amendment No.
                  10 to the Registration Statement on Form
                  N-1A of Colonial Trust VI (File Nos.
                  33-45117 & 811-6529) and is hereby
                  incorporated by reference and made a part of this Registration Statement

            (d)   Form of Asset Retention Agreement - filed as
                  Exhibit 6(d) in Part C, Item 24(b) of
                  Post-Effective Amendment No. 10 to the
                  Registration Statement on Form N-1A of
                  Colonial Trust VI (File Nos. 33-45117 &
                  811-6529) and is hereby incorporated by
                  reference and made a part of this
                  Registration Statement

         7.       Not Applicable

         8. (a)   Custodian Agreement with United Missouri Bank
                  (CTEF, CMMMF, CTEIF, CHYMF, CSTTEF, CITEF)

            (b) Custody Agreement with Boston Safe Deposit and Trust Company - filed as Exhibit 8. in Part C,
                  Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Colonial Trust IV (File Nos. 33-45117 & 811-6529) and is hereby incorporated by reference and made a part of this Registration Statement (CUF)

            (c)   Amendment to Custody Agreement with Boston
                  Safe Deposit and Trust Company -filed as
                  Exhibit 8.(a) in Part C, Item 24(b) of
                  Post-Effective Amendment No. 10 to the
                  Registration Statement on Form N-1A of
                  Colonial Trust VI (File Nos. 33-45117 &
                  811-6529) and is hereby incorporated by
                  reference and made a part of this Registration
                  Statement

         9. (a) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit 9(b) to Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Colonial Trust VII (File Nos. 33-41559 & 811-6347) and is hereby incorporated by reference and made a part of this Registration Statement

            (b)   Agreement and Plan of Reorganization (CMMMF,
                  CUF)

            (c)   Form of Administration Agreement between
                  Colonial Trust IV, on behalf of CMMMF, and Colonial Management Associates, Inc. (d)

            (d) Form of Indemnification Agreement between Colonial Trust IV, on behalf of CMMMF, and SR&F Base Trust, on behalf of SR&F Municipal Money Portfolio(d)

            (e) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 - filed as
                  Exhibit 9.(c) in Part C, Item 24(b) of
                  Post-Effective Amendment No. 10 to the
                  Registration Statement on Form N-1A of
                  Colonial Trust VI (File Nos. 33-45117 and
                  811-6529) and is hereby incorporated by
                  reference and made a part of this Registration
                  Statement

            (f) Credit Agreement - filed as Exhibit 9.(d) in Part C, Item 24(b) of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A of Colonial Trust V (File Nos. 33-12109 & 811-5030) and is hereby incorporated by reference and made a part of this Registration Statement

         10.      Opinion and Consent of Counsel (CTEF) (a)

            (a) Opinion and Consent of Messrs. Ropes & Gray - filed as Exhibit 10 in Part C, Item 24(b) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of CUF (File Nos. 2-71242 & 811-3148) and is hereby incorporated by reference and made a part of this Registration Statement (CUF)

            (b)   Opinion and Consent of Counsel filed as
                  Exhibit 10. in Part C, Item 24(b) of
                  Pre-Effective Amendment No. 1 to the
                  Registration Statement on Form N-1A of CMMMF
                  (File Nos. 33-13922 & 811-5138) and is hereby
                  incorporated by reference and made a part of this Registration Statement (CMMMF)

         11.(a)   Consent of Independent Accountants (CTEF,
                  CTEIF, CUF, CHYMF) (e)

         (a)(i)    Consent of Independent Accountants (CMMMF)


         (a)(ii)   Consent of Independent Accountants (CITEF,
                   CSTTEF) (e)

         (a)(iii)  Consent of Independent Auditors (SR&F
                   Municipal Money Market Portfolio, master fund of CMMMF)

            (b)   Commodity Futures Trading Commission No-Action
                  Letter dated 11/1/84 (b)

         12.      Not Applicable

         13.      Not Applicable

         14.(a)   Form of Colonial Group of Mutual Funds Money
                  Purchase Pension and Profit Sharing Plan
                  Document and Trust Agreement - filed as
                  Exhibit 14(a) in Part C, Item 24(b) of
                  Post-Effective Amendment No. 5 to the
                  Registration Statement on Form N-1A of
                  Colonial Trust VI (File Nos. 33-45117 &
                  811-6529) and is hereby incorporated by
                  reference and made a part of this Registration
                  Statement

            (b) Form of Colonial Group of Mutual Funds Money Purchase Pension and Profit Sharing Establishment Book - filed as Exhibit 14(b) in Part C, Item 24(b) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-6529) and is hereby incorporated by reference and made a part of this Registration Statement

            (c)   Form of Colonial Group Funds Individual
                  Retirement Account and Application - filed as
                  Exhibit 14(c) in Part C, Item 24(b) of
                  Post-Effective Amendment No. 5 to the
                  Registration Statement on Form N-1A of
                  Colonial Trust VI (File Nos. 33-45117 &
                  811-6529) and is hereby incorporated by
                  reference and made a part of this Registration
                  Statement

            (d) Form of Colonial Mutual Funds Simplified Employee Plan and Salary Reduction Simplified Employee Plan - filed as Exhibit 14(d) in Part C, Item 24(b) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-6529) and is hereby incorporated by reference and made a part of this Registration Statement

            (e)   Form of Colonial of Mutual Funds 401(k) Plan
                  Document and Trust Agreement - filed as
                  Exhibit 14(e) in Part C, Item 24(b) of
                  Post-Effective Amendment No. 5 to the
                  Registration Statement on Form N-1A of
                  Colonial Trust VI (File Nos. 33-45117 &
                  811-6529) and is hereby incorporated by
                  reference and made a part of this Registration
                  Statement

            (f) Form of Colonial Mutual Funds 401(k) Plan Establishment Booklet - filed as Exhibit 14(f) in Part C, Item 24(b) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-6529) and is hereby incorporated by reference and made a part of this Registration Statement

            (g) Form of Colonial Mutual Funds 401(k) Employee Reports Booklet - filed as Exhibit 14(g) in Part C, Item 24(b) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-6529) and is hereby incorporated by reference and made a part of this Registration Statement

         15.      Distribution Plan adopted pursuant to Section
                  12b-1 of the Investment Company Act of 1940, incorporated by reference to the Distributor's
                  Contract

         16.(a)(1)Calculation of Performance Information (CTEF)(e)

            (a)(2)Calculation of Yield (CTEF) (e)

            (b)(1)Calculation of Performance Information (CTEIF) (e)

            (b)(2)Calculation of Yield (CTEIF) (e)

            (c)(1)Calculation of Performance Information (CUF (e)

            (c)(2)Calculation of Yield (CUF) (e)

            (d)(1)Calculation of Performance Information (CMMMF)

            (d)(2)Calculation of Yield (CMMMF)

            (e)(1)Calculation of Performance Information (CHYMF) (e)

            (e)(2)Calculation of Yield (CHYMF) (e)

            (f)(1)Calculation of PerformanceInformation (CITEF) (e)

            (f)(2)Calculation of Yield (CITEF) (e)

            (g)(1)Calculation of PerformanceInformation (CSTTEF) (e)

            (g)(2)Calculation of Yield (CSTTEF) (e)


         17.(a)   Financial Data Schedule (Class A) (CTEF) (e)
            (b)   Financial Data Schedule (Class B) (CTEF) (e)
            (c)   Financial Data Schedule (Class A)(CTEIF) (e)
            (d)   Financial Data Schedule (Class B)(CTEIF) (e)
            (e)   Financial Data Schedule (Class A)(CUF) (e)
            (f)   Financial Data Schedule (Class B)(CUF) (e)
            (g)   Financial Data Schedule (Class A) (CMMMF)
            (h)   Financial Data Schedule (Class B) (CMMMF)
            (i)   Financial Data Schedule (Class A)(CHYMF) (e)
            (j)   Financial Data Schedule (Class B)(CHYMF) (e)
            (k)   Financial Data Schedule (Class A)(CITEF) (e)
            (l)   Financial Data Schedule (Class B)(CITEF) (e)
            (m)   Financial Data Schedule (Class A)(CSTTEF) (e)

         18. Power of Attorney for: Robert J. Birnbaum, Tom Bleasdale, Lora S. Collins, James E. Grinnell, William D. Ireland, Jr., Richard
                  W. Lowry, William E. Mayer, James L. Moody,
                  Jr., John J. Neuhauser, George L. Shinn,
                  Robert L. Sullivan and Sinclair Weeks, Jr.
                  (e)
---------------------------------

            (a)   Incorporated by reference to Post-Effective
                  Amendment No. 2 filed on or about 10/20/78.

            (b)   Incorporated by reference to Post-Effective
                  Amendment No. 12 filed on or about 11/30/84.

            (c)   Incorporated by reference to Post-Effective
                  Amendment No. 30 filed on or about 12/17/91.

            (d)   Incorporated by reference to Post-Effective
                  Amendment No. 40 filed on or about 7/27/95.

            (e)   Incorporated by reference to Post-Effective
                  Amendment No. 42 filed on 3/22/96.

Item 25. Persons Controlled by or Under Common Control with Registrant
         -------------------------------------------------------------


         None

Item 26. Number of Holders of Securities
         -------------------------------
           (1)                                         (2)
                                                       ---

Title of Class                          Number of Record Holders as of
--------------                          ------------------------------
                                        9/30/96
                                        -------

Shares of beneficial interest           74,578 Class A record holders(CTEF)
                                        12,212 Class B record holders
Shares of beneficial interest            5,464 Class A record holders(CTEIF)
                                         1,099 Class B record holders
Shares of beneficial interest           20,772 Class A record holders (CUF)
                                         44,950 Class B record holders
Shares of beneficial interest               683 Class A record holders (CMMMF)
                                             47 Class B record holders
Shares of beneficial interest               799 Class A record holders (CHYMF)
                                          3,704 Class B record holders
Shares of beneficial interest               106 Class A record holders (CSTTEF)
Shares of beneficial interest               350 Class A record holders (CITEF)
                                            374 Class B record holders


Item 27. Indemnification
         ---------------

         See Article VIII of Amendment No. 4 to the Agreement and
         Declaration of Trust filed as Exhibit 1 hereto.

         See the form of Indemnification Agreement entered into by Registrant, on behalf of CMMMF, and the SR&F Base Trust (Base Trust), on behalf of SR&F Municipal Money Portfolio (Portfolio), relating to liability in connection with information relating to the Base Trust and the Portfolio contained in Part B of this Registration Statement and filed as Exhibit 9.(d) hereto.

         The Registrant's adviser or administrator, Colonial Management Associates, Inc. (Colonial), has an ICI Mutual Insurance Company Directors and Officers/Errors and Omissions Liability insurance policy. The policy provides indemnification to the Registrant's trustees and officers.






Item 28. Business and Other Connections of Investment Adviser
         ----------------------------------------------------

         The following sets forth business and other connections of each Director and officer of Colonial Management Associates, Inc. (see next page).

ITEM 28.
--------

     Registrant's investment adviser, Colonial Management Associates, Inc., is registered as an investment adviser under the Investment Advisers Act of 1940 (1940 Act). Colonial Advisory Services, Inc. (CASI), an affiliate of Colonial Management Associates, Inc., is also registered as an investment adviser under the 1940 Act. As of the end of its fiscal year, December 31, 1995, CASI had one institutional, corporate or other account under management or supervision, the market value of which was approximately $31.4 million. As of the end of its fiscal year, December 31, 1995, Colonial Management Associates, Inc. was the investment adviser and/or administrator to 38 mutual funds in the Colonial Group of Funds, the market value of which investment companies was approximately $16,439.3 million. Colonial Investment Services, Inc., a subsidiary of Colonial Management Associates, Inc., is the principal underwriter and the national distributor of all of the funds in the Colonial Group of Funds, including the Registrant.

     The following sets forth the business and other connections of each director and officer of Colonial Management Associates, Inc.:

(1)                 (2)          (3)                                (4)
Name and principal
business
addresses*          Affiliation
of officers and     with         Period is through 7/1/96.  Other
directors of        investment   business, profession, vocation or
investment adviser  adviser      employment connection              Affiliation
------------------  ----------   --------------------------------   -----------

Andersen, Peter     V.P.

Archer, Joseph A.   V.P.

Berliant, Allan     V.P.

Bertocci, Bruno     V.P.         Stein Roe Global Capital Mngmt. Principal

Boatman, Bonny E.   Dir.;
                    Sr.V.P.;
                    IPC Mbr.

Campbell, Kimberly  V.P.

Carnabucci,
  Dominick          V.P.

Carroll, Sheila A.  Sr.V.P.;
                    Dir.

Citrone, Frank      V.P.

Cogger, Harold W.   Dir.;Pres.;  The Colonial Group, Inc.        Dir.; Pres.;
                    Chairman;                                    CEO; Chrm.
                    CEO;IPC Mbr. Colonial Trusts I through VII   Pres.
                    Exe. Cmte.   Colonial High Income
                                   Municipal Trust               Pres.
                                 Colonial InterMarket Income
                                   Trust I                       Pres.
                                 Colonial Intermediate High
                                   Income Fund                   Pres.
                                 Colonial Investment Grade
                                   Municipal Trust               Pres.
                                 Colonial Municipal Income
                                   Trust                         Pres.
                                 Liberty Financial               Exec V.P.;
                                   Companies, Inc.               Dir.
                                 Colonial Advisory Services,     Dir. Chrm.,
                                   Inc.                          CEO & Pres.
                                 Colonial Investors Service
                                   Center, Inc.                  Dir.

Collins, Anne       V.P.

Conlin, Nancy       V.P.;        Colonial Investors Service
                    Asst.          Center, Inc.                  Asst. Clerk
                    Sec.;        The Colonial Group, Inc.        Asst. Clerk
                    Asst         Colonial Advisory Services,
                    Clerk and      Inc.                          Asst. Clerk
                    Counsel      Colonial Investment Services,
                                   Inc.                          Asst. Clerk
                                 Colonial Trusts I through VII   Asst. Sec.
                                 Colonial High Income
                                   Municipal Trust               Asst. Sec.
                                 Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.

Cordes, Susan       V.P.

Daniszewski,        V.P.         Colonial Investment Services,
 Joseph J.                         Inc.                          V.P.


DiSilva, Linda      V.P.

Ericson, Carl C.    Dir; Sr.     Colonial Intermediate High
                    V.P.           Income Fund                   V.P.
                                 Colonial Advisory Services,
                                   Inc.                          V.P.

Evans, C. Frazier   Dir.;        Colonial Investment Services,
                    Sr.V.P.        Inc.                          Sr. V.P.

Feingold, Andrea S. V.P.         Colonial Intermediate High
                                   Income Fund                   V.P.
                                 Colonial Advisory Services,
                                   Inc.                          V.P.

Feloney, Joseph L.  V.P.         Colonial Investment Services,  A.V.P.
                                   Inc.

Finnemore,          V.P.         Colonial Advisory Services,
 Leslie W.                         Inc.                          V.P.

Franklin,           Sr. V.P.
 Fred J.

Gerokoulis,         V.P.          Colonial Investment Services,
 Stephen A.                        Inc.                          Sr. V.P.

Gibson, Stephen     Dir.;         The Colonial Group, Inc.       Exec. V.P.
 E.                 Exec. V.P.

Harasimowicz,       V.P.          Colonial Investment Services,
 Stephen                           Inc.                          V.P.

Harris, David       V.P.          Stein Roe Global Capital Mngmt Principal

Hartford, Brian     V.P.

Haynie, James P.    V.P.          Colonial Advisory Services,
                                   Inc.                          V.P.

Jacoby, Timothy J.  Sr. V.P.

Johnson, Gordon     V.P.

Koonce, Michael H.  V.P.;        Colonial Trusts I through VII   Asst. Sec.
                    Asst.        Colonial High Income
                    Sec.;          Municipal Trust               Asst. Sec.
                    Asst.        Colonial InterMarket Income
                    Clerk &        Trust I                       Asst. Sec.
                    Counsel      Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 Colonial Investment Services,
                                   Inc.                          Asst. Clerk
                                 Colonial Investors Service
                                   Center, Inc.                  Asst. Clerk
                                 The Colonial Group, Inc.        Asst. Clerk
                                 Colonial Advisory Services,
                                   Inc.                          Asst. Clerk

Lennon, John E.     V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Lenzi, Sharon       V.P.

Lilienfeld,         V.P.
 Jonathan

Loring, William C.  V.P.

Lydecker, Peter L.  V.P.;        Colonial Trusts I through VII   Controller
                    Asst.        Colonial High Income
                    Treasurer      Municipal Trust               Controller
                                 Colonial InterMarket Income
                                   Trust I                       Controller
                                 Colonial Intermediate High
                                   Income Fund                   Controller
                                 Colonial Investment Grade
                                   Municipal Trust               Controller
                                 Colonial Municipal Income
                                   Trust                         Controller

MacKinnon,          Dir.;
  Donald S.         Sr.V.P.

McGregor,           Dir.;        Colonial Investment Services,   Pres.; CEO;
 Jeffrey L.         Sr.V.P.        Inc.                          Dir.

Newman, Maureen     V.P.

O'Neill, Charles A. Sr.V.P.;     Colonial Investment Services,
                    Dir.           Inc.                          Exec. V.P.

Peters, Helen F.    Dir.;        Colonial Advisory Services,
                    Sr.V.P.;       Inc.                          Sr. V.P.
                    IPC Mbr.


Rao, Gita           V.P.

Rie, Daniel         Sr.V.P.;     Colonial Advisory Services,
                    IPC Mbr.;      Inc.                          Sr. V.P.
                    Dir.

Scoon, Davey S.     Dir.;        Colonial Advisory Services,
                    Exe.V.P.;      Inc.                          Dir.
                    IPC Mbr.;    Colonial High Income
                    Exec. Comm.    Municipal Trust               V.P.
                    Mbr.         Colonial InterMarket Income
                                   Trust I                       V.P.
                                 Colonial Intermediate High
                                   Income Fund                   V.P.
                                 Colonial Investment Grade
                                   Municipal Trust               V.P.
                                 Colonial Municipal Income
                                   Trust                         V.P.
                                 Colonial Trusts I through VII   V.P.
                                 Colonial Investors Service      Dir; Pres.
                                   Center, Inc.
                                 The Colonial Group, Inc.        COO; Ex. V.P.

Seibel, Sandra L.   V.P.

Shore, Janet        V.P.

Stern, Arthur O.    Exe.V.P.;    Colonial Advisory  Services,
                    Dir.;          Inc.                          Clerk
                    Sec.;        Colonial High Income
                    Clrk. &        Municipal Trust               Secretary
                    Gnrl.        Colonial InterMarket Income
                    Counsel;       Trust I                       Secretary
                    IPC Mbr.     Colonial Intermediate High
                                   Income Fund                   Secretary
                                 Colonial Investment Grade
                                   Municipal Trust               Secretary
                                 Colonial Municipal Income
                                   Trust                         Secretary
                                 Colonial Trusts I through VII   Secretary
                                 Colonial Investors Service
                                   Center, Inc.                  Clerk
                                 The Colonial Group, Inc.        Exec. V.P.;
                                                                 Clerk; General
                                                                 Counsel
                                 Colonial Investment Services,   Dir., Chrmn.
                                   Inc.                          Counsel; Clrk.

Stevens, Richard    V.P.

Waas, Robert S.     V.P.

Wallace, John       V.P.- Corp.  Colonial Advisory Services,
                    Finance and    Inc.                          Controller
                    Controller

------------------------------------------------
*The Principal address of all of the officers and directors of the investment adviser is One Financial Center, Boston, MA 02111.


         The following sets forth business and other connections of each Director and officer of Stein Roe & Farnham Incorporated (only with respect to Colonial Municipal Money Market Fund which invests all of its assets in the SR&F Municipal Money Market Portfolio (Portfolio), which is managed by Stein Roe & Farnham Incorporated).



Stein Roe & Farnham Incorporated (Manager), the investment manager of the Portfolio, is a wholly owned subsidiary of SteinRoe Services Inc. (SSI), which in turn is a wholly owned subsidiary of Liberty Financial Companies, Inc.
(LFCI), which in turn is a subsidiary of Liberty Mutual Equity Corporation, which in turn is a subsidiary of Liberty Mutual Insurance Company (LMIC). The Manager acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to the Portfolio, it also acts as investment adviser to other investment companies having different investment policies.

During the past two years, neither the Manager nor any of its directors or officers, except for Kenneth R. Leibler, C. Allen Merritt, Jr., Bruno Bertocci, and David P. Harris, have been engaged in any business, profession, vocation, or employment of a substantial nature either on their own account or in the capacity of director, officer, partner or trustee, other than as an officer or associate of the Manager. Mr. Leibler is President and Chief Executive Officer of LFCI; Mr. Merritt is Senior Vice President and Treasurer of LFCI; Messrs. Bertocci and Harris were global equity portfolio managers with Rockerfeller & Co. prior to May, 1995, and are dually employed by Colonial Management Associates, Inc. as Vice Presidents and portfolio managers.

Certain directors and officers of the Manager also serve and have during the past two years served in various capacities as officers, directors or trustees of SSI, the SR&F Base Trust or investment companies managed by the Manager, as shown below. (The listed entities are all located at One South Wacker Drive, Chicago, IL 60606; the address of SteinRoe Variable Investment Trust and LFC Utilities is Federal Reserve Plaza, 600 Atlantic Avenue, Boston, MA 02110).





                                                  Position Formerly
                         Current Position         Held Within Past
                         ----------------           Two Years
                                                    ---------


SteinRoe Services Inc.

Gary A. Anetsberger      Vice President

Timothy K. Armour        Vice President

Jilaine Hummel Bauer     Vice President;Secretary

Kenneth J. Kozanda       Vice President;Treasurer

Kenneth R. Leibler       Director

C. Allen Merritt, Jr.    Director; Vice President

Hans P. Ziegler          Director; President;       Vice Chairman
                         Chairman

SR&F Base Trust

Gary A. Anetsberger      Senior Vice President      Controller

Timothy K. Armour        President; Trustee

Jilaine Hummel Bauer     Executive Vice             Vice President
                         President; Secretary
Ann H. Benjamin                                     Vice President

Michael T. Kennedy                                  Vice President

Lynn C. Maddox                                      Vice President

Jane M. Naeseth                                     Vice President

Thomas R. Sorbo                                     Vice President

Hans P. Ziegler          Executive Vice President

Anthony G. Zulger, Jr.                              Trustee


Stein Roe Income Trust

Gary A. Anetsberger      Senior Vice President      Controller

Timothy K. Armour        President; Trustee

Jilaine Hummel Bauer     Executive Vice             Vice President
                         President; Secretary

Ann H. Benjamin          Vice President

Thomas W. Butch          Vice President

Michael T. Kennedy       Vice President

Stephen P. Luetger       Vice President

Lynn C. Maddox           Vice President

Anne E. Marcel           Vice President

Jane M. Naeseth          Vice President

Thomas P. Sorbo          Vice President

Hans P. Ziegler          Executive Vice President


Anthony G. Zulfer, Jr.   Trustee Emeritus            Trustee

Stein Roe Investment
Trust

Gary A. Anetsberger      Senior Vice President        Controller

Timothy K. Armour        President; Trustee

Jilaine Hummel Bauer     Executive Vice               Vice President
                         President; Secretary

Bruno Bertocci           Vice President

David P. Brady           Vice President

Thomas W. Butch          Vice President

Daniel K. Cantor         Vice President

Philip J. Crosley        Vice President

E. Bruce Dunn            Vice President

Erik P. Gustafson        Vice President

David P. Harris          Vice President

Harvey B. Hirschhorn     Vice President

Alfred F. Kugel                                  Trustee

Eric S. Maddix           Vice President

Lynn C. Maddox           Vice President

Anne E. Marcel           Vice President

Richard B. Peterson      Vice President

Gloria J. Santella       Vice President

Thomas P. Sorbo          Vice President

Hans P. Ziegler          Executive Vice
                         President

Stein Roe Municipal
Trust

Gary A. Anetsberger      Senior Vice President   Controller

Timothy K. Armour        President; Trustee

Jilaine Hummel Bauer     Executive Vice          Vice President
                         President; Secretary

Stein Roe Municipal
Trust

Thomas W. Butch          Vice President

Joanne T. Costopoulos    Vice President

Philip J. Crosley        Vice President

Lynn C. Maddox           Vice President

Anne E. Marcel           Vice President

M. Jane McCart           Vice President

Thomas P. Sorbo          Vice President

Hans P. Ziegler          Executive Vice
                         President
Anthony G. Zulfer, Jr.                           Trustee

Stein Roe Trust and
Stein Roe Adviser Trust

Gary A. Anetsberger      Senior Vice President

Timothy K. Armour        President; Trustee

Jilaine Hummel Bauer     Executive Vice
                         President; Secretary

Bruno Bertocci           Vice President

David P. Brady           Vice President

Thomas W. Butch          Vice President

Daniel K. Cantor         Vice President

Philip J. Crosley        Vice President

E. Bruce Dunn            Vice President

Erik P. Gustafson        Vice President

David P. Harris          Vice President

Philip D. Hausken        Vice President

Harvey B. Hirschhorn     Vice President

Eric S. Maddix           Vice President

Lynn C. Maddox           Vice President

Anne E. Marcel           Vice President

Richard B. Peterson      Vice President

Gloria J. Santella       Vice President

Thomas P. Sorbo          Vice President

Hans P. Ziegler          Executive Vice
                         President

Stein Roe Institutional
Trust

Gary A. Anetsberger      Senior Vice President

Timothy K. Armour        President; Trustee

Jilaine Hummel Bauer     Executive Vice
                         President; Secretary

Ann H. Benjamin          Vice President

Thomas W. Butch          Vice President

Philip J. Crosley        Vice President

Philip D. Hausken        Vice President

Michael T. Kennedy       Vice President

Steven P. Luetger        Vice President

Lynn C. Maddox           Vice President

Anne E. Marcel           Vice President

Jane M. Naeseth          Vice President

Thomas P. Sorbo          Vice President

Hans P. Ziegler          Executive Vice
                         President

SteinRoe Variable
Investment Trust

Gary A. Anetsberger      Treasurer

Timothy K. Armour        Vice President

Jilaine Hummel Bauer     Vice President

Ann H. Benjamin          Vice President

E. Bruce Dunn            Vice President

Erik P. Gustafson        Vice President

Harvey B. Hirschhorn     Vice President

Michael T. Kennedy       Vice President

Jane M. Naeseth          Vice President

Richard B. Peterson      Vice President

LFC Utilities Trust

Gary A. Anetsberger      Vice President

Ophelia L. Barsketis     Vice President


Item 29   Principal Underwriter
-------   ---------------------

(a)   Colonial Investment Services, Inc. a subsidiary of Colonial
      Management Associates, Inc., Registrant's principal underwriter, also acts in the same capacity to Colonial Trust I, Colonial Trust II, Colonial Trust III, Colonial Trust IV, Colonial Trust V and Colonial Trust VII; and sponsor for Colony Growth Plans (public offering of which were discontinued June 14, 1971).

(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 21.

(1)                 (2)                   (3)

Name and Principal  Position and Offices  Positions and
Business Address*   with Principal        Offices with
                    Underwriter           Registrant
------------------  -------------------   --------------

Ballou, Rich           Regional V.P.         None

Balzano, Christine R.  V.P.                  None

Barsokas, David        Regional V.P.         None

Cairns, David          Regional V.P.         None

Chrzanowski,           Regional V.P.         None
 Daniel

Clapp, Elizabeth A.    V.P.                  None

Daniszewski,           V.P.                  None
 Joseph J.

Davey, Cynthia         Sr. V.P.              None

Donovan, John          Regional V.P.         None

Eckelman, Bryan        Sr. V.P.              None

Emerson, Kim P.        Regional V.P.         None

Erickson, Cynthia G.   V.P.                  None

Evans, C. Frazier      Sr. V.P.              None

Feldman, David         Regional V.P.         None

Feloney, Joseph L.     V.P.                  None

Flaherty, Michael      Regional V.P.         None

Gerokoulis,            Sr. V.P.              None
 Stephen A.

Goldberg, Matthew      Regional V.P.         None

Hannon, Lisa           Regional V.P.         None

Harasimowicz,          V.P.                  None
 Stephen

Hayes, Mary            V.P.                  None
 Elizabeth

Hodgkins, Joseph       Regional V.P.         None

Karagiannis,           Sr. V.P.              None
 Marilyn

Kavolius, Mark         Regional V.P.         None

Kelley, Terry M.       Regional V.P.         None

Kelson, David W.       Sr. V.P.              None

Lloyd, Judith H.       Sr. V.P.              None

McGregor, Jeffrey L.   Director, CEO,        None
                       President, COO

Meriwether, Jan        V.P.

Moberly, Ann R.        Sr. V.P.              None

Murphy, Robert F.      Sr. V.P.              None

O'Neill, Charles A.    Exec. V.P.            None

Palmer, Laura          V.P.                  None

Potter, Cheryl         Regional V.P.         None

Reed, Christopher B.   Regional V.P.         None

Scott, Michael W.      Sr. V.P.              None

Sorrells,              Sr. V.P.              None
 Elizabeth

Stern, Arthur O.      Clerk and              Secretary
                      Counsel, Dir.,
                      Chairman

VanEtten, Keith H.    V.P.                   None

Villanova, Paul       Regional V.P.          None

Wallace, John         V.P.                   None

--------------------------
* The address for each individual is One Financial Center, Boston, MA
02111.







Item 30. Location of Accounts and Records
         ---------------------------------

         Registrant's accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are in the physical possession of the following:

         Registrant
         Rule 31a-1(b),(4)
         Rule 31a-2(a),(1)

         Colonial  Management  Associates,  Inc.
         One Financial  Center,  Boston, Massachusetts  02111
         Rule 31a-1(b),  (1), (2), (3), (5), (6), (7), (8),
         (9), (10), (11), (12)
         Rule 31a-1(d),(f)
         Rule 31a-2(a),(1),(2),(c),(e)

         Colonial Investment Services, Inc.
         One Financial Center, Boston, Massachusetts  02111
         Rule 31a-1(d)
         Rule 31a-2(c)

         UMB, n.a. (formerly United Missouri Bank, n.a.)
         (CHYMF, CTEF, CTEIF, CMMMF, CITEF, CSTTEF)

         928 Grand Avenue, Kansas City, Missouri 64106
         Rule 31a-1(b),(2),(3)
         Rule 31a-2(a),(2)

         Boston Safe Deposit and Trust Company (CUF)
         One Boston Place, Boston, Massachusetts 02108
         Rule 31a-1(b),(2),(3)
         Rule 31a-2(a),(2)

         Colonial Investors Service Center, Inc.
         P.O. Box 1722, Boston, Massachusetts 02105-1722
         Rule 31a-1(b),(2)
         Rule 31a-2(a),(2)

Item 31. Management Services
         --------------------

         See Item 5(c), Part A and Item 16(d), Part B.

Item 32. Undertakings
        -------------

         (a)  [deleted]

         (b) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 per cent of the Registrant's outstanding shares and to assist its shareholders in the communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940.

         (c)  [deleted]

         (d)  [deleted]

         (e)  [deleted]

                           ************

                              NOTICE



    A copy of the Agreement and Declaration of Trust, as amended, of Colonial Trust IV (Trust) is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement is not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                            SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Colonial Trust IV, has duly caused this Post-Effective Amendment No. 44 to its Registration Statement under the Securities Act of 1933 and Amendment No. 42 to its Registration Statement under the Investment Company Act of 1940, to be signed in this City of Boston in The Commonwealth of Massachusetts on this 15th day of October, 1996.



                                COLONIAL TRUST IV



                                By: /s/ HAROLD W. COGGER
                                        Harold W. Cogger, President


    Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  this
Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.



SIGNATURES                      TITLE             DATE


/s/   HAROLD W. COGGER          President         October 15, 1996



/s/  PETER L. LYDECKER         Chief Financial   October 15, 1996
                               Officer, Chief
                               Accounting
                               Officer and
                               Controller

/s/   ROBERT J. BIRNBAUM *      Trustee


/s/   TOM BLEASDALE *           Trustee


/s/   LORA S. COLLINS *         Trustee


/s/   JAMES E. GRINNELL *       Trustee


/s/   WILLIAM D. IRELAND, JR. * Trustee       /s/ * MICHAEL H.KOONCE
                                                    Attorney-in-fact
/s/   RICHARD W. LOWRY *        Trustee             For each Trustee
                                                    October 15, 1996

/s/   WILLIAM E. MAYER *        Trustee

/s/   JAMES L. MOODY, JR. *     Trustee

/s/   JOHN J. NEUHAUSER *       Trustee


/s/   GEORGE L. SHINN *         Trustee


/s/   ROBERT L. SULLIVAN *      Trustee

/s/   SINCLAIR WEEKS, JR. *     Trustee

                            SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the SR&F Base Trust certifies that Colonial Trust IV meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of Colonial Trust IV, insofar as it relates to Colonial Municipal Money Market Fund of said Trust under the Securities Act of 1933 and Amendment No. 42 to its Registration Statement under the Investment Company Act of 1940, to be signed in the City of Chicago and the State of Illinois on this 15th day of October, 1996.



                                 SR&F BASE TRUST


                             By: /s/ TIMOTHY K. ARMOUR
                                 ---------------------
                                      Timothy K. Armour, President


    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A of Colonial Trust IV has been signed below by the following trustees and officers of SR&F Base Trust in their capacities and on the date indicated.



SIGNATURES                      TITLE               DATE

/s/   TIMOTHY K. ARMOUR         President           October 15, 1996
  -----------------------
       Timothy K. Armour        (Principal
                                Executive Officer
                                and Trustee)

/s/ GARY A. ANETSBERGER         Senior Vice         October 15, 1996
-----------------------
       Gary A. Anetsberger     President
                               and Chief Financial
                               Officer (Principal
                               Financial Officer)

/s/   SHARON R. ROBERTSON       Controller          October 15, 1996
-------------------------
       Sharon R. Robertson      (Principal
                                Accounting Officer)

/s/   KENNETH L. BLOCK   Trustee       October 15, 1996


/s/   WILLIAM W. BOYD    Trustee       October 15, 1996


/s/   LINDSAY COOK       Trustee       October 15, 1996


/s/   DOUGLAS A. HACKER  Trustee       October 15, 1996


/s/   FRANCIS W. MORLEY  Trustee       October 15, 1996


/s/   CHARLES R. NELSON  Trustee       October 15, 1996


/s/   THOMAS C. THEOBALD Trustee       October 15, 1996


/s/   GORDON R. WORLEY   Trustee       October 15, 1996

                           EXHIBIT INDEX



5.(b)(1)   Pricing and Bookkeeping Agreement (CMMMF)

8.(a)      Custodian Agreement with United Missouri Bank (CTEF,
           CMMMF, CTEIF, CHYMF, CSTTEF, CITEF)

9.(b)      Agreement and Plan of Reorganization (CMMMF, CUF)

11.(a)(i)  Consent of Independent Accountants (CMMMF)

11.(a)(iii) Consent of Independent Auditors (SR&F Municipal
           Money Market Portfolio, master fund of CMMMF)

16.(d)(1)  Calculation of Performance Information (CMMMF)

16.(d)(2)  Calculation of Yield (CMMMF)

17.(g)     Financial Data Schedule (Class A) (CMMMF)

17.(h)     Financial Data Schedule (Class B) (CMMMF)